UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENTINVESTMENT COMPANIES

Investment Company Act file number: 811-21934

RiverNorth Funds
(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, IL 60654
(Address of principal executive offices)  (Zip code)

Marc L. Collins
325 North LaSalle Street, Suite 645
Chicago, IL  60654
(Name and address of agent for service)

Registrant's telephone number, including area code:  312-832-1440

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

3.31.2016

RIVERNORTH®

Semi-Annual Report

RIVERNORTH FUNDS

RiverNorth Core Opportunity Fund

RiverNorth/DoubleLine Strategic Income Fund

RiverNorth Equity Opportunity Fund

RiverNorth/Oaktree High Income Fund

Investment Adviser
RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654

RN

RiverNorth Funds	Table of Contents

Opportunistic Closed‐End Fund Strategies
Portfolio Update	2
RiverNorth Core Opportunity Fund	2
RiverNorth/DoubleLine Strategic Income Fund	5
RiverNorth Equity Opportunity Fund	8
RiverNorth/Oaktree High Income Fund	10
RiverNorth Funds Schedule of Investments and Financial Statements
Disclosure of Fund Expenses	13
Schedule of Investments
RiverNorth Core Opportunity Fund	16
RiverNorth/DoubleLine Strategic Income Fund	21
RiverNorth Equity Opportunity Fund	55
RiverNorth/Oaktree High Income Fund	57
Statement of Assets and Liabilities
RiverNorth Core Opportunity Fund	72
RiverNorth/DoubleLine Strategic Income Fund	74
RiverNorth Equity Opportunity Fund	76
RiverNorth/Oaktree High Income Fund	78
Statement of Operations
RiverNorth Core Opportunity Fund	80
RiverNorth/DoubleLine Strategic Income Fund	81
RiverNorth Equity Opportunity Fund	82
RiverNorth/Oaktree High Income Fund	83
Statements of Changes in Net Assets
RiverNorth Core Opportunity Fund	85
RiverNorth/DoubleLine Strategic Income Fund	87
RiverNorth Equity Opportunity Fund	89
RiverNorth/Oaktree High Income Fund	91
Financial Highlights
RiverNorth Core Opportunity Fund	93
RiverNorth/DoubleLine Strategic Income Fund	97
RiverNorth Equity Opportunity Fund	101
RiverNorth/Oaktree High Income Fund	105
Notes to Financial Statements	111
Additional Information	134
Board Consideration Regarding Approval of Investment Advisory and Sub‐Advisory Agreements	135

RiverNorth Funds	Portfolio Update

March 31, 2016 (Unaudited)

RiverNorth Core Opportunity Fund

Portfolio detail statistics are estimates made by the adviser and subject to change.

Investment Vehicle Allocation(1) (percentages are based on net assets)

Asset Class Allocation(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds and the effects of a total return swap.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2016 (Unaudited)

Equity Capitalization Allocation(1) (percentages are based on net assets)

Fixed Income Allocation(1)(2) (percentages are based on net assets)

Portfolio detail statistics are estimates made by the adviser and are subject to change.

(1)	Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Derivatives Risk – derivatives are subject to counterparty risk. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Short Sale Risk – short positions are speculative, are subject to transaction costs and are riskier than long positions in securities. Small-Cap Risk – small-cap companies are more susceptible to failure, are often thinly traded and have more volatile stock prices. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2016	3

RiverNorth Funds	Portfolio Update

March 31, 2016 (Unaudited)

(2)	Credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the adviser of said closed-end fund. If a credit breakdown is not provided by the adviser, Bloomberg is used. Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rate lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional information at www.rivernorth.com.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2016 (Unaudited)

RiverNorth/DoubleLine Strategic Income Fund

Portfolio detail statistics are estimates made by the adviser and subject to change.

Strategy (“Sleeve”) Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Totals may not add up to 100% due to rounding.

Semi-Annual Report | March 31, 2016	5

RiverNorth Funds	Portfolio Update

March 31, 2016 (Unaudited)

Sector Breakdown(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds and the effects of a total return swap.

Portfolio detail statistics are estimates made by the adviser and are subject to change.

(1)	Asset-Backed Security Risk – the risk that the value of the underlying assets will impair the value of the security. Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible ecurities adjusts with interest rates and the value of the underlying stock. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Derivatives Risk – derivatives are subject to counterparty risk. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Liquidity Risk – illiquid investments may be difficult or impossible to sell. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Mortgage-Backed Security Risk – mortgage backed securities are subject to credit risk, pre-payment risk and devaluation of the underlying collateral. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Rating Agency Risk – rating agencies may change their ratings or ratings may not accurately reflect a debt issuer’s creditworthiness. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2016 (Unaudited)

(2)	For the sleeve managed by RiverNorth, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by DoubleLine, credit quality allocation is determined from the highest available credit rating from any Nationally Recognized Statistical Rating Organization (S&P, Moody’s and Fitch). Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

Semi-Annual Report | March 31, 2016	7

RiverNorth Funds	Portfolio Update

March 31, 2016 (Unaudited)

RiverNorth Equity Opportunity Fund

Portfolio detail statistics are estimates made by the adviser and subject to change.

Investment Vehicle Allocation(1) (percentages are based on net assets)

Totals may not add up to 100% due to rounding.

Sector Breakdown(1) (percentages are based on net assets)

Totals may not add up to 100% due to rounding.

Exposure by Country

Totals may not add up to 100% due to rounding.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2016 (Unaudited)

(1)	Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Derivatives Risk – derivatives are subject to counterparty risk. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Mid-Cap Risk – mid-cap companies may be more susceptible to adverse business or economic events than large-cap companies. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Small-Cap Risk – small-cap companies are more susceptible to failure, are often thinly traded and have more volatile stock prices. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2016	9

RiverNorth Funds	Portfolio Update

March 31, 2016 (Unaudited)

RiverNorth/Oaktree High Income Fund

Portfolio detail statistics are estimates made by the adviser and subject to change.

Strategy Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Sector Breakdown(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the leverage utilized by the underlying funds.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2016 (Unaudited)

High Yield & Bank Loan Geographic Breakdown

Totals may not add up to 100% due to rounding.

Credit Exposure By Type

Portfolio detail statistics are estimates made by the adviser and are subject to change.

(1)	Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Credit Derivatives Risk – the use of credit derivatives is highly specialized, involves default, counterparty and liquidity risks and may not perfectly correlate to the underlying asset or liability being hedged. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Distressed and Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Floating Interest Rate Risk – loans pay interest based on the London Interbank Offered Rate (LIBOR) and a decline in LIBOR could negatively impact the Fund’s return. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Loans Risk – loans may be unrated or rated below investment grade and the pledged collateral may lose value. Secondary trading in loans is not fully-developed and may result in illiquidity. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Security Risk – the value of the Fund may increase or decrease in response to the prospects of the issuers of securities and loans held in the Fund. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

Semi-Annual Report | March 31, 2016	11

RiverNorth Funds	Portfolio Update

March 31, 2016 (Unaudited)

(2)	For the sleeve managed by RiverNorth, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by Oaktree, the sub-adviser uses a proprietary credit scoring matrix to rank potential investments. This process offers a systematic way of reviewing the key quantitative and qualitative variables impacting credit quality for each investment. Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

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RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2016 (Unaudited)

Expense Example
As a shareholder of the RiverNorth Funds (the "Trust" or "Funds"), you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 90 days of purchase); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2015 and held for the six months ended March 31, 2016.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2016	13

RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2016 (Unaudited)

	Beginning Account Value 10/01/2015	Ending Account Value 03/31/2016	Expense Ratio(a)	Expenses Paid During Period(b)
RiverNorth Core Opportunity Fund
Class I Shares
Actual	$1,000.00	$1,050.60	1.10%	$5.64
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	1.10%	$5.55

Class R Shares
Actual	$1,000.00	$1,049.40	1.35%	$6.92
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	1.35%	$6.81

RiverNorth/DoubleLine Strategic Income Fund
Class I Shares
Actual	$1,000.00	$1,030.40	0.85%	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	0.85%	$4.29

Class R Shares
Actual	$1,000.00	$1,028.00	1.10%	$5.58
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	1.10%	$5.55

RiverNorth Equity Opportunity Fund
Class I Shares
Actual	$1,000.00	$1,029.90	1.35%	$6.85
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	1.35%	$6.81

Class R Shares
Actual	$1,000.00	$1,028.70	1.60%	$8.11
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	1.60%	$8.07

RiverNorth/Oaktree High Income Fund
Class I Shares
Actual	$1,000.00	$1,018.90	1.33%	$6.71
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	1.33%	$6.71

Class R Shares
Actual	$1,000.00	$1,017.60	1.60%	$8.07
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	1.60%	$8.07

14	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2016 (Unaudited)

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), then divided by 366. Note this expense example is typically based on a six-month period.

Semi-Annual Report | March 31, 2016	15

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 65.81%
880,380	Aberdeen Asia-Pacific Income Fund, Inc.	$4,401,900
247,487	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.(a)	2,878,274
1,711,552	Adams Diversified Equity Fund, Inc.	21,651,133
156,082	Advent Claymore Convertible Securities and Income Fund II	847,525
458,695	AllianceBernstein Global High Income Fund, Inc.	5,348,384
333,837	AllianceBernstein Income Fund, Inc.	2,620,620
627,704	AllianzGI Equity & Convertible Income Fund	11,417,936
87,002	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	1,066,645
3,274	Alpine Global Dynamic Dividend Fund	27,927
1,914,476	Alpine Total Dynamic Dividend Fund	14,358,570
241,617	Apollo Tactical Income Fund, Inc.	3,288,407
390,751	Avenue Income Credit Strategies Fund	4,282,631
119,197	Babson Capital Global Short Duration High Yield Fund	1,989,398
768,511	BlackRock Corporate High Yield Fund, Inc.	7,662,055
1,390,216	BlackRock Credit Allocation Income Trust	17,405,504
943,436	BlackRock Debt Strategies Fund, Inc.	3,273,723
646,722	BlackRock Global Opportunities Equity Trust	7,683,057
356,679	BlackRock Multi-Sector Income Trust	5,639,095
305,478	Blackstone/GSO Long-Short Credit Income Fund	4,154,501
500,770	Blackstone/GSO Strategic Credit Fund	6,825,495
1,728,766	Boulder Growth & Income Fund, Inc.	13,570,810
368,069	Brookfield Global Listed Infrastructure Income Fund, Inc.	4,177,583
55,560	Calamos Convertible Opportunities and Income Fund	527,264
86,479	Calamos Global Dynamic Income Fund	607,947
613,451	CBRE Clarion Global Real Estate Income Fund	4,791,052
132,451	Central Europe, Russia and Turkey Fund, Inc.	2,479,483
737,465	Central Fund of Canada Ltd. - Class A	8,842,205
66,022	Central Securities Corp.	1,263,661
535,104	ClearBridge American Energy MLP Fund, Inc.	3,740,377
233,561	ClearBridge Energy MLP Opportunity Fund, Inc.	2,632,232
601,949	ClearBridge Energy MLP Total Return Fund, Inc.	6,248,231
274,153	Clough Global Allocation Fund	3,182,916
958,461	Clough Global Equity Fund(b)	10,428,056
3,034,615	Clough Global Opportunities Fund(b)	29,071,612
235,070	Cohen & Steers REIT and Preferred Income Fund, Inc.	4,447,524
478,564	Deutsche High Income Trust	4,058,223
113,488	Deutsche Strategic Income Trust	1,256,312
637,925	Eaton Vance Limited Duration Income Fund	8,407,852
244,167	Eaton Vance Short Duration Diversified Income Fund	3,257,188
380,697	First Trust High Income Long/Short Fund	5,565,790
431,555	Franklin Limited Duration Income Trust	4,893,834
372,709	General American Investors Co., Inc.	11,639,702
291,158	Global High Income Fund, Inc.	2,530,163
63,149	Goldman Sachs MLP Income Opportunities Fund	484,984

See Notes to Financial Statements.

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RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Shares/Description		Value
517,262	Invesco Dynamic Credit Opportunities Fund	$5,560,567
241,864	Ivy High Income Opportunities Fund	3,078,929
5,974,541	Liberty All Star® Equity Fund	29,693,469
376,680	LMP Capital and Income Fund, Inc.	4,659,532
322,866	LMP Real Estate Income Fund, Inc.	4,403,892
148,254	Madison Strategic Sector Premium Fund	1,669,340
373,600	MFS Charter Income Trust	3,037,368
1,204,660	MFS Multimarket Income Trust	7,023,168
193,845	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,701,959
635,778	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	4,857,344
140,147	Neuberger Berman High Yield Strategies Fund, Inc.	1,486,960
1,623,401	Neuberger Berman Real Estate Securities Income Fund, Inc.	8,263,111
331,044	NexPoint Credit Strategies Fund	5,975,344
1,177,581	Nuveen Credit Strategies Income Fund	9,314,666
424,454	Nuveen Mortgage Opportunity Term Fund	9,541,726
144,313	Nuveen Mortgage Opportunity Term Fund 2	3,133,511
51,207	Nuveen Municipal Advantage Fund, Inc.	734,820
12,806	Nuveen Municipal Market Opportunity Fund, Inc.	182,101
1,533,859	PIMCO Dynamic Credit Income Fund	26,750,501
174,331	Prudential Global Short Duration High Yield Fund, Inc.	2,594,045
302,571	Prudential Short Duration High Yield Fund, Inc.	4,659,593
112,816	Royce Global Value Trust, Inc.	831,454
1,623,321	Royce Value Trust, Inc.	19,009,089
786,019	Sprott Focus Trust, Inc.	4,786,856
1,342,278	Templeton Global Income Fund	8,751,653
136,063	Tortoise MLP Fund, Inc.	2,223,269
1,120,908	Tri-Continental Corp.	22,373,324
83,331	Virtus Global Multi-Sector Income Fund	1,180,800
236,924	Voya Emerging Markets High Income Dividend Equity Fund	1,831,612
467,736	Wells Fargo Advantage Multi-Sector Income Fund	5,715,734
395,738	Western Asset Emerging Markets Debt Fund, Inc.	5,746,116
361,694	Western Asset Emerging Markets Income Fund, Inc.	3,710,980
235,163	Western Asset Global Corporate Defined Opportunity Fund, Inc.	3,877,838
860,871	Western Asset High Income Opportunity Fund, Inc.	4,037,485
475,748	Western Asset Managed High Income Fund, Inc.	2,107,564
313,875	Western Asset Worldwide Income Fund, Inc.	3,261,161
805,052	Zweig Total Return Fund, Inc.	9,652,574

TOTAL CLOSED-END FUNDS (Cost $534,680,179)		502,347,236

BUSINESS DEVELOPMENT COMPANIES - 3.40%
1,333,471	American Capital Ltd.(a)	20,322,098
121,891	Apollo Investment Corp.	676,495

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	17

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Shares/Description		Value
749,233	Medley Capital Corp.	$4,944,938

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $26,095,435)		25,943,531

COMMON STOCKS - 0.12%
69,468	NexPoint Residential Trust, Inc., REIT	909,336

TOTAL COMMON STOCKS (Cost $916,370)		909,336

EXCHANGE-TRADED FUNDS - 16.68%
79,701	Guggenheim S&P 500® Top 50® ETF	11,583,743
30,000	iShares® Russell 2000® ETF	3,318,900
87,567	iShares® S&P 100® Fund	8,000,997
209,517	Market Vectors® Gold Miners ETF	4,184,054
39,586	PowerShares® CEF Income Composite Portfolio	854,662
521,245	PowerShares® FTSE RAFI Emerging Markets Portfolio	8,120,997
240,668	PowerShares® FTSE RAFI US 1000 Portfolio	21,214,884
130,259	SPDR® S&P 500® ETF Trust	26,770,830
482,753	Vanguard® FTSE Developed Markets ETF	17,321,178
751,375	Vanguard® FTSE Emerging Markets ETF	25,982,548

TOTAL EXCHANGE-TRADED FUNDS (Cost $125,317,206)		127,352,793

PREFERRED STOCKS - 0.22%
61,158	General American Investors Co., Inc., Series B, 5.950%	1,692,248

TOTAL PREFERRED STOCKS (Cost $1,444,152)		1,692,248

SHORT-TERM INVESTMENTS - 12.37%
Money Market Fund
94,434,700	State Street Institutional Trust (7 Day Yield 0.19%)	94,434,700

TOTAL SHORT-TERM INVESTMENTS (Cost $94,434,700)		94,434,700

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Value
TOTAL INVESTMENTS - 98.60% (Cost $782,888,042)	$752,679,844
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS - 0.05%	400,000
NET RECEIVABLE FROM PURCHASE AND SETTLEMENT AGREEMENT - 0.23%(c)	1,726,969
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.12%	8,569,649
NET ASSETS - 100.00%	$763,376,462

(a)	Non-income producing security.
(b)	Affiliated company. See Note 9 to Notes to Financial Statements.
(c)	See Note 4 to Notes to Financial Statements.

Common Abbreviations:
CEF - Closed End Fund.
ETF - Exchange Traded Fund.
FTSE - Financial Times Stock Exchange.
Ltd. - Limited.
MLP - Master Limited Partnership.
RAFI - Research Affiliates Fundamental Index.
REIT - Real Estate Investment Trust.
S&P – Standard & Poor’s.
SPDR - Standard and Poor's Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Asset	Termination Date	Rate paid by the Fund	Notional Amount	Upfront Premiums Paid	Unrealized Appreciation
ReFlow Fund, LLC(a)	Net Asset Value	12/16/2016	2.19%	$78,000,000	$–	$292,128
Goldman Sachs	Fifth Street Finance Corp., Common Shares	01/20/2017	1.18%	1,354,045	1,354,045	31,294
Goldman Sachs	Fifth Street Finance Corp., Common Shares	01/25/2017	1.18%	465,334	465,334	16,847
						$340,269

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	19

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2016 (Unaudited)

TOTAL RETURN SWAP CONTRACTS*
(Continued)

Counterparty	Reference Asset	Termination Date	Rate paid by the Fund	Notional Amount	Upfront Premiums Paid	Unrealized Deprectiation
Goldman Sachs	Fifth Street Finance Corp., Common Shares	10/27/2016	1.18%	$1,929,551	$1,929,551	$(184,263)
Goldman Sachs	Fifth Street Finance Corp., Common Shares	10/28/2016	1.18%	1,960,842	1,960,842	(215,554)
Goldman Sachs	Fifth Street Finance Corp., Common Shares	10/31/2016	1.18%	1,971,266	1,971,266	(225,983)
Goldman Sachs	Fifth Street Finance Corp., Common Shares	01/24/2017	1.18%	311,483	311,483	(5,132)
						$(630,932)

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Asset. The Fund makes payments on any negative monthly return of such Reference Asset.

*	See Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Shares/Description		Value
CLOSED‐END FUNDS ‐ 30.09%
2,656,405	Aberdeen Asia‐Pacific Income Fund, Inc.	$13,282,025
315,609	Advent Claymore Convertible Securities and Income Fund	4,169,195
805,025	Advent Claymore Convertible Securities and Income Fund II	4,371,286
408,091	Advent/Claymore Enhanced Growth & Income Fund	3,350,427
1,092,196	AllianceBernstein Global High Income Fund, Inc.	12,735,005
4,484,912	AllianceBernstein Income Fund, Inc.	35,206,559
375,072	AllianzGI Convertible & Income Fund	2,077,899
184,447	AllianzGI Diversified Income & Convertible Fund	3,279,468
140,468	Apollo Senior Floating Rate Fund, Inc.	2,135,114
599,626	Ares Dynamic Credit Allocation Fund, Inc.	8,023,000
437,090	Babson Capital Global Short Duration High Yield Fund	7,295,032
2,119,051	BlackRock Corporate High Yield Fund, Inc.	21,126,938
1,669,346	BlackRock Credit Allocation Income Trust	20,900,212
3,645,963	BlackRock Debt Strategies Fund, Inc.	12,651,492
327,586	BlackRock Floating Rate Income Strategies Fund, Inc.	4,281,549
239,545	BlackRock Limited Duration Income Trust	3,540,475
511,077	BlackRock Multi‐Sector Income Trust	8,080,127
836,317	Blackstone/GSO Strategic Credit Fund	11,399,001
286,312	Brookfield High Income Fund, Inc.	2,009,911
528,507	Brookfield Mortgage Opportunity Income Fund, Inc.	7,737,342
300,586	Calamos Convertible and High Income Fund	3,123,089
1,311,274	Calamos Convertible Opportunities and Income Fund	12,443,990
979,780	Credit Suisse Asset Management Income Fund, Inc.	2,811,969
205,534	Deutsche Global High Income Fund, Inc.	1,586,722
455,060	Deutsche High Income Opportunities Fund, Inc.	6,065,950
604,704	Deutsche Multi‐Market Income Trust	4,795,303
139,006	Eaton Vance Floating‐Rate Income Trust	1,829,319
1,401,743	Eaton Vance Limited Duration Income Fund	18,474,973
939,564	Eaton Vance Senior Income Trust	5,440,076
267,675	Eaton Vance Short Duration Diversified Income Fund	3,570,784
265,855	First Trust Aberdeen Global Opportunity Income Fund	2,913,771
578,167	First Trust High Income Long/Short Fund	8,452,802
192,271	First Trust Strategic High Income Fund II	2,186,121
329,024	Franklin Limited Duration Income Trust	3,731,132
353,744	Global High Income Fund, Inc.	3,074,035
1,020,218	Invesco Dynamic Credit Opportunities Fund	10,967,344
135,277	Invesco High Income Trust II	1,791,067
2,359,251	Invesco Senior Income Trust	9,531,374
157,019	KKR Income Opportunities Fund	2,262,644
446,021	Legg Mason BW Global Income Opportunities Fund, Inc.	5,508,359
199,484	LMP Corporate Loan Fund, Inc.	1,946,964
1,224,205	MFS Charter Income Trust	9,952,787
1,002,824	MFS Multimarket Income Trust	5,846,464
483,942	Morgan Stanley Emerging Markets Debt Fund, Inc.	4,249,011
1,394,786	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	10,656,165

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Shares/Description		Value
230,385	Morgan Stanley Income Securities, Inc.	$4,034,041
374,040	Neuberger Berman High Yield Strategies Fund, Inc.	3,968,564
136,835	NexPoint Credit Strategies Fund	2,469,872
113,636	Nuveen Build America Bond Opportunity Fund	2,445,447
2,063,381	Nuveen Credit Strategies Income Fund	16,321,344
584,986	Nuveen Floating Rate Income Fund	5,890,809
458,140	Nuveen Floating Rate Income Opportunity Fund	4,531,005
670,313	Nuveen Global High Income Fund	9,297,241
554,095	Nuveen Municipal Advantage Fund, Inc.	7,951,263
371,841	Nuveen Municipal Market Opportunity Fund, Inc.	5,287,579
62,764	Nuveen Select Quality Municipal Fund, Inc.	920,120
1,052,908	Nuveen Senior Income Fund	6,212,157
239,014	Nuveen Short Duration Credit Opportunities Fund	3,613,892
3,851,139	PIMCO Dynamic Credit Income Fund	67,163,864
295,506	Pioneer Floating Rate Trust	3,306,712
739,234	Prudential Global Short Duration High Yield Fund, Inc.	10,999,802
429,789	Prudential Short Duration High Yield Fund, Inc.	6,618,751
200,927	Putnam High Income Securities Fund	1,470,786
220,823	Putnam Master Intermediate Income Trust	971,621
531,762	Strategic Global Income Fund, Inc.	4,737,999
39,311	TCW Strategic Income Fund, Inc.	205,203
1,253,001	Templeton Emerging Markets Income Fund	12,880,850
2,165,540	Templeton Global Income Fund	14,119,321
386,464	The GDL Fund	3,876,234
569,224	The New America High Income Fund, Inc.	4,593,638
229,691	Virtus Global Multi‐Sector Income Fund	3,254,721
127,321	Voya Prime Rate Trust	641,698
151,741	Wells Fargo Advantage Income Opportunities Fund	1,148,679
751,459	Wells Fargo Advantage Multi‐Sector Income Fund	9,182,829
458,253	Western Asset Emerging Markets Debt Fund, Inc.	6,653,834
503,539	Western Asset Emerging Markets Income Fund, Inc.	5,166,310
162,956	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,687,144
1,201,172	Western Asset High Income Opportunity Fund, Inc.	5,633,497
668,312	Western Asset High Yield Defined Opportunity Fund, Inc.	9,316,269
648,972	Western Asset Managed High Income Fund, Inc.	2,874,946
67,584	Western Asset Worldwide Income Fund, Inc.	702,198
540,457	Western Asset/Claymore Inflation‐Linked Opportunities & Income Fund	5,977,454

TOTAL CLOSED‐END FUNDS
(Cost $653,073,317)		587,991,966

BUSINESS DEVELOPMENT COMPANIES ‐ 1.67%
1,982,108	American Capital Ltd.(a)	30,207,326

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Shares/Description		Value
138,346	Solar Capital Ltd.	$2,390,619

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $30,301,370)		32,597,945

COMMON STOCKS ‐ 0.09%
133,852	NexPoint Residential Trust, Inc., REIT	1,752,123

TOTAL COMMON STOCKS
(Cost $1,894,006)		1,752,123

EXCHANGE‐TRADED FUNDS ‐ 0.72%
651,598	PowerShares® CEF Income Composite Portfolio	14,068,001

TOTAL EXCHANGE‐TRADED FUNDS
(Cost $15,331,378)		14,068,001

OPEN‐END FUNDS ‐ 1.24%
2,708,757	RiverNorth/Oaktree High Income Fund, Class I(b)	24,324,633

TOTAL OPEN‐END FUNDS
(Cost $26,564,665)		24,324,633

PREFERRED STOCKS ‐ 0.66%
84,225	Apollo Commercial Real Estate Finance, Inc., Series A, 8.625%	2,123,312
154,450	Gladstone Investment Corp., Series C, 6.500%	3,726,879
125,774	Kayne Anderson MLP Investment Co., Series F, 3.500%	3,170,763
76,371	The GDL Fund, Series B, 3.000%	3,841,461

TOTAL PREFERRED STOCKS
(Cost $13,104,545)		12,862,415

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES ‐ 1.48%
232,005	Fifth Street Finance Corp.	6.13%	04/30/2028	5,769,964
176,142	Main Street Capital Corp.	6.13%	04/01/2023	4,472,245
92,023	Medley Capital Corp.	7.13%	03/30/2019	2,300,575
90,000	Medley Capital Corp.	6.50%	01/30/2021	2,204,991
201,767	Medley Capital Corp.	6.13%	03/30/2023	4,884,779
135,503	MVC Capital, Inc.	7.25%	01/15/2023	3,280,528

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Shares/Description		Rate	Maturity	Value
126,535	THL Credit, Inc.	6.75%	11/15/2021	$3,144,104
112,510	THL Credit, Inc.	6.75%	12/30/2022	2,773,360

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES
(Cost $28,936,517)				28,830,546

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS ‐ 2.44%
Australia ‐ 0.10%
$1,085,000	Australia & New Zealand Banking Group Ltd.(c)	4.88%	01/12/2021	1,211,230
660,000	Westpac Banking Corp.	2.60%	11/23/2020	674,602
				1,885,832
Austria ‐ 0.01%
200,000	ESAL GmbH(d)	6.25%	02/05/2023	176,750
Bermuda ‐ 0.05%
600,000	Digicel Group Ltd.(c)	7.13%	04/01/2022	469,440
400,000	Digicel Group Ltd.(d)	7.13%	04/01/2022	312,960
200,000	Inkia Energy Ltd.(d)	8.38%	04/04/2021	200,500
				982,900
Brazil ‐ 0.00% (e)
100,000	Cosan Overseas Ltd.(f)	8.25%	Perpetual Maturity	85,000
1,500,000	OAS Finance Ltd.(c)(f)(g)	8.88%	Perpetual Maturity	9,300
				94,300
British Virgin Islands ‐ 0.02%
400,000	Magnesita Finance Ltd.(d)(f)	8.63%	Perpetual Maturity	234,000
200,000	Sinopec Group Overseas Development 2015 Ltd.(c)	2.50%	04/28/2020	201,103
				435,103
Canada ‐ 0.08%
645,000	Bank of Montreal	2.38%	01/25/2019	657,738
160,000	Royal Bank of Canada	2.50%	01/19/2021	163,555
430,000	The Toronto‐Dominion Bank	2.13%	04/07/2021	429,140
230,000	The Toronto‐Dominion Bank	1.75%	07/23/2018	231,108
				1,481,541
Cayman Islands ‐ 0.27%
500,000	Agromercantil Senior Trust(c)	6.25%	04/10/2019	517,500
1,295,000	Alibaba Group Holding Ltd.	3.60%	11/28/2024	1,307,906
150,000	Bantrab Senior Trust(d)	9.00%	11/14/2020	144,937

See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$800,000	Grupo Aval Ltd.(d)	4.75%	09/26/2022	$748,000
956,976	Guanay Finance Ltd.(d)	6.00%	12/15/2020	930,660
600,000	Industrial Senior Trust(c)	5.50%	11/01/2022	577,500
300,000	Industrial Senior Trust(d)	5.50%	11/01/2022	288,750
400,000	Lima Metro Line 2 Finance Ltd.(d)	5.88%	07/05/2034	400,000
400,000	Peru Enhanced Pass‐Through Finance Ltd.(d)(h)	0.00%	06/02/2025	309,564
				5,224,817
Chile ‐ 0.13%
800,000	CorpGroup Banking SA(c)	6.75%	03/15/2023	749,000
1,000,000	Empresa Electrica Angamos SA(d)	4.88%	05/25/2029	930,295
200,000	Empresa Nacional de Telecomunicaciones SA(c)	4.75%	08/01/2026	192,697
500,000	Latam Airlines Group SA(c)	7.25%	06/09/2020	462,500
200,000	Sociedad Quimica y Minera de Chile SA(d)	5.50%	04/21/2020	207,650
				2,542,142
Colombia ‐ 0.15%
450,000	Banco Bilbao Vizcaya Argentaria Colombia SA(d)	4.88%	04/21/2025	436,500
250,000	Banco GNB Sudameris SA(d)	7.50%	07/30/2022	250,000
300,000	Bancolombia SA	6.13%	07/26/2020	317,910
900,000	Ecopetrol SA	5.88%	05/28/2045	712,980
600,000	Pacific Exploration and Production Corp.(c)	5.13%	03/28/2023	105,000
100,000	Pacific Exploration and Production Corp.(c)	5.63%	01/19/2025	17,500
400,000	Pacific Exploration and Production Corp.(d)	5.13%	03/28/2023	70,000
1,000,000	Transportadora de Gas Internacional SA ESP(d)	5.70%	03/20/2022	1,018,500
				2,928,390
Costa Rica ‐ 0.08%
400,000	Banco de Costa Rica(d)	5.25%	08/12/2018	407,000
600,000	Banco Nacional de Costa Rica(d)	4.88%	11/01/2018	598,500
400,000	Instituto Costarricense de Electricidad(c)	6.95%	11/10/2021	401,000
200,000	Instituto Costarricense de Electricidad(d)	6.95%	11/10/2021	200,500
				1,607,000
Curacao ‐ 0.05%
300,000	SUAM Finance BV(d)	4.88%	04/17/2024	303,450
687,000	Teva Pharmaceutical Finance Co. BV	2.95%	12/18/2022	692,276
				995,726

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Dominican Republic ‐ 0.02%
$400,000	Aeropuertos Dominicanos Siglo XXI SA(d)	9.75%	11/13/2019	$424,000
France ‐ 0.03%
275,000	Orange SA	2.75%	09/14/2016	277,079
311,000	Orange SA	2.75%	02/06/2019	320,827
				597,906
Great Britain ‐ 0.17%
660,000	AstraZeneca PLC	2.38%	11/16/2020	674,077
655,000	BP Capital Markets PLC	3.06%	03/17/2022	671,663
1,188,000	British Telecommunications PLC	5.95%	01/15/2018	1,281,756
107,000	Delphi Automotive PLC	4.25%	01/15/2026	111,957
1,000,000	Vedanta Resources PLC(c)	7.13%	05/31/2023	560,000
				3,299,453
Guatemala ‐ 0.02%
400,000	Comcel Trust via Comunicaciones Celulares SA(d)	6.88%	02/06/2024	376,000
India ‐ 0.09%
200,000	Bharat Petroleum Corp. Ltd.	4.00%	05/08/2025	201,620
400,000	Bharti Airtel Ltd.(d)	4.38%	06/10/2025	407,238
400,000	ONGC Videsh Ltd.	3.75%	05/07/2023	400,520
200,000	ONGC Videsh Ltd.	4.63%	07/15/2024	210,174
500,000	Reliance Industries Ltd.(d)(f)	5.88%	Perpetual Maturity	496,875
				1,716,427
Ireland ‐ 0.04%
824,000	GE Capital International Funding Co.(c)	0.96%	04/15/2016	824,049
Israel ‐ 0.05%
600,000	Delek & Avner Tamar Bond Ltd.(c)	4.44%	12/30/2020	604,500
360,000	Delek & Avner Tamar Bond Ltd.(c)	5.41%	12/30/2025	361,350
				965,850
Japan ‐ 0.03%
665,000	Sumitomo Mitsui Financial Group, Inc.	2.93%	03/09/2021	678,403
Luxembourg ‐ 0.09%
655,000	Actavis Funding SCS	2.35%	03/12/2018	662,998
330,000	Covidien International Finance SA	2.95%	06/15/2023	340,779
150,000	Intelsat Jackson Holdings SA	5.50%	08/01/2023	91,125
15,000	Intelsat Jackson Holdings SA(c)	8.00%	02/15/2024	15,488
650,000	Minerva Luxembourg SA(c)(f)(i)	8.75%	Perpetual Maturity	613,438
				1,723,828

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Mexico ‐ 0.38%
$900,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(d)(i)	5.95%	01/30/2024	$932,850
300,000	BBVA Bancomer SA(c)(i)	5.35%	11/12/2029	289,500
700,000	BBVA Bancomer SA(d)(i)	5.35%	11/12/2029	675,500
400,000	Credito Real SAB de CV SOFOM ER(c)	7.50%	03/13/2019	397,000
734,402	Fermaca Enterprises S de RL de CV(c)	6.38%	03/30/2038	695,846
244,801	Fermaca Enterprises S de RL de CV(d)	6.38%	03/30/2038	231,949
300,000	Grupo Elektra SAB de CV(d)	7.25%	08/06/2018	292,500
600,000	Grupo Idesa SA de CV(c)	7.88%	12/18/2020	585,750
200,000	Grupo Idesa SA de CV(d)	7.88%	12/18/2020	195,250
677,768	Mexico Generadora de Energia S de rl(d)	5.50%	12/06/2032	596,436
200,000	Petroleos Mexicanos	5.50%	01/21/2021	207,875
1,475,000	Petroleos Mexicanos	5.63%	01/23/2046	1,245,121
200,000	Sixsigma Networks Mexico SA de CV(c)	8.25%	11/07/2021	189,500
300,000	TV Azteca SAB de CV(d)	7.50%	05/25/2018	194,250
250,000	Unifin Financiera SAPI de CV SOFOM ENR(c)	6.25%	07/22/2019	238,750
400,000	Unifin Financiera SAPI de CV SOFOM ENR(d)	6.25%	07/22/2019	382,000
				7,350,077
Netherlands ‐ 0.08%
250,000	Ajecorp BV(d)	6.50%	05/14/2022	107,500
300,000	CIMPOR Financial Operations BV(c)	5.75%	07/17/2024	220,500
200,000	CIMPOR Financial Operations BV(d)	5.75%	07/17/2024	147,000
300,000	Marfrig Holding Europe BV(c)	6.88%	06/24/2019	286,125
200,000	Marfrig Holding Europe BV(d)	6.88%	06/24/2019	190,750
600,000	VTR Finance BV(d)	6.88%	01/15/2024	589,680
				1,541,555
Pakistan ‐ 0.02%
400,000	Global Bank Corp.(c)	5.13%	10/30/2019	407,000
Panama ‐ 0.17%
450,000	Aeropuerto Internacional de Tocumen SA	5.75%	10/09/2023	463,500
700,000	AES El Salvador Trust II(d)	6.75%	03/28/2023	549,500
400,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(c)	8.38%	05/10/2020	316,000
400,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(d)	8.38%	05/10/2020	316,000
300,000	Banco Latinoamericano de Comercio Exterior SA(d)	3.25%	05/07/2020	299,250
641,972	ENA Norte Trust(d)	4.95%	04/25/2023	654,811
400,000	Global Bank Corp.(d)	4.75%	10/05/2017	406,500

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$400,000	Global Bank Corp.(d)	5.13%	10/30/2019	$407,000
				3,412,561
Paraguay ‐ 0.08%
350,000	Banco Continental SAECA(d)	8.88%	10/15/2017	354,813
150,000	Banco Regional SAECA(c)	8.13%	01/24/2019	154,950
600,000	Banco Regional SAECA(d)	8.13%	01/24/2019	619,800
400,000	Telefonica Celular del Paraguay SA(d)	6.75%	12/13/2022	394,000
				1,523,563
Peru ‐ 0.20%
600,000	Abengoa Transmision Sur SA(c)	6.88%	04/30/2043	613,500
200,000	Abengoa Transmision Sur SA(d)	6.88%	04/30/2043	204,500
100,000	Banco Internacional del Peru SAA Interbank(d)(i)	6.63%	03/19/2029	103,350
100,000	BBVA Banco Continental SA(d)(i)	5.25%	09/22/2029	101,125
180,000	Camposol SA(c)	9.88%	02/02/2017	157,500
800,000	Cia Minera Ares SAC(d)	7.75%	01/23/2021	796,000
400,000	Corp. Azucarera del Peru SA(d)	6.38%	08/02/2022	346,000
200,000	Inkia Energy Ltd.(c)	8.38%	04/04/2021	200,500
127,000	Maestro Peru SA(d)	6.75%	09/26/2019	133,667
500,000	Pesquera Exalmar SAA(c)	7.38%	01/31/2020	355,000
500,000	Pesquera Exalmar SAA(d)	7.38%	01/31/2020	355,000
600,000	Volcan Cia Minera SAA(d)	5.38%	02/02/2022	459,750
				3,825,892
Singapore ‐ 0.02%
400,000	Oversea‐Chinese Banking Corp. Ltd.(d)(i)	4.00%	10/15/2024	415,927
Trinidad/Tobago ‐ 0.01%
300,000	National Gas Co. of Trinidad & Tobago Ltd.(d)	6.05%	01/15/2036	305,625

TOTAL FOREIGN CORPORATE BONDS
(Cost $52,678,303)				47,742,617

U.S. CORPORATE BONDS ‐ 3.22%
Advertising ‐ 0.03%
390,000	Omnicom Group, Inc.	3.63%	05/01/2022	410,178
260,000	Omnicom Group, Inc.	3.60%	04/15/2026	266,995
				677,173
Aerospace/Defense ‐ 0.08%
665,000	Lockheed Martin Corp.	4.70%	05/15/2046	746,893
451,000	The Boeing Co.	6.88%	03/15/2039	659,526
140,000	TransDigm, Inc.	6.00%	07/15/2022	140,175
				1,546,594

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Agriculture‐ 0.04%
$635,000	Reynolds American, Inc.	4.00%	06/12/2022	$691,384
Apparel ‐ 0.00%(e)
65,000	Levi Strauss & Co.	5.00%	05/01/2025	65,975
Auto Manufacturers ‐ 0.08%
520,000	Ford Motor Co.	7.45%	07/16/2031	679,632
345,000	General Motors Financial Co., Inc.	3.20%	07/13/2020	344,705
505,000	General Motors Financial Co., Inc.	4.20%	03/01/2021	522,394
				1,546,731
Auto Parts & Equipment ‐ 0.04%
95,000	American Axle & Manufacturing, Inc.	6.63%	10/15/2022	99,037
55,000	Dana Holding Corp.	5.50%	12/15/2024	52,112
545,000	Delphi Corp.	4.15%	03/15/2024	561,515
95,000	The Goodyear Tire & Rubber Co.	5.13%	11/15/2023	97,613
				810,277
Banks‐ 0.44%
985,000	Bank of America Corp.	2.00%	01/11/2018	989,590
655,000	BB&T Corp.	2.45%	01/15/2020	666,943
640,000	Citigroup, Inc.	2.65%	10/26/2020	647,000
355,000	Citigroup, Inc.	2.70%	03/30/2021	358,167
657,000	JPMorgan Chase & Co.	2.55%	10/29/2020	666,549
665,000	JPMorgan Chase & Co.	4.25%	10/01/2027	693,618
660,000	Morgan Stanley	2.65%	01/27/2020	670,602
660,000	Morgan Stanley	3.88%	01/27/2026	690,149
655,000	PNC Funding Corp.	3.30%	03/08/2022	686,467
480,000	State Street Corp.	3.55%	08/18/2025	511,571
695,000	The Goldman Sachs Group, Inc.	2.88%	02/25/2021	708,336
1,335,000	Wells Fargo & Co.	3.55%	09/29/2025	1,401,905
				8,690,897
Beverages - 0.05%
325,000	Anheuser‐Busch InBev Finance, Inc.	4.90%	02/01/2046	364,019
335,000	The Coca‐Cola Co.	1.65%	11/01/2018	341,418
315,000	The Coca‐Cola Co.	1.88%	10/27/2020	320,269
				1,025,706
Biotechnology - 0.02%
335,000	Celgene Corp.	3.88%	08/15/2025	352,894
Chemicals - 0.02%
95,000	Ashland, Inc.	4.75%	08/15/2022	96,900
400,000	Braskem America Finance Co.(d)	7.13%	07/22/2041	341,380
				438,280
Commercial Services ‐ 0.03%
330,000	McGraw Hill Financial, Inc.	4.40%	02/15/2026	359,556
94,000	Service Corp. International	5.38%	01/15/2022	98,700

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$45,000	Team Health, Inc.(c)	7.25%	12/15/2023	$48,262
				506,518
Computers ‐ 0.09%
508,000	Apple, Inc.	4.65%	02/23/2046	556,105
540,000	Hewlett Packard Enterprise Co.(c)	3.60%	10/15/2020	562,318
705,000	International Business Machines Corp.	1.13%	02/06/2018	706,584
25,000	Western Digital Corp.(c)	7.38%	04/01/2023	25,562
				1,850,569
Cosmetics/Personal Care‐ 0.01%
120,000	Revlon Consumer Products Corp.	5.75%	02/15/2021	123,900
Distribution/Wholesale‐ 0.01%
100,000	HD Supply, Inc.	7.50%	07/15/2020	106,625
20,000	HD Supply, Inc.(c)	5.75%	04/15/2024	20,600
				127,225
Diversified Financial Services‐ 0.23%
660,000	Air Lease Corp.	3.75%	02/01/2022	658,293
645,000	Ally Financial, Inc.	4.13%	03/30/2020	641,775
435,000	American Express Credit Corp.	2.13%	03/18/2019	440,383
865,000	American Express Credit Corp.	2.25%	08/15/2019	876,384
529,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	645,438
470,000	National Rural Utilities Cooperative Finance Corp.	2.00%	01/27/2020	474,394
659,000	Synchrony Financial	3.00%	08/15/2019	670,107
				4,406,774
Electric - 0.14%
787,000	Berkshire Hathaway Energy Co.	6.50%	09/15/2037	1,029,786
715,000	Duke Energy Progress, Inc.	4.15%	12/01/2044	752,995
1,000,000	The Southern Co.	2.45%	09/01/2018	1,016,730
				2,799,511
Engineering & Construction - 0.00%(e)
95,000	SBA Communications Corp.	5.63%	10/01/2019	99,512
Entertainment - 0.01%
50,000	Regal Entertainment Group	5.75%	03/15/2022	52,000
105,000	Scientific Games International, Inc.(c)	7.00%	01/01/2022	107,625
50,000	WMG Acquisition Corp.(c)	6.75%	04/15/2022	49,750
				209,375
Environmental Control ‐ 0.03%
530,000	Waste Management, Inc.	4.10%	03/01/2045	534,428
Food ‐ 0.17%
115,000	JBS USA LLC / JBS USA Finance, Inc.(c)	5.75%	06/15/2025	101,200
505,000	Kraft Heinz Foods Co.(c)	1.60%	06/30/2017	506,818
160,000	Kraft Heinz Foods Co.(c)	2.00%	07/02/2018	161,591

See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$35,000	Pilgrim’s Pride Corp.(c)	5.75%	03/15/2025	$35,306
65,000	Post Holdings, Inc.	7.38%	02/15/2022	68,981
970,000	The Kroger Co.	3.40%	04/15/2022	1,028,338
30,000	TreeHouse Foods, Inc.(c)	6.00%	02/15/2024	31,950
1,285,000	Tyson Foods, Inc.	3.95%	08/15/2024	1,372,810
				3,306,994
Forest Products & Paper - 0.07%
1,315,000	Georgia‐Pacific LLC(c)	3.60%	03/01/2025	1,363,479
Hand/Machine Tools ‐ 0.01%
115,000	Milacron LLC / Mcron Finance Corp.(c)	7.75%	02/15/2021	106,375
Healthcare‐Products ‐ 0.09%
77,000	Alere, Inc.	6.50%	06/15/2020	78,848
1,000,000	Thermo Fisher Scientific, Inc.	3.30%	02/15/2022	1,021,622
660,000	Zimmer Biomet Holdings, Inc.	1.45%	04/01/2017	659,973
				1,760,443
Healthcare‐Services ‐ 0.13%
648,000	Anthem, Inc.	2.30%	07/15/2018	655,745
130,000	Centene Escrow Corp.(c)	5.63%	02/15/2021	135,850
50,000	HCA, Inc.	5.38%	02/01/2025	50,610
90,000	HCA, Inc.	5.88%	02/15/2026	92,925
660,000	Laboratory Corp. of America Holdings	2.50%	11/01/2018	666,119
695,000	Laboratory Corp. of America Holdings	4.70%	02/01/2045	696,398
120,000	Select Medical Corp.	6.38%	06/01/2021	114,000
110,000	Tenet Healthcare Corp.	6.75%	06/15/2023	105,875
				2,517,522
Holding Companies‐Diversified ‐ 0.04%
35,000	Argos Merger Sub, Inc.(c)	7.13%	03/15/2023	37,188
675,000	MUFG Americas Holdings Corp.	1.63%	02/09/2018	672,986
				710,174
Home Builders ‐ 0.00%(e)
80,000	WCI Communities, Inc.	6.88%	08/15/2021	79,800
Household Products/Wares ‐ 0.01%
100,000	Spectrum Brands, Inc.	5.75%	07/15/2025	106,750
Housewares ‐ 0.01%
155,000	Newell Rubbermaid, Inc.	3.15%	04/01/2021	159,471
Insurance ‐ 0.09%
855,000	Liberty Mutual Group, Inc.(c)	6.50%	05/01/2042	1,001,393
660,000	TIAA Asset Management Finance Co. LLC(c)	2.95%	11/01/2019	670,601
				1,671,994
Internet ‐ 0.02%
325,000	Amazon.com, Inc.	3.80%	12/05/2024	355,919

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	31

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Iron/Steel ‐ 0.01%
$150,000	Signode Industrial Group Lux SA / Signode Industrial Group US, Inc.(c)	6.38%	05/01/2022	$137,063
Leisure Time ‐ 0.01%
95,000	NCL Corp. Ltd.(c)	5.25%	11/15/2019	97,850
70,000	Sabre GLBL, Inc.(c)	5.25%	11/15/2023	71,568
65,000	Viking Cruises Ltd.(c)	8.50%	10/15/2022	61,750
				231,168
Lodging ‐ 0.00%(e)
65,000	Station Casinos LLC	7.50%	03/01/2021	68,900
Machinery‐Construction & Mining ‐ 0.00%(e)
95,000	Terex Corp.	6.00%	05/15/2021	92,388
Media ‐ 0.11%
335,000	21st Century Fox America, Inc.	4.75%	09/15/2044	348,230
135,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.25%	09/30/2022	139,388
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	5.13%	05/01/2023	25,500
145,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(c)	6.38%	09/15/2020	144,275
255,000	Comcast Corp.	4.20%	08/15/2034	270,124
395,000	Comcast Corp.	4.40%	08/15/2035	428,885
40,000	CSC Holdings LLC	5.25%	06/01/2024	35,750
65,000	Gray Television, Inc.	7.50%	10/01/2020	68,900
100,000	Sinclair Television Group, Inc.(c)	5.63%	08/01/2024	101,000
140,000	TEGNA, Inc.(c)	4.88%	09/15/2021	144,550
335,000	Time Warner, Inc.	3.60%	07/15/2025	344,672
140,000	Tribune Media Co.(c)	5.88%	07/15/2022	136,850
				2,188,124
Mining ‐ 0.06%
150,000	Freeport‐McMoRan, Inc.	5.45%	03/15/2043	91,500
300,000	Southern Copper Corp.	6.75%	04/16/2040	293,265
850,000	Southern Copper Corp.	5.25%	11/08/2042	701,236
				1,086,001
Miscellaneous Manufacturing ‐ 0.01%
175,000	Gates Global LLC / Gates Global Co.(c)	6.00%	07/15/2022	150,500
Office/Business Equipment ‐ 0.03%
650,000	Xerox Corp.	2.95%	03/15/2017	654,089
Oil & Gas ‐ 0.17%
705,000	Apache Corp.	4.75%	04/15/2043	635,282
407,000	Chevron Corp.	1.37%	03/02/2018	408,612
252,000	Chevron Corp.	1.79%	11/16/2018	255,179
145,000	Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	5,528

See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,630,000	Energy XXI Gulf Coast, Inc.(c)	11.00%	03/15/2020	$236,350
60,000	Energy XXI Gulf Coast, Inc.	7.50%	12/15/2021	2,250
335,000	EOG Resources, Inc.	4.15%	01/15/2026	348,056
80,000	EPL Oil & Gas, Inc.	8.25%	02/15/2018	4,050
160,000	Memorial Production Partners LP / Memorial Production Finance Corp.	6.88%	08/01/2022	44,800
155,000	Occidental Petroleum Corp.	3.40%	04/15/2026	156,403
263,000	Phillips 66	5.88%	05/01/2042	286,835
35,000	Phillips 66	4.88%	11/15/2044	35,207
55,000	Sanchez Energy Corp.	6.13%	01/15/2023	29,975
2,420,000	SandRidge Energy, Inc.(c)	8.75%	06/01/2020	598,950
330,000	Schlumberger Holdings Corp.(c)	2.35%	12/21/2018	332,349
95,000	Ultra Petroleum Corp.(c)	5.75%	12/15/2018	7,125
				3,386,951
Packaging & Containers ‐ 0.02%
70,000	Berry Plastics Corp.	5.50%	05/15/2022	72,012
105,000	Plastipak Holdings, Inc.(c)	6.50%	10/01/2021	103,687
135,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	8.25%	02/15/2021	138,632
				314,331
Pharmaceuticals ‐ 0.12%
672,000	AbbVie, Inc.	4.70%	05/14/2045	717,672
665,000	Cardinal Health, Inc.	1.95%	06/15/2018	668,552
495,000	Eli Lilly & Co.	3.70%	03/01/2045	505,220
335,000	Express Scripts Holding Co.	4.50%	02/25/2026	348,585
70,000	Quintiles Transnational Corp.(c)	4.88%	05/15/2023	71,899
65,000	Vizient, Inc.(c)	10.38%	03/01/2024	69,713
				2,381,641
Pipelines ‐ 0.10%
75,000	Energy Transfer Partners LP	5.20%	02/01/2022	71,291
710,000	Energy Transfer Partners LP	4.75%	01/15/2026	652,475
522,000	Enterprise Products Operating LLC	3.70%	02/15/2026	519,328
595,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	596,964
25,000	Kinder Morgan Energy Partners LP	6.50%	09/01/2039	23,740
70,000	MPLX LP(c)	5.50%	02/15/2023	67,877
				1,931,675
REITS ‐ 0.08%
625,000	Boston Properties LP	4.13%	05/15/2021	670,822
60,000	Equinix, Inc.	5.88%	01/15/2026	63,330
135,000	ESH Hospitality, Inc.(c)	5.25%	05/01/2025	132,469
655,000	Simon Property Group LP	3.30%	01/15/2026	680,903
				1,547,524
Retail ‐ 0.08%
50,000	Asbury Automotive Group, Inc.	6.00%	12/15/2024	50,750

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	33

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$25,000	Dollar Tree, Inc.(c)	5.75%	03/01/2023	$26,609
70,000	Rite Aid Corp.(c)	6.13%	04/01/2023	74,463
90,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	94,725
310,000	The Home Depot, Inc.	3.35%	09/15/2025	336,476
330,000	The Home Depot, Inc.	3.00%	04/01/2026	346,844
605,000	Wal‐Mart Stores, Inc.	4.30%	04/22/2044	678,431
				1,608,298
Semiconductors ‐ 0.00%(e)
15,000	Microsemi Corp.(c)	9.13%	04/15/2023	16,537
Software ‐ 0.19%
95,000	Activision Blizzard, Inc.(c)	5.63%	09/15/2021	100,344
140,000	Ensemble S Merger Sub, Inc.(c)	9.00%	09/30/2023	137,725
490,000	Fidelity National Information Services, Inc.	3.63%	10/15/2020	507,151
50,000	First Data Corp.(c)	7.00%	12/01/2023	50,687
50,000	First Data Corp.(c)	5.75%	01/15/2024	50,183
115,000	Infor US, Inc.	6.50%	05/15/2022	105,225
660,000	Microsoft Corp.	4.45%	11/03/2045	731,493
1,050,000	Oracle Corp.	2.38%	01/15/2019	1,089,102
220,000	Oracle Corp.	2.25%	10/08/2019	227,156
695,000	Oracle Corp.	4.13%	05/15/2045	712,082
50,000	Solera LLC / Solera Finance, Inc.(c)	10.50%	03/01/2024	50,375
				3,761,523
Telecommunications ‐ 0.16%
670,000	AT&T, Inc.	3.40%	05/15/2025	672,946
665,000	Cisco Systems, Inc.	1.65%	06/15/2018	675,315
100,000	CommScope, Inc.(c)	5.00%	06/15/2021	101,125
65,000	Frontier Communications Corp.(c)	10.50%	09/15/2022	66,869
100,000	Level 3 Communications, Inc.	5.75%	12/01/2022	103,500
1,415,000	Verizon Communications, Inc.	4.40%	11/01/2034	1,435,263
				3,055,018
Transportation ‐ 0.08%
110,000	Air Medical Merger Sub Corp.(c)	6.38%	05/15/2023	103,675
675,000	Burlington Northern Santa Fe LLC	4.55%	09/01/2044	733,444
705,000	FedEx Corp.	4.75%	11/15/2045	749,348
65,000	OPE KAG Finance Sub, Inc.(c)	7.88%	07/31/2023	65,162
				1,651,629

TOTAL U.S. CORPORATE BONDS
(Cost $64,449,357)				62,906,004

See Notes to Financial Statements.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.10%
$1,000,000	Colombia Government International Bond	4.38%	07/12/2021	$1,045,000
940,000	Mexico Government International Bond	4.00%	10/02/2023	987,000

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES (Cost $1,992,636)				2,032,000

COLLATERALIZED LOAN OBLIGATIONS - 0.76%
	Adams Mill CLO Ltd.
500,000	Series 2014-1A(c)(i)	4.12%	07/15/2026	422,779
250,000	Series 2014-1A(c)(i)	5.62%	07/15/2026	147,214
	Apidos CLO XVIII
500,000	Series 2014-18A(c)(i)	4.27%	07/22/2026	447,638
250,000	Series 2014-18A(c)(i)	5.82%	07/22/2026	207,194
	Avery Point II CLO Ltd.
250,000	Series 2013-2A(c)(i)	3.37%	07/17/2025	237,624
500,000	Series 2013-2A(c)(i)	4.07%	07/17/2025	439,039
	Babson CLO Ltd.
500,000	Series 2015-2A(c)(i)	4.42%	07/20/2027	457,258
500,000	Series 2015-IA(c)(i)	4.07%	04/20/2027	431,365
	Betony CLO Ltd.
500,000	Series 2015-1A(c)(i)	3.77%	04/15/2027	491,863
500,000	Series 2015-1A(c)(i)	4.22%	04/15/2027	440,905
	Birchwood Park CLO Ltd.
250,000	Series 2014-1A(c)(i)	7.02%	07/15/2026	213,517
250,000	Series 2014-1A(c)(i)	3.77%	07/15/2026	249,032
250,000	Series 2014-1A(c)(i)	4.82%	07/15/2026	225,901
	BlueMountain CLO Ltd.
500,000	Series 2012-1A(c)(i)	6.12%	07/20/2023	429,756
500,000	Series 2015-3A(c)(i)	3.43%	10/20/2027	487,735
500,000	Series 2015-3A(c)(i)	3.88%	10/20/2027	455,411
	Brookside Mill CLO Ltd.
250,000	Series 2013-1A(c)(i)	3.32%	04/17/2025	235,906
500,000	Series 2013-1A(c)(i)	3.67%	04/17/2025	406,149
500,000	Series 2013-1A(c)(i)	5.02%	04/17/2025	314,689
	Carlyle Global Market Strategies CLO Ltd.
250,000	Series 2014-3A(c)(i)	3.77%	07/27/2026	248,439
500,000	Series 2014-3A(c)(i)	4.82%	07/27/2026	457,784

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	35

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Catamaran CLO Ltd.
$500,000	Series 2015-1A(c)(i)	3.72%	04/22/2027	$485,776
	Dorchester Park CLO Ltd.
250,000	Series 2015-1A(c)(i)	3.82%	01/20/2027	249,677
250,000	Series 2015-1A(c)(i)	4.17%	01/20/2027	221,441
	Emerson Park CLO Ltd.
250,000	Series 2013-1A(c)(i)	3.37%	07/15/2025	244,141
	Flatiron CLO Ltd.
250,000	Series 2014-1A(c)(i)	3.92%	07/17/2026	215,166
	Galaxy XV CLO Ltd.
500,000	Series 2013-15A(c)(i)	4.02%	04/15/2025	420,103
	Halcyon Loan Advisors Funding Ltd.
250,000	Series 2013-2A(c)(i)	3.32%	08/01/2025	231,479
	ING IM CLO Ltd.
250,000	Series 2013-3A(c)(i)	3.32%	01/18/2026	243,302
	LCM XII LP
250,000	Series 2015-12A(c)(i)	4.32%	10/19/2022	233,686
	LCM XIV LP
500,000	Series 2013-14A(c)(i)	4.12%	07/15/2025	452,509
	LCM XV LP
250,000	Series 2014-15A(c)(i)	3.73%	08/25/2024	247,967
	Limerock CLO I
500,000	Series 2007-1A(c)(i)	1.25%	04/24/2023	469,950
	Madison Park Funding XIII Ltd.
250,000	Series 2014-13A(c)(i)	3.97%	01/19/2025	222,678
	Madison Park Funding XIV Ltd.
250,000	Series 2014-14A(c)(i)	4.22%	07/20/2026	224,733
250,000	Series 2014-14A(c)(i)	5.37%	07/20/2026	202,930
	Magnetite CLO Ltd.
500,000	Series 2012-7A(c)(i)	5.87%	01/15/2025	426,139
	Nomad CLO Ltd.
250,000	Series 2013-1A(c)(i)	3.57%	01/15/2025	233,147
250,000	Series 2013-1A(c)(i)	4.12%	01/15/2025	211,873
	Octagon Investment Partners XVI Ltd.
500,000	Series 2013-1A(c)(i)	3.97%	07/17/2025	436,544
500,000	Series 2013-1A(c)(i)	5.12%	07/17/2025	359,463
	Symphony CLO XI Ltd.
500,000	Series 2013-11A(c)(i)	3.77%	01/17/2025	498,907
	Venture X CLO Ltd.
500,000	Series 2012-10A(c)(i)	4.82%	07/20/2022	468,116

See Notes to Financial Statements.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Venture XV CLO Ltd.
$500,000	Series 2013-15A(c)(i)	3.72%	07/15/2025	$479,772

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,323,490)				14,926,697

CONTINGENT CONVERTIBLE SECURITIES - 0.06%
700,000	Banco do Brasil SA(c)(f)(i)	9.00%	Perpetual Maturity	489,300
600,000	United Overseas Bank Ltd.(i)	3.75%	09/19/2024	618,798

TOTAL CONTINGENT CONVERTIBLE SECURITIES (Cost $1,318,067)				1,108,098

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 21.36%
	Adjustable Rate Mortgage Trust
1,717,414	Series 2005-1(i)	3.00%	05/25/2035	1,675,550
6,240,373	Series 2005-10(i)	2.96%	01/25/2036	5,329,786
1,489,520	Series 2005-7(i)	3.19%	10/25/2035	1,308,264
	Alternative Loan Trust
568,735	Series 2005-20CB	5.50%	07/25/2035	532,813
222,876	Series 2005-54CB	5.50%	11/25/2035	208,992
982,193	Series 2005-6CB	5.50%	04/25/2035	950,112
2,188,953	Series 2005-85CB(i)	1.53%	02/25/2036	1,738,944
462,272	Series 2005-85CB(i)	20.05%	02/25/2036	689,073
551,617	Series 2005-86CB	5.50%	02/25/2036	495,816
1,083,508	Series 2005-9CB(i)	4.62%	05/25/2035	147,876
610,083	Series 2005-9CB(i)	0.93%	05/25/2035	491,718
468,799	Series 2006-12CB(i)	5.75%	05/25/2036	379,256
2,166,103	Series 2006-15CB	6.50%	06/25/2036	1,652,061
292,387	Series 2006-30T1	6.25%	11/25/2036	272,594
233,784	Series 2006-32CB	5.50%	11/25/2036	205,891
462,102	Series 2006-36T2(i)	26.07%	12/25/2036	685,267
1,726,597	Series 2007-19	6.00%	08/25/2037	1,357,402
6,073,373	Series 2007-20	6.25%	08/25/2047	5,143,460
1,869,127	Series 2007-23CB(i)	0.93%	09/25/2037	1,156,035
1,784,705	Series 2007-23CB(i)	6.07%	09/25/2037	555,692
11,513,694	Series 2007-HY2(i)	2.72%	03/25/2047	9,977,775
	American Home Mortgage Investment Trust
194,985	Series 2007-A(c)(j)	6.10%	01/25/2037	106,280

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	37

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	BAMLL Commercial Mortgage Securities Trust
$400,000	Series 2014-IP(c)(i)	2.72%	06/15/2028	$392,583
17,000,000	Series 2015-200P(c)(i)	0.38%	04/14/2033	535,449
	Banc of America Alternative Loan Trust
88,239	Series 2005-6	6.00%	07/25/2035	83,788
163,700	Series 2005-6	5.50%	07/25/2035	140,561
	Banc of America Commercial Mortgage Trust
306,300	Series 2007-5(i)	5.77%	02/10/2051	316,297
	Banc of America Funding Corp.
877,892	Series 2008-R2(c)	6.00%	09/25/2037	903,072
	Banc of America Funding Trust
3,000,000	Series 2005-B(i)	0.88%	04/20/2035	2,453,334
425,776	Series 2006-2	5.50%	03/25/2036	420,114
1,691,301	Series 2006-A(i)	2.83%	02/20/2036	1,400,643
9,031,858	Series 2007-4(i)	5.77%	05/25/2037	8,011,273
8,336,345	Series 2010-R5(c)	6.00%	10/26/2037	7,014,263
	BCAP LLC Trust
220,718	Series 2007-AA2(i)	7.50%	04/25/2037	201,623
143,206	Series 2007-AA2	6.00%	04/25/2037	118,003
4,889,674	Series 2009-RR1(c)(i)	6.00%	10/26/2036	4,854,739
9,852,990	Series 2010-RR6(c)(i)	6.00%	07/26/2036	7,932,400
	Bear Stearns ALT-A Trust
2,242,837	Series 2004-11(i)	2.92%	11/25/2034	1,972,309
2,177,623	Series 2005-3(i)	2.90%	04/25/2035	1,638,252
14,130,140	Series 2006-3(i)	2.75%	05/25/2036	10,696,124
1,972,142	Series 2006-6(i)	4.40%	11/25/2036	1,389,258
	Bear Stearns Asset-Backed Securities Trust
526,804	Series 2005-HE3(i)	1.46%	03/25/2035	523,079
3,239,394	Series 2006-AC1(j)	6.25%	02/25/2036	2,271,060
	Bear Stearns Commercial Mortgage Securities Trust
319,100	Series 2006-PW13(i)	5.61%	09/11/2041	317,735
	Blue Elephant Loan Trust
1,300,000	Series 2015-1(c)	5.56%	12/15/2022	1,282,614
	CFCRE Commercial Mortgage Trust
5,244,113	Series 2016-C3(i)	1.10%	01/10/2048	416,343
	Chase Mortgage Finance Trust
6,724,058	Series 2007-S2	6.00%	03/25/2037	5,758,776
13,666,050	Series 2007-S2	6.00%	03/25/2037	11,751,525
767,770	Series 2007-S3	5.50%	05/25/2037	655,267

See Notes to Financial Statements.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Citicorp Mortgage Securities Trust
$1,282,678	Series 2007-1	6.00%	01/25/2037	$1,302,731
417,169	Series 2007-2	5.50%	02/25/2037	415,106
	Citigroup / Deutsche Bank Commercial Mortgage Trust
313,100	Series 2007-CD4(i)	5.37%	12/11/2049	318,484
	Citigroup Commercial Mortgage Trust
4,046,055	Series 2014-GC25(i)	1.09%	10/10/2047	271,998
355,500	Series 2015-GC27(c)(i)	4.43%	02/10/2048	273,217
400,000	Series 2015-GC31(i)	4.06%	06/10/2048	378,334
420,000	Series 2015-GC35	4.65%	11/10/2048	412,876
5,543,858	Series 2015-GC35(i)	0.91%	11/10/2048	327,113
	Citigroup Mortgage Loan Trust
1,263,132	Series 2006-WF1(j)	5.30%	03/25/2036	862,149
1,819,074	Series 2007-OPX1(j)	6.33%	01/25/2037	1,293,223
2,000,000	Series 2008-AR4(c)(i)	2.98%	11/25/2038	1,834,338
1,400,000	Series 2008-AR4(c)(i)	2.90%	11/25/2038	1,335,748
1,314,927	Series 2010-8(c)(i)	6.66%	11/25/2036	1,229,599
3,825,920	Series 2010-8(c)(i)	6.56%	12/25/2036	3,547,082
	CitiMortgage Alternative Loan Trust
1,130,353	Series 2007-A1	6.00%	01/25/2037	964,693
222,650	Series 2007-A1(i)	4.97%	01/25/2037	38,960
380,890	Series 2007-A3(i)	4.97%	03/25/2037	67,128
165,509	Series 2007-A3(i)	6.00%	03/25/2037	145,041
1,337,254	Series 2007-A4	5.75%	04/25/2037	1,135,143
1,158,193	Series 2007-A6	5.50%	06/25/2037	967,647
	COBALT CMBS Commercial Mortgage Trust
320,700	Series 2007-C2(i)	5.57%	04/15/2047	313,383
	Commercial Mortgage Pass-Through Certificates
350,474	Series 2010-C1(c)(i)	1.57%	07/10/2046	8,868
312,400	Series 2014-CR19(i)	4.72%	08/10/2047	311,729
400,000	Series 2014-CR20(i)	4.51%	11/10/2047	397,724
410,000	Series 2014-KYO(c)(i)	3.94%	06/11/2027	406,424
5,797,416	Series 2014-UBS4(c)	3.75%	08/10/2047	1,624,900
11,000	Series 2014-UBS4(c)(k)	0.00%	08/10/2047	0
2,705,400	Series 2014-UBS4(c)	3.75%	08/10/2047	1,762,308
3,091,920	Series 2014-UBS4(c)	3.75%	08/10/2047	1,583,017
3,972,601	Series 2015-CR22(i)	1.03%	03/10/2048	242,358
475,000	Series 2015-CR25(i)	4.55%	08/10/2048	437,435
5,086,785	Series 2015-CR26(i)	1.07%	10/10/2048	368,146
419,000	Series 2015-LC23(i)	4.65%	10/10/2053	400,110
3,741,000	Series 2016-DC2(i)	1.24%	02/10/2049	279,253

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	39

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$249,000	Series 2016-DC2(i)	4.80%	02/10/2049	$245,635
	Commercial Mortgage Trust
312,200	Series 2007-GG11(i)	6.03%	12/10/2049	307,719
400,000	Series 2007-GG9	5.48%	03/10/2039	406,605
	Consumer Credit Origination Loan Trust
3,750,000	Series 2015-1(c)	5.21%	03/15/2021	3,648,569
	Countrywide Asset-Backed Certificates
1,431,788	Series 2005-12(j)	5.56%	02/25/2036	1,436,291
	Countrywide Home Loan Mortgage Pass-Through Trust
4,617,817	Series 2005-HYB7(i)	2.61%	11/20/2035	4,127,472
179,080	Series 2005-J4	5.50%	11/25/2035	175,445
3,992,172	Series 2006-18	6.00%	12/25/2036	3,643,738
598,534	Series 2007-17	6.00%	10/25/2037	577,187
661,551	Series 2007-3	6.00%	04/25/2037	603,828
816,553	Series 2007-7	5.75%	06/25/2037	775,826
	Credit Suisse First Boston Mortgage Securities Corp.
82,181	Series 1998-C2(c)(i)	6.75%	11/15/2030	82,780
118,735	Series 2005-10	5.50%	11/25/2035	107,592
4,257,882	Series 2005-11	6.00%	12/25/2035	4,062,221
96,844	Series 2005-8	5.50%	08/25/2025	91,694
7,931,763	Series 2005-9	6.00%	10/25/2035	5,286,249
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(j)	5.70%	09/25/2036	2,561,129
181,895	Series 2007-1(i)	5.90%	05/25/2037	89,882
	CSAIL Commercial Mortgage Trust
5,966,272	Series 2015-C1(i)	0.97%	04/15/2050	355,304
419,000	Series 2015-C4(i)	4.59%	11/15/2048	394,581
	CSMC Mortgage-Backed Trust
298,104	Series 2006-1	6.00%	02/25/2036	217,813
6,805,761	Series 2006-2	5.75%	03/25/2036	6,309,383
129,838	Series 2006-4	5.50%	05/25/2021	123,723
1,167,545	Series 2006-5	6.25%	06/25/2036	617,017
149,181	Series 2006-9	6.00%	11/25/2036	122,050
3,735,015	Series 2007-1	6.00%	02/25/2037	3,220,401
21,182	Series 2007-2	5.00%	03/25/2037	20,856
680,357	Series 2007-3(i)	5.84%	04/25/2037	325,643
76,523	Series 2007-4	6.00%	06/25/2037	69,443
302,900	Series 2007-C4(i)	5.94%	09/15/2039	303,140
6,804,987	Series 2009-16R(c)	6.00%	07/26/2037	6,434,256
2,127,073	Series 2010-7R(c)(i)	6.00%	04/26/2037	2,029,793

See Notes to Financial Statements.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
$580,816	Series 2005-6(i)	4.65%	12/25/2035	$111,614
254,469	Series 2005-6(i)	1.83%	12/25/2035	185,189
2,194,245	Series 2007-1(i)	0.57%	08/25/2037	1,920,046
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
228,546	Series 2006-PR1(c)(i)	11.51%	04/15/2036	279,257
	First Horizon Alternative Mortgage Securities Trust
127,381	Series 2005-FA6	5.50%	09/25/2035	112,602
1,647,045	Series 2005-FA6	5.50%	09/25/2035	1,455,949
150,450	Series 2006-FA7	6.25%	12/25/2036	117,441
256,996	Series 2007-FA2	6.00%	04/25/2037	191,364
	First Horizon Mortgage Pass-Through Trust
4,137,423	Series 2007-AR3(i)	2.51%	11/25/2037	3,566,953
	GE Commercial Mortgage Corp. Trust
489,000	Series 2007-C1(i)	5.61%	12/10/2049	484,359
	GRACE Mortgage Trust
400,000	Series 2014-GRCE(c)	3.37%	06/10/2028	421,613
	GS Mortgage Securities Trust
453,595	Series 2006-GG6(c)(i)	0.00%	04/10/2038	5
366,767	Series 2007-GG10(i)	5.79%	08/10/2045	378,224
344,693	Series 2011-GC3(c)(i)	0.70%	03/10/2044	9,176
3,503,320	Series 2011-GC5(c)(i)	1.62%	08/10/2044	140,667
281,000	Series 2014-GC26(c)(i)	4.51%	11/10/2047	218,578
7,485,298	Series 2015-GS1(i)	0.84%	11/10/2048	462,991
412,000	Series 2016-ICE2(c)(i)	2.37%	02/15/2033	412,651
	GSAA Home Equity Trust
3,254,648	Series 2006-13(i)	6.04%	07/25/2036	1,854,370
683,575	Series 2006-18(j)	5.68%	11/25/2036	353,622
223,489	Series 2006-6(i)	5.69%	03/25/2036	121,432
1,176,909	Series 2007-2(j)	6.10%	03/25/2037	578,141
2,771,001	Series 2007-8(i)	0.78%	08/25/2037	2,472,747
	GSR Mortgage Loan Trust
931,490	Series 2005-AR4(i)	2.87%	07/25/2035	915,766
2,973,107	Series 2006-2F	5.25%	02/25/2036	2,303,241
2,383,286	Series 2007-2F	5.75%	02/25/2037	2,254,682
5,554,130	Series 2007-2F	6.00%	03/25/2037	5,281,253
2,757,086	Series 2007-AR2(i)	2.91%	05/25/2037	2,262,519
	HSI Asset Loan Obligation Trust
189,088	Series 2007-2	5.50%	09/25/2037	181,244

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	41

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	IndyMac IMJA Mortgage Loan Trust
$2,034,964	Series 2007-A1	6.00%	08/25/2037	$1,686,305
	IndyMac IMSC Mortgage Loan Trust
5,546,241	Series 2007-F2	6.50%	07/25/2037	3,410,794
	IndyMac Index Mortgage Loan Trust
5,253,725	Series 2005-AR31(i)	2.67%	01/25/2036	4,612,653
2,009,705	Series 2005-AR35(i)	2.84%	02/25/2036	1,555,344
6,068,763	Series 2006-AR25(i)	2.82%	09/25/2036	4,625,561
1,071,442	Series 2007-FLX1(i)	0.61%	02/25/2037	1,026,133
	JP Morgan Alternative Loan Trust
503,730	Series 2005-S1	6.00%	12/25/2035	461,028
96,711	Series 2006-S1	5.00%	02/25/2021	93,349
841,118	Series 2006-S3(j)	6.12%	08/25/2036	785,670
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(i)	4.66%	08/15/2047	381,865
388,000	Series 2014-C26(i)	4.43%	01/15/2048	381,088
300,000	Series 2015-C27(c)(i)	3.84%	02/15/2048	216,217
5,970,856	Series 2015-C28(i)	1.20%	10/15/2048	402,468
10,458,219	Series 2015-C30(i)	0.72%	07/15/2048	420,247
4,020,873	Series 2015-C31(i)	1.03%	08/15/2048	257,033
200,000	Series 2015-C32(i)	4.67%	11/15/2048	171,697
489,000	Series 2015-C33(i)	4.62%	12/15/2048	451,723
414,000	Series 2016-C1(i)	4.90%	03/15/2049	385,793
	JP Morgan Chase Commercial Mortgage Securities Corp.
4,538,933	Series 2006-LDP8(i)	0.53%	05/15/2045	6,139
314,430	Series 2006-LDP9	5.37%	05/15/2047	315,916
310,000	Series 2007-CB19(i)	5.70%	02/12/2049	316,754
400,000	Series 2007-CB20(i)	6.08%	02/12/2051	390,080
4,000,000	Series 2007-CH1(j)	4.96%	11/25/2036	3,740,552
480,000	Series 2007-LD12(i)	6.01%	08/15/2017	500,860
4,052,841	Series 2012-C8(i)	2.04%	10/15/2045	323,789
400,000	Series 2014-DSTY(c)	3.43%	06/10/2027	406,908
	JP Morgan Mortgage Acquisition Corp.
433,662	Series 2006-CH2(j)	5.46%	10/25/2036	322,570
	JP Morgan Mortgage Trust
10,948,198	Series 2005-S3	6.50%	01/25/2036	9,122,248
298,488	Series 2007-S3	6.00%	08/25/2037	260,358
1,659,894	Series 2007-S3	6.00%	08/25/2037	1,449,831
5,300,967	Series 2015-3(c)(i)	3.50%	05/25/2045	5,414,056
	JP Morgan Resecuritization Trust
2,670,222	Series 2011-1(c)(i)	6.00%	06/26/2037	2,330,621

See Notes to Financial Statements.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	LB-UBS Commercial Mortgage Trust
$2,850,243	Series 2006-C7(c)(i)	0.67%	11/15/2038	$9,425
3,800,324	Series 2006-C7(c)(i)	0.67%	11/15/2038	12,567
415,000	Series 2007-C1	5.48%	02/15/2040	414,545
400,000	Series 2007-C2(i)	5.49%	02/15/2040	406,548
400,000	Series 2007-C7(i)	6.24%	09/15/2045	391,785
	Lehman Mortgage Trust
12,670,703	Series 2006-1(i)	5.68%	02/25/2036	12,043,682
1,015,474	Series 2006-6	5.50%	10/25/2036	807,271
4,052,763	Series 2006-7(i)	0.68%	11/25/2036	610,717
4,052,763	Series 2006-7(i)	7.32%	11/25/2036	1,068,825
2,075,909	Series 2006-8(i)	0.85%	12/25/2036	913,958
2,075,909	Series 2006-8(i)	6.15%	12/25/2036	676,103
1,723,948	Series 2007-10	6.00%	01/25/2038	1,708,596
522,548	Series 2007-10	6.50%	01/25/2038	407,397
	Lehman XS Trust
423,908	Series 2006-5(j)	5.89%	04/25/2036	395,580
	MASTR Asset Securitization Trust
90,698	Series 2003-1	5.75%	02/25/2033	90,494
118,719	Series 2003-2	5.75%	04/25/2033	117,326
	Merrill Lynch Alternative Note Asset Trust
1,027,073	Series 2007-F1	6.00%	03/25/2037	556,650
	Morgan Stanley Bank of America Merrill Lynch Trust
4,494,030	Series 2012-C5(c)(i)	1.74%	08/15/2045	289,132
450,000	Series 2014-C19	4.00%	12/15/2047	402,294
380,000	Series 2015-C25(i)	4.53%	10/15/2048	353,058
600,000	Series 2015-C26(c)	3.06%	10/15/2048	401,277
350,000	Series 2015-C27(i)	4.54%	12/15/2047	335,066
502,000	Series 2015-C27(c)(i)	3.24%	12/15/2047	335,895
	Morgan Stanley Capital I Trust
151,002	Series 2006-HQ8(i)	5.49%	03/12/2044	150,696
316,200	Series 2007-HQ11(i)	5.51%	02/12/2044	311,151
308,400	Series 2007-IQ13	5.41%	03/15/2044	318,150
4,251,439	Series 2011-C1(c)(i)	0.48%	09/15/2047	76,284
400,000	Series 2014-MP(c)(i)	3.69%	08/11/2029	401,099
6,986,380	Series 2015-UBS8(i)	0.99%	12/15/2048	486,520
426,000	Series 2015-XLF2(c)(i)	3.44%	08/15/2026	425,691
	Morgan Stanley Mortgage Loan Trust
4,622,518	Series 2005-3AR(i)	2.61%	07/25/2035	3,780,512
295,874	Series 2006-11	6.00%	08/25/2036	239,117
1,683,127	Series 2006-7(i)	5.22%	06/25/2036	1,391,998
1,614,403	Series 2006-7	6.00%	06/25/2036	1,425,883

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	43

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$584,434	Series 2007-3XS(j)	5.70%	01/25/2047	$384,119
	Morgan Stanley Re-REMIC Trust
572,923	Series 2011-R1(c)(i)	5.94%	02/26/2037	609,561
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,849,238	Series 2005-AP3(i)	5.32%	08/25/2035	1,122,434
	PHH Alternative Mortgage Trust
2,400,948	Series 2007-2	6.00%	05/25/2037	2,110,739
	PR Mortgage Loan Trust
8,519,788	Series 2014-1(i)	5.92%	10/25/2049	8,785,034
	Prime Mortgage Trust
126,760	Series 2006-1	5.50%	06/25/2036	118,403
125,325	Series 2006-DR1(c)	5.50%	05/25/2035	114,390
	RBSGC Structured Trust
386,149	Series 2008-B(c)	6.00%	06/25/2037	328,331
	Residential Accredit Loans, Inc.
318,161	Series 2004-QS15	5.25%	11/25/2034	325,875
3,058,526	Series 2005-QS17	6.00%	12/25/2035	2,638,146
6,655,234	Series 2006-QA5(i)	0.65%	07/25/2036	4,076,239
4,634,448	Series 2006-QS10	6.50%	08/25/2036	3,880,143
1,757,760	Series 2006-QS4	6.00%	04/25/2036	1,454,543
1,175,236	Series 2006-QS6	6.00%	06/25/2036	958,462
1,649,433	Series 2006-QS6	6.00%	06/25/2036	1,345,193
498,586	Series 2006-QS7(i)	5.17%	06/25/2036	101,038
166,195	Series 2006-QS7(i)	0.83%	06/25/2036	98,437
3,161,292	Series 2006-QS7	6.00%	06/25/2036	2,592,914
614,016	Series 2006-QS8(i)	5.12%	08/25/2036	125,022
204,672	Series 2006-QS8(i)	0.88%	08/25/2036	118,686
4,077,233	Series 2007-QS3	6.50%	02/25/2037	3,311,292
129,072	Series 2007-QS6	6.25%	04/25/2037	109,880
18,186	Series 2007-QS6(i)	51.39%	04/25/2037	44,299
5,838,336	Series 2007-QS9	6.50%	07/25/2037	4,952,321
409,944	Series 2008-QR1	6.00%	08/25/2036	310,482
	Residential Asset Mortgage Products Trust
25,956	Series 2004-RS4(i)	5.07%	04/25/2034	26,619
189,995	Series 2006-RS5(i)	0.60%	09/25/2036	188,524
	Residential Asset Securities Corp.
4,411,982	Series 2006-EMX6(i)	0.58%	07/25/2036	3,868,862
	Residential Asset Securitization Trust
736,541	Series 2006-A1	6.00%	04/25/2036	560,474
1,431,177	Series 2006-A2	6.00%	01/25/2046	1,081,622
1,114,024	Series 2006-A6	6.50%	07/25/2036	620,210
6,994,572	Series 2006-A7CB	6.25%	07/25/2036	6,257,761

See Notes to Financial Statements.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$191,216	Series 2006-A8	6.50%	08/25/2036	$110,233
662,839	Series 2006-A8	6.00%	08/25/2036	598,953
404,862	Series 2006-A8(i)	5.47%	08/25/2036	131,744
2,231,601	Series 2007-A1	6.00%	03/25/2037	1,528,205
3,770,682	Series 2007-A2	6.00%	04/25/2037	3,166,238
132,863	Series 2007-A6	6.00%	06/25/2037	116,549
3,699,364	Series 2007-A7	6.00%	07/25/2037	2,574,538
14,039,671	Series 2007-A8	6.00%	08/25/2037	11,768,581
	Residential Funding Mortgage Securities I Trust
1,857,309	Series 2006-S3	5.50%	03/25/2036	1,649,299
433,433	Series 2006-S6	6.00%	07/25/2036	410,688
3,071,379	Series 2006-S6	6.00%	07/25/2036	2,925,002
796,137	Series 2007-S3	6.00%	03/25/2037	720,179
594,211	Series 2007-S6	6.00%	06/25/2037	549,807
	Sequoia Mortgage Trust
4,205,697	Series 2007-3(i)	2.68%	07/20/2037	3,363,927
	Structured Adjustable Rate Mortgage Loan Trust
1,826,701	Series 2005-15(i)	2.98%	07/25/2035	1,475,050
	Structured Asset Securities Corp.
326,701	Series 2005-RF1(c)(i)	0.78%	03/25/2035	269,128
331,868	Series 2005-RF1(c)(i)	4.74%	03/25/2035	61,650
	Suntrust Alternative Loan Trust
12,137,207	Series 2005-1F	6.50%	12/25/2035	11,365,422
	TBW Mortgage-Backed Trust
1,752,268	Series 2006-2	7.00%	07/25/2036	861,471
	Wachovia Bank Commercial Mortgage Trust
43,345	Series 2006-C24(i)	5.66%	03/15/2045	43,284
400,000	Series 2006-C28(i)	5.63%	10/15/2048	391,162
1,480,186	Series 2006-C29(i)	0.37%	11/15/2048	3,094
400,000	Series 2007-C30(i)	5.41%	12/15/2043	393,773
419,052	Series 2007-C33(i)	5.95%	02/15/2051	433,510
	Wachovia Mortgage Loan Trust LLC Series Trust
2,139,025	Series 2005-B(i)	2.77%	10/20/2035	1,862,526
	Washington Mutual Alternative Mortgage Pass-Through Certificates
2,925,829	Series 2005-1	6.00%	03/25/2035	2,976,171
109,853	Series 2005-9	5.50%	11/25/2035	94,828
867,748	Series 2006-5	6.00%	07/25/2036	687,443

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	45

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Washington Mutual Mortgage Pass- Through Certificates Trust
$1,478,729	Series 2006-2	6.00%	03/25/2036	$1,292,972
	Wells Fargo Alternative Loan Trust
1,231,277	Series 2007-PA2(i)	0.86%	06/25/2037	882,472
1,231,277	Series 2007-PA2(i)	5.64%	06/25/2037	235,058
462,157	Series 2007-PA3	5.75%	07/25/2037	407,790
1,546,549	Series 2007-PA3	6.25%	07/25/2037	1,398,717
9,289,771	Series 2007-PA5	6.25%	11/25/2037	8,941,399
	Wells Fargo Commercial Mortgage Trust
525,000	Series 2014-LC16(c)	3.94%	08/15/2050	393,817
6,134,630	Series 2015-C31(i)	1.12%	11/15/2048	474,617
420,000	Series 2015-C31(i)	4.61%	11/15/2048	402,884
340,000	Series 2015-LC22(i)	4.54%	09/15/2058	326,737
380,000	Series 2015-NXS3(i)	4.49%	09/15/2057	374,888
420,000	Series 2015-NXS4(i)	4.60%	12/15/2048	409,402
	Wells Fargo Mortgage-Backed Securities Trust
2,852,378	Series 2005-12	5.50%	11/25/2035	2,895,099
994,296	Series 2006-11	6.00%	09/25/2036	950,395
154,876	Series 2006-2	5.75%	03/25/2036	157,662
343,720	Series 2006-2	5.50%	03/25/2036	330,349
1,206,837	Series 2007-13	6.00%	09/25/2037	1,235,615
1,279,631	Series 2007-14	6.00%	10/25/2037	1,259,133
1,111,742	Series 2007-2	6.00%	03/25/2037	1,092,164
	WF-RBS Commercial Mortgage Trust
2,932,239	Series 2012-C9(c)(i)	2.16%	11/15/2045	255,839
4,846,447	Series 2014-C19(i)	1.27%	03/15/2047	304,293
4,475,878	Series 2014-C21(i)	1.18%	08/15/2047	295,804
4,940,678	Series 2014-C22(i)	0.95%	09/15/2057	263,325

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $407,612,262)				417,302,250

U.S. GOVERNMENT BONDS AND NOTES - 4.96%
9,660,000	U.S. Treasury Bonds	2.75%	11/15/2042	9,964,705
5,880,000	U.S. Treasury Bonds	3.00%	11/15/2044	6,348,101
12,970,000	U.S. Treasury Notes	0.50%	06/30/2016	12,976,563
10,560,000	U.S. Treasury Notes	0.50%	03/31/2017	10,549,271
1,310,000	U.S. Treasury Notes	1.00%	05/15/2018	1,316,524
4,650,738	U.S. Treasury Notes	0.13%	04/15/2019	4,753,231
300,000	U.S. Treasury Notes	1.00%	11/30/2019	300,000
11,050,000	U.S. Treasury Notes	2.00%	11/30/2020	11,452,938

See Notes to Financial Statements.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$8,900,000	U.S. Treasury Notes	2.25%	03/31/2021	$9,336,483
520,000	U.S. Treasury Notes	1.88%	11/30/2021	534,310
4,610,000	U.S. Treasury Notes	1.75%	03/31/2022	4,694,368
7,810,000	U.S. Treasury Notes	2.50%	05/15/2024	8,309,411
330,000	U.S. Treasury Notes	2.38%	08/15/2024	347,744
7,610,000	U.S. Treasury Notes	2.25%	11/15/2024	7,938,927
7,870,000	U.S. Treasury Notes	2.00%	02/15/2025	8,043,541

TOTAL U.S. GOVERNMENT BONDS AND NOTES (Cost $94,928,380)				96,866,117

MUNICIPAL BONDS - 1.07%
29,100,000	Commonwealth of Puerto Rico, Series A Revenue Bonds	8.00%	07/01/2035	20,079,000
310,000	New York State Dormitory Authority, Series A Revenue Bonds	5.00%	03/15/2033	370,943
300,000	State of California, Revenue Bonds	5.00%	08/01/2033	360,090

TOTAL MUNICIPAL BONDS (Cost $23,671,837)				20,810,033

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 11.69%
	Fannie Mae-Aces
413,000	Series 2016-M3(i)	2.70%	02/25/2026	421,875
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
311,000	Series 2015-K050(i)	3.33%	08/25/2025	336,710
412,000	Series 2016-K053	3.00%	12/25/2025	433,910
	Federal Home Loan Mortgage Corp. Pool
577,620	Series Pool #G01840	5.00%	07/01/2035	641,475
229,163	Series Pool #G04817	5.00%	09/01/2038	251,768
	Federal Home Loan Mortgage Corp. REMICS
2,616,508	Series 2003-2722(i)	9.40%	12/15/2033	2,979,495
521,826	Series 2005-R003	5.50%	10/15/2035	594,146
3,231,631	Series 2006-3244(i)	6.22%	11/15/2036	669,703
155,772	Series 2007-3261(i)	5.99%	01/15/2037	30,000
679,676	Series 2007-3262(i)	5.96%	01/15/2037	90,680
1,657,166	Series 2007-3301(i)	5.66%	04/15/2037	250,952
2,479,008	Series 2007-3303(i)	5.64%	04/15/2037	381,196
1,314,625	Series 2007-3303(i)	5.66%	04/15/2037	202,919

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	47

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$827,296	Series 2007-3382(i)	5.56%	11/15/2037	$116,288
1,148,381	Series 2007-3384(i)	5.87%	08/15/2036	170,088
878,400	Series 2007-3384(i)	5.95%	11/15/2037	118,096
875,114	Series 2008-3417(i)	5.74%	02/15/2038	99,199
6,644,223	Series 2008-3419(i)	5.99%	02/15/2038	1,143,430
982,668	Series 2008-3423(i)	5.21%	03/15/2038	117,474
21,088,223	Series 2008-3423(i)	0.35%	03/15/2038	169,792
12,658,127	Series 2008-3435(i)	5.54%	04/15/2038	2,149,097
3,145,742	Series 2009-3510(i)	6.31%	02/15/2037	640,111
907,532	Series 2009-3523(i)	5.56%	04/15/2039	143,639
176,924	Series 2009-3524	4.25%	06/15/2038	179,228
79,588	Series 2009-3549(i)	5.36%	07/15/2039	10,275
2,176,519	Series 2009-3560(i)	5.96%	11/15/2036	364,304
682,562	Series 2010-3630(i)	1.93%	03/15/2017	9,867
844,604	Series 2010-3641	4.50%	03/15/2040	928,773
1,113,595	Series 2010-3726(i)	5.61%	09/15/2040	186,414
7,088,961	Series 2010-3728(i)	4.01%	09/15/2040	754,350
49,909	Series 2010-3766(i)	9.13%	11/15/2040	51,562
250,000	Series 2010-3779	4.00%	12/15/2030	269,874
750,000	Series 2010-3779	3.50%	12/15/2030	819,564
507,832	Series 2010-3779	4.50%	12/15/2040	561,457
112,138	Series 2011-3786(i)	8.63%	01/15/2041	123,681
1,229,150	Series 2011-3795	4.00%	01/15/2041	1,353,728
131,574	Series 2011-3798(i)	8.63%	11/15/2040	148,657
600,000	Series 2011-3808	3.50%	02/15/2031	636,475
55,763	Series 2011-3809(i)	8.62%	02/15/2041	62,367
2,004,757	Series 2011-3815(i)	5.41%	02/15/2041	324,151
500,000	Series 2011-3824	3.50%	03/15/2031	543,221
1,066,652	Series 2011-3824(i)	6.66%	08/15/2036	211,431
306,508	Series 2011-3857(i)	8.39%	05/15/2041	314,914
1,322,843	Series 2011-3863	5.50%	08/15/2034	1,471,881
859,176	Series 2011-3864(i)	8.32%	05/15/2041	924,129
1,297,777	Series 2011-3871	5.50%	06/15/2041	1,523,409
1,532,698	Series 2011-3872(i)	5.51%	06/15/2041	233,878
2,168,733	Series 2011-3888	4.00%	07/15/2041	2,337,471
3,452,942	Series 2011-3894	4.50%	07/15/2041	3,793,036
2,513,906	Series 2011-3910	5.00%	08/15/2041	3,075,931
5,928,474	Series 2011-3924(i)	5.56%	09/15/2041	962,046
2,429,356	Series 2011-3924(i)	5.56%	09/15/2041	371,778
2,342,664	Series 2011-3925	3.00%	09/15/2021	119,378
9,291,392	Series 2012-3(i)	5.52%	02/25/2042	1,524,386
3,484,633	Series 2012-4057	4.00%	06/15/2042	3,868,673
9,718,101	Series 2013-4196(i)	4.88%	03/15/2043	9,021,343

See Notes to Financial Statements.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$9,639,826	Series 2013-4218	2.50%	02/15/2043	$8,714,485
9,052,563	Series 2013-4239(h)	0.00%	07/15/2043	6,905,943
6,749,517	Series 2014-4302(i)	5.71%	02/15/2044	1,376,972
4,190,806	Series 2014-4413	3.50%	11/15/2044	4,498,127
12,834,521	Series 2015-4427(i)	5.16%	07/15/2044	2,117,591
3,098,976	Series 2015-4434	3.00%	02/15/2045	2,963,671
3,082,273	Series 2015-4440	2.50%	02/15/2045	2,753,696
	Federal National Mortgage Association Pool
161,499	Series Pool #555743	5.00%	09/01/2033	179,640
195,950	Series Pool #735382	5.00%	04/01/2035	217,567
496,750	Series Pool #735383	5.00%	04/01/2035	551,429
357,272	Series Pool #735484	5.00%	05/01/2035	396,496
144,385	Series Pool #AH4437	4.00%	01/01/2041	150,884
4,771,737	Series Pool #AS4645	3.00%	03/01/2045	4,901,631
628,817	Series Pool #MA0264	4.50%	12/01/2029	684,019
1,541,725	Series Pool #MA3894	4.00%	09/01/2031	1,662,307
	Federal National Mortgage Association REMICS
202,201	Series 2004-46(i)	5.57%	03/25/2034	29,982
566,545	Series 2005-104(i)	6.27%	12/25/2033	21,740
571,517	Series 2006-101(i)	6.15%	10/25/2036	115,413
1,681,180	Series 2006-123(i)	5.89%	01/25/2037	343,308
7,947,659	Series 2006-92(i)	6.15%	10/25/2036	1,826,881
245,657	Series 2007-102(i)	5.97%	11/25/2037	42,632
372,376	Series 2007-108(i)	5.93%	12/25/2037	50,138
72,155	Series 2007-30(i)	5.68%	04/25/2037	10,432
849,379	Series 2007-38(i)	5.65%	05/25/2037	112,920
59,910	Series 2007-51(i)	5.67%	06/25/2037	8,529
163,046	Series 2007-53(i)	5.67%	06/25/2037	23,930
1,219,376	Series 2007-57(i)	6.19%	10/25/2036	193,533
971,675	Series 2007-68(i)	6.22%	07/25/2037	149,298
1,549,429	Series 2008-3(i)	6.03%	02/25/2038	300,097
901,798	Series 2008-56(i)	5.63%	07/25/2038	129,659
317,126	Series 2008-81	5.50%	09/25/2038	349,017
994,842	Series 2009-111	5.00%	01/25/2040	1,056,660
863,169	Series 2009-111(i)	5.82%	01/25/2040	113,287
2,150,260	Series 2009-12(i)	6.17%	03/25/2036	476,398
137,906	Series 2009-28(i)	5.57%	04/25/2037	17,842
833,819	Series 2009-41	4.50%	06/25/2039	882,023
431,181	Series 2009-42(i)	5.57%	06/25/2039	57,737
1,209,447	Series 2009-47(i)	5.67%	07/25/2039	152,866
664,723	Series 2009-62(i)	5.67%	08/25/2039	84,098
253,281	Series 2009-66(i)	5.37%	02/25/2038	36,998

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	49

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$250,743	Series 2009-68(i)	4.82%	09/25/2039	$33,152
18,497	Series 2010-109(i)	50.18%	10/25/2040	80,175
1,547,442	Series 2010-11(i)	4.37%	02/25/2040	195,192
221,186	Series 2010-111(i)	5.57%	10/25/2040	32,538
305,695	Series 2010-112	4.00%	10/25/2040	317,644
732,557	Series 2010-115(i)	6.17%	11/25/2039	133,497
3,899,005	Series 2010-115(i)	5.57%	10/25/2040	747,395
9,472,327	Series 2010-123(i)	5.62%	11/25/2040	1,863,089
1,812,807	Series 2010-15(i)	4.52%	03/25/2040	208,156
303,603	Series 2010-34(i)	4.50%	04/25/2040	27,313
156,516	Series 2010-4(i)	5.80%	02/25/2040	23,948
263,216	Series 2010-58(i)	11.36%	06/25/2040	303,142
2,923,395	Series 2010-75	4.50%	07/25/2040	3,256,481
239,054	Series 2010-9(i)	4.87%	02/25/2040	32,501
1,563,506	Series 2010-9(i)	4.32%	02/25/2040	176,304
70,108	Series 2010-90(i)	5.57%	08/25/2040	9,217
500,000	Series 2011-16	3.50%	03/25/2031	541,483
3,072,875	Series 2011-2	4.00%	02/25/2041	3,257,333
1,000,000	Series 2011-25	3.00%	04/25/2026	1,049,239
500,000	Series 2011-29	3.50%	04/25/2031	536,793
916,711	Series 2011-48(i)	8.33%	06/25/2041	991,745
1,529,060	Series 2011-5(i)	5.97%	11/25/2040	150,960
23,390,431	Series 2011-51(i)	5.57%	06/25/2041	3,431,336
2,368,182	Series 2011-58(i)	6.12%	07/25/2041	483,404
8,369,486	Series 2012-106(i)	5.73%	10/25/2042	1,704,124
1,661,688	Series 2012-124(i)	7.03%	11/25/2042	1,763,028
9,795,601	Series 2012-128(i)	5.35%	11/25/2042	9,140,833
267,082	Series 2012-140(i)	7.12%	12/25/2042	268,199
9,227,150	Series 2012-20	3.50%	03/25/2042	9,755,858
1,621,328	Series 2012-29(i)	5.57%	04/25/2042	241,212
1,898,779	Series 2012-32	5.00%	04/25/2042	295,530
7,698,707	Series 2012-65(i)	5.55%	06/25/2042	1,269,150
4,977,368	Series 2012-92	3.50%	08/25/2042	5,238,124
6,219,496	Series 2013-19(i)	4.88%	03/25/2043	6,086,776
9,646,208	Series 2013-51(i)	4.88%	04/25/2043	8,898,421
17,034,529	Series 2014-50(i)	5.77%	08/25/2044	3,082,834
9,030,095	Series 2014-73(i)	5.77%	11/25/2044	1,632,925
4,797,418	Series 2015-59	3.00%	06/25/2041	4,924,931
9,197,718	Series 2015-79	3.00%	11/25/2045	8,799,712
3,991,945	Series 2015-9	3.00%	01/25/2045	4,173,484
	Government National Mortgage Association
120,371	Series 2004-83(i)	5.65%	10/20/2034	22,271
112,088	Series 2008-6(i)	6.03%	02/20/2038	20,294

See Notes to Financial Statements.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$107,257	Series 2008‐67(i)	5.57%	08/20/2038	$17,275
1,663,142	Series 2008‐69(i)	7.20%	08/20/2038	361,541
120,595	Series 2009‐10(i)	6.21%	02/16/2039	25,453
2,340,844	Series 2009‐35	4.50%	05/20/2039	2,561,478
8,555,390	Series 2009‐58(i)	5.82%	06/20/2039	1,364,224
119,497	Series 2009‐6(i)	5.52%	02/20/2038	18,791
4,672,058	Series 2009‐75	5.00%	09/20/2039	5,174,643
10,701,078	Series 2010‐121(i)	5.57%	09/20/2040	1,665,917
6,863,483	Series 2010‐26(i)	5.82%	02/20/2040	1,107,947
15,951,226	Series 2010‐35(i)	5.25%	03/20/2040	2,269,596
187,670	Series 2010‐61(i)	6.12%	09/20/2039	29,065
608,846	Series 2010‐98(i)	5.84%	03/20/2039	64,367
3,129,490	Series 2011‐45	4.50%	03/20/2041	3,380,501
1,741,367	Series 2011‐69(h)	0.00%	05/20/2041	1,619,589
2,484,920	Series 2011‐71	4.50%	02/20/2041	2,728,246
3,067,972	Series 2011‐71(i)	4.97%	05/20/2041	446,402
877,084	Series 2011‐72(i)	5.72%	05/20/2041	145,419
4,748,842	Series 2011‐89(i)	5.02%	06/20/2041	662,570
1,625,166	Series 2012‐105(i)	5.77%	01/20/2041	134,376
13,325,461	Series 2013‐102(i)	5.72%	03/20/2043	1,779,221
14,617,340	Series 2013‐113(i)	5.82%	03/20/2043	1,966,029
17,482,093	Series 2013‐122(i)	5.66%	08/16/2043	2,897,153
8,799,071	Series 2013‐148(i)	5.24%	10/16/2043	1,520,800
17,808,834	Series 2013‐186(i)	5.81%	02/16/2043	2,974,633
12,417,996	Series 2014‐156(i)	5.82%	10/20/2044	2,033,870
22,549,611	Series 2014‐3(i)	5.67%	01/20/2044	3,800,967
25,672,179	Series 2014‐4(i)	5.66%	01/16/2044	3,923,772
17,763,461	Series 2014‐5(i)	5.72%	07/20/2043	2,438,904
11,920,738	Series 2014‐95(i)	5.81%	06/16/2044	2,241,020

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (Cost $258,990,967)				228,447,063

Shares/Description		Value
SHORT‐TERM INVESTMENTS ‐ 16.93%
Money Market Fund
330,803,320	State Street Institutional Trust (7 Day Yield 0.19%)	330,803,320

TOTAL SHORT‐TERM INVESTMENTS (Cost $330,803,320)		330,803,320

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	51

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Value
TOTAL INVESTMENTS - 98.54% (Cost $2,021,974,417)	$1,925,371,828
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS - 0.02%	400,000
NET RECEIVABLE FROM PURCHASE AND SETTLEMENT AGREEMENT - 0.14%(l)	2,810,925
OTHER ASSETS IN EXCESS OF LIABILITIES ‐ 1.30%	25,267,579
NET ASSETS - 100.00%	$1,953,850,332

(a)	Non-income producing security.
(b)	Affiliated company. See Note 9 to Notes to Financial Statements.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $99,573,094, which represents approximately 5.10% of net assets as of March 31, 2016.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of March 31, 2016, the aggregate fair value of those securities was $21,972,292, representing 1.12% of net assets.
(e)	Less than 0.005%.
(f)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Security is currently in default.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016.
(j)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2016.
(k)	Security will not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(l)	See Note 4 to Notes to Financial Statements.

Common Abbreviations:
BV - Besloten Vennootschap a Dutch private limited liability company.
CEF - Closed End Fund.
CLO - Collateralized Loan Obligation.
ENR - Non-regulated entity.
ER - Regulated entity.

See Notes to Financial Statements.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

ESP - Empresa de Servicios Publicos is the Colombian term for Public Service Company.
GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
LLC - Limited Liability Corp.
LP - Limited Partnership.
Ltd. - Limited.
MLP – Master Limited Partnership.
PLC - Public Limited Co.
REIT - Real Estate Investment Trust.
REMICS - Real Estate Mortgage Investment Conduits.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SAA - Sociedad Anónima Abierta - A publicly traded corporation.
SA de CV - Sociedad Anónima de Capital Variable - A variable capital company.
SAB de CV - Sociedad Anónima Bursátil de Capital Variable - A variable capital company.
SAC - Sociedad Anónima Cerrada - A privately held corporation.
SAPI - Sociedad Anónima Promotora de Inversion (Mexican investment promotion company)
SCS - Societe en Commandite Simple is the French term for limited partnership.
S de rl - Sociedad de Responsabilidad.
S de RL de CV - Sociedad de Responsabilidad Limitada de Capital Variable.
SOFOM - Socieded Financiera de Objeto Multiple is a form of enterprise under Mexican law.

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Asset	Termination Date	Rate paid by the Fund	Notional Amount	Upfront Premiums Paid	Unrealized Appreciation
ReFlow Fund, LLC(a)	Net Asset Value	12/16/2016	1.94%	$50,000,000	$–	$386,534
	Fifth Street Finance Corp.,
Goldman Sachs	Common Shares	01/20/2017	1.18%	4,062,145	4,062,145	93,883
	Fifth Street Finance Corp.,
Goldman Sachs	Common Shares	01/25/2017	1.18%	1,395,996	1,395,996	50,542
						$530,959

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	53

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

TOTAL RETURN SWAP CONTRACTS*
(Continued)
Counterparty	Reference Asset	Termination Date	Rate paid by the Fund	Notional Amount	Upfront Premiums Paid	Unrealized Deprectiation
	Fifth Street Finance Corp.,
Goldman Sachs	Common Shares	10/27/2016	1.18%	$2,041,240	$2,041,240	$(194,929)
	Fifth Street Finance Corp.,
Goldman Sachs	Common Shares	10/28/2016	1.18%	2,074,341	2,074,341	(228,030)
	Fifth Street Finance Corp.,
Goldman Sachs	Common Shares	10/31/2016	1.18%	2,085,375	2,085,375	(239,064)
	Fifth Street Finance Corp.,
Goldman Sachs	Common Shares	01/24/2017	1.18%	934,448	934,448	(15,397)
						$(677,420)

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Asset. The Fund makes payments on any negative monthly return of such Reference Asset.

*	See Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

54	(888) 848-7569 | www.rivernorth.com

RiverNorth Equity Opportunity Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS ‐ 82.26%
39,889	Adams Diversified Equity Fund, Inc.	$504,596
5,423	AllianzGI Equity & Convertible Income Fund	98,644
47,228	Alpine Global Dynamic Dividend Fund	402,855
63,259	Alpine Total Dynamic Dividend Fund	474,443
177,574	Boulder Growth & Income Fund, Inc.	1,393,959
33,794	Brookfield Global Listed Infrastructure Income Fund, Inc.	383,562
76,345	Calamos Global Dynamic Income Fund	536,705
14,373	Central Securities Corp.	275,099
14,223	ClearBridge Energy MLP Total Return Fund, Inc.	147,635
20,596	Clough Global Allocation Fund	239,120
88,005	Clough Global Equity Fund	957,494
27,800	Clough Global Opportunities Fund	266,324
8,611	Cornerstone Strategic Value Fund, Inc.	126,065
33,662	General American Investors Co., Inc.	1,051,264
158,475	Liberty All Star® Equity Fund	787,621
60,561	LMP Capital and Income Fund, Inc.	749,140
1,101	Madison Strategic Sector Premium Fund	12,397
47,114	Neuberger Berman Real Estate Securities Income Fund, Inc.	239,810
1,264	RMR Real Estate Income Fund	24,391
70,658	Royce Value Trust, Inc.	827,405
94,071	Sprott Focus Trust, Inc.	572,892
33,117	The Gabelli Global Small and Mid Cap Value Trust(a)	349,716
39,000	Tri-Continental Corp.	778,440

TOTAL CLOSED‐END FUNDS (Cost $11,998,537)		11,199,577

EXCHANGE‐TRADED FUNDS - 18.62%
25,658	iShares® Russell 1000® Value ETF	2,535,267

TOTAL EXCHANGE‐TRADED FUNDS (Cost $2,483,885)		2,535,267

TOTAL INVESTMENTS - 100.88% (Cost $14,482,422)		13,734,844
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.88)%		(119,242)
NET ASSETS - 100.00%		$13,615,602

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	55

RiverNorth Equity Opportunity Fund	Schedule of Investments

March 31, 2016 (Unaudited)

(a)	Non-income producing security.

Common Abbreviations:
ETF - Exchange Traded Fund.
MLP - Master Limited Partnership.

See Notes to Financial Statements.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - 1.62%
25,288	American Capital Ltd.(a)	$385,389
378,394	Full Circle Capital Corp.	976,257

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $1,435,452)		1,361,646

CLOSED-END FUNDS - 28.00%
15,405	Advent Claymore Convertible Securities and Income Fund	203,500
42,167	Apollo Tactical Income Fund, Inc.	573,893
102,126	Ares Dynamic Credit Allocation Fund, Inc.	1,366,451
482,174	BlackRock Debt Strategies Fund, Inc.	1,673,144
107,315	BlackRock Multi-Sector Income Trust	1,696,650
37,276	Blackstone/GSO Long-Short Credit Income Fund	506,954
105,711	Brookfield Mortgage Opportunity Income Fund, Inc.	1,547,609
44,005	Deutsche High Income Opportunities Fund, Inc.	586,587
9,200	Deutsche High Income Trust	78,016
120,029	Deutsche Multi-Market Income Trust	951,830
13,460	Eaton Vance Limited Duration Income Fund	177,403
1,107	Eaton Vance Senior Income Trust	6,409
13,355	First Trust High Income Long/Short Fund	195,250
51,370	First Trust Strategic High Income Fund II	584,077
13,757	Franklin Limited Duration Income Trust	156,004
47,729	Ivy High Income Opportunities Fund	607,590
42,438	Legg Mason BW Global Income Opportunities Fund, Inc.	524,109
702,957	Managed High Yield Plus Fund, Inc.	1,251,263
79,231	MFS Multimarket Income Trust	461,917
46,526	Neuberger Berman High Yield Strategies Fund, Inc.	493,641
10,599	NexPoint Credit Strategies Fund	191,312
189,803	Nuveen Credit Strategies Income Fund	1,501,342
20,134	Nuveen Global High Income Fund	279,259
16,254	Nuveen Mortgage Opportunity Term Fund	365,390
93,293	Nuveen Senior Income Fund	550,429
131,600	PIMCO Dynamic Credit Income Fund	2,295,104
50,061	Prudential Global Short Duration High Yield Fund, Inc.	744,908
47,852	Templeton Emerging Markets Income Fund	491,919
121,377	The New America High Income Fund, Inc.	979,512
23,653	Virtus Global Multi-Sector Income Fund	335,163
20,214	Western Asset Emerging Markets Income Fund, Inc.	207,396
232,984	Western Asset High Income Opportunity Fund, Inc.	1,092,695
14,265	Western Asset High Yield Defined Opportunity Fund, Inc.	198,854
134,226	Western Asset Managed High Income Fund, Inc.	594,621

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	57

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Shares/Description		Value
5,600	Western Asset Worldwide Income Fund, Inc.	$58,184

TOTAL CLOSED-END FUNDS (Cost $26,175,660)		23,528,385

COMMON STOCKS - 0.07%
3,604	New Millennium Holding Co.(a)(b)	56,087

TOTAL COMMON STOCKS (Cost $47,570)		56,087

PREFERRED STOCKS - 0.48%
16,315	KCAP Financial, Inc., 7.375%, 09/30/2019	401,838

TOTAL PREFERRED STOCKS (Cost $409,277)		401,838

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 34.12%
Belgium - 0.26%
$195,000	Telenet International Finance SA, Y Facility Term Loan	3.50%	06/30/2023	218,340

Bermuda - 0.69%
98,000	Belmond Interfin Ltd., Euro Term Loan	4.00%	03/19/2021	110,864
500,000	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan	3.75%	06/30/2019	467,588
				578,452
Canada - 0.35%
294,931	Hudson’s Bay Company, Initial Term Loan	4.75%	09/30/2022	294,747

Cayman Islands - 0.56%
470,000	Avago Technologies, Term B Loan	4.25%	02/01/2023	468,317

Denmark - 0.47%
350,000	Nassa Midco AS, Facility B Term Loan	3.75%	07/09/2021	393,784

France - 2.04%
364,088	Altice France SA (Numericable-SFR SA), Term B Loan	4.56%	07/29/2022	360,733

See Notes to Financial Statements.

58	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$235,000	Financiere Chopin (aka Ceva Sante Animale), Term B Loan	4.25%	06/30/2021	$268,273
235,000	Generale de Sante Development International Services Ltd., Facility B1A Loan	3.36%	10/01/2020	266,822
197,500	Numericable Group SA, Euro Denominated Tranche B-1 Loan	4.50%	05/21/2020	222,538
228,376	Sebia SAS, Term Loan	4.25%	12/17/2021	260,723
295,000	Verallia, Term Loan	5.00%	10/31/2022	336,810
				1,715,899
Germany - 1.91%
187,206	Braas Monier Building Group Holding S.A.R.L., Facility B Term Loan	3.69%	10/15/2020	213,155
382,113	Kleopatra Holdings 2 SCA, Initial Term Loan	5.00%	04/28/2020	383,068
113,388	Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Euro Term Loan	5.00%	07/25/2021	129,892
50,000	Schaeffler AG, Facility B Term Loan	4.25%	05/15/2020	57,310
101,538	Schaeffler AG, Facility E Term Loan	4.25%	05/15/2020	102,084
405,900	Springer Science + Business Media GmbH, First Lien B Term Loan	4.75%	08/14/2020	459,469
230,000	Tele Columbus AG, Term Loan	4.50%	01/04/2021	260,517
				1,605,495
Great Britain - 1.11%
100,000	Frontier Bidco Ltd., Facility B Term Loan	5.73%	11/27/2020	135,965
405,899	Ineos Finance PLC, Euro Term Loan	4.25%	03/31/2022	454,029
240,000	United Biscuits Ltd., Term B1 Loan	4.84%	11/19/2021	343,768
				933,762
Ireland -0.13%
100,000	Valeo Foods Group Ltd., Term B Loan	4.25%	05/06/2022	108,883

Italy - 0.38%
290,870	Inter Media and Communications S.r.l., Term Loan B	5.50%	06/05/2019	314,431

Luxembourg - 1.43%
287,105	Auris Luxembourg III S.A.R.L. (aka Siemens Audiology), Facility B4 Term Loan	4.25%	01/17/2022	287,404
200,000	Delta 2 (Lux) S.A.R.L., Facility B3 Term Loan	4.75%	07/30/2021	194,965
100,000	Delta 2 (Lux) S.A.R.L., Second Lien Facility Term Loan	7.75%	07/29/2022	92,251
220,000	Diaverum Holdings S.A.R.L., Facility C1 Term Loan	4.00%	04/01/2022	245,644

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	59

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$336,600	Onex Wizard Acquisition Company II SCA, Initial Euro Term Loan	4.25%	03/11/2022	$383,415
				1,203,679
Netherlands - 0.95%
283,418	Action Holding BV (fka Peer Holdings BV), Term B Loan	4.75%	02/25/2022	324,023
191,870	Charger OpCo BV, Term B-1 Euro Term Loan	4.25%	07/23/2021	219,189
231,475	MacDermid Agricultural Solutions Holdings BV (Netherlands Agricultural Investment Partners LLC), Euro Tranche Term Loan	5.50%	06/07/2020	256,811
				800,023
Spain - 0.24%
180,000	Livister Investments, S.L.U., Facility B Term Loan	4.55%	06/28/2021	205,142

Sweden - 0.41%
300,000	Verisure Holding AB, Facility B1 Term Loan	5.25%	10/21/2022	342,800

United States - 23.19%
114,713	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan	4.50%	02/16/2023	115,214
572,754	Access CIG LLC, First Lien Term B Loan	6.00%	10/18/2021	567,742
392,038	Alliant Holdings Intermediate LLC, Initial Term Loan	4.50%	08/12/2022	388,411
555,113	American Rock Salt Co. LLC, First Lien Term Loan	4.75%	05/20/2021	513,576
383,075	Apollo Security Service Borrower LLC (aka Protection One), Term Loan	5.00%	07/01/2021	380,282
70,909	Arch Coal, Inc., Term Loan	5.00%	01/13/2017	68,427
244,935	Arch Coal, Inc., Term Loan(c)	7.50%	05/16/2018	88,994
394,000	Asurion LLC, Incremental Tranche Term Loan	5.00%	08/04/2022	386,368
658,350	AVSC Holding Corp., Tranche 1 Incremental Term Loan	4.50%	01/25/2021	627,901
347,277	Berry Plastics Corp., Term F Loan,	4.00%	10/03/2022	347,820
351,900	Caesars Entertainment Resort Properties LLC, Term B Loan	7.00%	10/11/2020	326,563
196,502	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Extended Euro Term Loan	4.25%	05/20/2021	224,438
603,540	Cengage Learning Acquisitions, Inc. (aka Thomson Learning Acquisitions, Inc.), Term Loan	7.00%	03/31/2020	601,926

See Notes to Financial Statements.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$555,800	Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/2022	$539,646
220,000	Coty, Inc., Term B Loan	3.50%	10/27/2022	251,051
369,376	CPI Buyer LLC, First Lien Initial Term Loan	5.50%	08/16/2021	354,139
295,000	Element Material Technology Group US Holdings, Inc., Term B2 Loan(d)	E+4.75%	02/22/2023	324,492
186,675	Emmis Operating Co., Term Loan	7.00%	06/10/2021	160,657
442,125	Encompass Digital Media, Inc., First Lien Tranche B Term Loan	5.50%	06/06/2021	426,651
150,000	Encompass Digital Media, Inc., Second Lien Tranche B Term Loan	8.75%	06/06/2022	137,250
200,000	Equinix, Inc., Sterling Term B Loan	4.50%	01/06/2023	286,173
398,925	Evergreen Skills Lux S.A.R.L., First Lien Initial Term Loan	5.75%	04/28/2021	321,799
165,000	Evergreen Skills Lux S.A.R.L., Second Lien Initial Term Loan	9.25%	04/28/2022	78,375
244,361	Excelitas Technology Corp., Term B Loan	6.00%	11/02/2020	218,092
420,000	Fieldwood Energy LLC, Second Lien Term Loan	8.38%	09/30/2020	77,700
316,018	Getty Images, Inc., Initial Term Loan	4.75%	10/18/2019	236,394
276,500	GOBP Holdings, Inc., First Lien Initial Term Loan	4.75%	10/21/2021	271,316
343,275	HD Supply, Inc., Incremental Term Loan	3.75%	08/13/2021	341,816
225,400	Hi-Crush Partners LP, Advance Term Loan	4.75%	04/28/2021	155,526
293,525	Hostess Brands LLC, First Lien Term B Loan	4.50%	08/03/2022	294,197
294,750	HUB International Ltd., Initial Term Loan	4.00%	10/02/2020	287,803
235,833	Hudson Products Holdings, Inc., Term Loan	5.00%	03/15/2019	152,506
185,264	IMC OP, LP, First Lien Initial Term Loan	4.50%	08/15/2020	182,948
545,875	Jaguar Holding Co. I (aka Pharmaceutical Product Development, Inc.), Initial Term Loan	4.25%	08/18/2022	542,010
728,175	JBS USA LLC, 2015 Incremental Term Loan	4.00%	10/30/2022	726,052
485,000	Keurig Green Mountain, Inc., Term B Euro Loan	5.00%	03/03/2023	555,140
322,563	Life Time Fitness, Inc., Closing Date Term Loan	4.25%	06/10/2022	319,418
200,000	Manitowoc Foodservice, Inc., Term B Loan	5.75%	03/03/2023	201,333
89,688	Media General, Inc., Term B Loan	4.00%	07/31/2020	89,665
80,853	Michaels Stores, Inc., Incremental Term Loan	4.00%	01/28/2020	81,026
103,951	Multi Packaging Solutions Global Holdings Ltd., Term Loan	5.50%	09/30/2020	149,187
663,338	Navistar, Inc., Tranche B Term Loan	6.50%	08/07/2020	609,027
543,900	Neiman Marcus Group, Inc., Term Loan	4.25%	10/25/2020	499,708

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	61

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$123,072	New Millennium Holdco, Inc. (Millennium Health LLC), Closing Date Term Loan	7.50%	12/21/2020	$117,380
94,288	NM Z Merger Sub, Inc. (aka Zep, Inc.), Term Loan	5.50%	06/27/2022	94,288
95,000	NVA Holdings, Inc., Incremental B1 Term Loan(d)	L+4.50%	08/14/2021	94,881
164,150	Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan	4.75%	06/30/2021	152,660
227,125	Paragon Offshore Finance Co., Term Loan	5.25%	07/16/2021	52,239
96,111	Penn Engineering & Manufacturing Corp., Incremental Tranche C Term Loan	4.00%	08/27/2021	109,821
250,000	Quicksilver Resources, Inc., Second Lien Term Loan(c)	7.00%	06/21/2019	61,250
436,700	SBA Senior Finance II LLC, Incremental Tranche B-2 Term Loan	3.25%	06/10/2022	434,789
622,125	Scientific Games International, Inc., Initial Term B2 Loan	6.00%	10/01/2021	604,143
219,450	Securus Technologies Holdings, Inc., Term B2 Loan	5.25%	04/30/2020	204,747
250,000	Sedgwick Claims Management Services, Inc., Second Lien Term Loan	6.75%	02/28/2022	232,813
108,075	Signode Industrial Group Lux SA, Initial Euro Term Loan	4.00%	05/01/2021	121,902
275,000	Solera Holdings, Inc., Euro Term Loan(d)	E+4.75%	03/03/2023	313,739
196,118	Spectrum Brands, Inc., Euro Term Loan	3.50%	06/23/2022	223,107
75,000	Staples, Inc., Initial Term Loan	4.75%	02/02/2022	75,052
114,425	Sterigenics-Nordion Holdings LLC, Initial Term Loan	4.25%	05/16/2022	113,710
203,017	Sungard Availability Services Capital, Inc., Tranche B Term Loan	6.00%	03/29/2019	180,009
374,253	Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan	3.75%	11/07/2016	373,162
149,250	TI Group Automotive Systems LLC, Initial Euro Term Loan	4.50%	06/30/2022	166,647
253,725	TI Group Automotive Systems LLC, Initial US Term Loan	4.50%	06/30/2022	252,932
231,101	Toys "R" US Property Co. I LLC, Initial Term Loan	6.00%	08/21/2019	205,102
455,621	TransDigm, Inc., Tranche E Term Loan	3.50%	05/16/2022	449,641
441,000	TransUnion LLC, Term B-2 Loan	3.50%	04/09/2021	437,472
174,563	U.S. Renal Care, Inc., First Lien Initial Term Loan	5.25%	12/30/2022	174,272
152,288	UTEX Industries, Inc., First Lien Initial Term Loan	5.00%	05/21/2021	92,705
220,000	Western Digital Corp., Term B Loan(d)	E+5.25%	03/30/2023	247,991

See Notes to Financial Statements.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$176,850	WP Mustang Holdings LLC, First Lien Term Loan	5.50%	05/29/2021	$174,934
100,000	WP Mustang Holdings LLC, Second Lien Term Loan	8.50%	05/29/2022	98,792
137,054	York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021	118,381
				19,487,320

TOTAL BANK LOANS (Cost $31,242,959)				28,671,074

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 28.02%
Canada - 1.61%
$70,000	1011778 BC ULC / New Red Finance, Inc.(e)	4.63%	01/15/2022	71,400
75,000	Baytex Energy Corp.(e)	5.13%	06/01/2021	53,250
40,000	Bombardier, Inc.(e)	6.00%	10/15/2022	30,036
170,000	Cascades, Inc.(e)	5.50%	07/15/2022	164,369
80,000	Eldorado Gold Corp.(e)	6.13%	12/15/2020	73,400
100,000	First Quantum Minerals Ltd.(e)	7.25%	05/15/2022	67,500
105,000	HudBay Minerals, Inc.	9.50%	10/01/2020	75,075
50,000	Novelis, Inc.	8.38%	12/15/2017	51,100
180,000	Novelis, Inc.	8.75%	12/15/2020	182,574
90,000	Open Text Corp.(e)	5.63%	01/15/2023	92,250
60,000	Precision Drilling Corp.	6.63%	11/15/2020	48,300
30,000	Valeant Pharmaceuticals International, Inc.(e)	6.75%	08/15/2018	27,375
370,000	Valeant Pharmaceuticals International, Inc.(e)	5.38%	03/15/2020	303,400
145,000	Valeant Pharmaceuticals International, Inc.(e)	5.88%	05/15/2023	114,369
				1,354,398
France - 1.19%
100,000	Holding Medi-Partenaires SAS(f)	7.00%	05/15/2020	120,347
225,000	HomeVi SAS(e)	6.88%	08/15/2021	273,038
125,000	Novafives SAS(e)(g)	3.86%	06/30/2020	123,604
290,000	Numericable-SFR SAS(f)	5.63%	05/15/2024	333,679
135,000	SPCM SA(e)	2.88%	06/15/2023	150,160
				1,000,828
Germany - 0.45%
105,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(f)	4.00%	01/15/2025	122,467

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	63

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$81,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(f)	5.75%	01/15/2023	$99,101
125,550	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(f)	5.13%	01/21/2023	152,471
				374,039
Great Britain - 2.68%
100,000	Anglo American Capital PLC	1.75%	04/03/2018	107,859
150,000	Arqiva Broadcast Finance PLC(f)	9.50%	03/31/2020	232,345
100,000	Boparan Finance PLC(f)	5.50%	07/15/2021	133,571
110,000	Iron Mountain Europe PLC(f)	6.13%	09/15/2022	160,752
100,000	Moto Finance PLC(e)	6.38%	09/01/2020	147,155
100,000	Premier Foods Finance PLC(e)(g)	5.59%	03/16/2020	142,548
130,000	Synlab Bondco PLC(e)	6.25%	07/01/2022	157,099
150,000	TA MFG. Ltd.(e)	3.63%	04/15/2023	150,407
200,000	Tullow Oil PLC(e)	6.00%	11/01/2020	145,000
230,000	Virgin Media Finance PLC(f)	7.00%	04/15/2023	341,900
100,000	Vougeot Bidco PLC(e)	7.88%	07/15/2020	149,643
100,000	Vougeot Bidco PLC(f)	7.88%	07/15/2020	149,643
200,000	Worldpay Finance PLC(e)	3.75%	11/15/2022	236,399
				2,254,321
Ireland - 0.27%
90,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	5.00%	10/01/2021	93,375
115,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(e)	4.25%	01/15/2022	132,736
				226,111
Jersey - 0.60%
150,000	AA Bond Co. Ltd.(e)	5.50%	07/31/2022	208,597
120,000	CPUK Finance Ltd.(e)	7.00%	08/28/2020	179,521
100,000	Lincoln Finance Ltd.(e)	6.88%	04/15/2021	118,342
				506,460
Luxembourg - 2.44%
100,000	Altice Financing SA(e)	5.25%	02/15/2023	116,652
100,000	Altice Luxembourg SA(f)	7.25%	05/15/2022	112,942
205,000	ArcelorMittal	6.50%	03/01/2021	202,950
150,000	Capsugel SA(e)(h)	7.00%	05/15/2019	151,031
400,000	ConvaTec Finance International SA(e)(h)	8.25%	01/15/2019	397,750
135,000	Intelsat Jackson Holdings SA	7.50%	04/01/2021	86,400
135,000	Intelsat Jackson Holdings SA(e)	8.00%	02/15/2024	139,387
140,000	Matterhorn Telecom SA(e)	3.88%	05/01/2022	150,544
100,000	SIG Combibloc Holdings SCA(e)	7.75%	02/15/2023	121,876
100,000	Telenet Finance V Luxembourg SCA(f)	6.25%	08/15/2022	123,178
145,000	Wind Acquisition Finance SA(e)	7.00%	04/23/2021	158,602

See Notes to Financial Statements.

64	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$260,000	Wind Acquisition Finance SA(f)	7.00%	04/23/2021	$284,390
				2,045,702
Netherlands - 0.70%
220,000	Darling Global Finance BV(e)	4.75%	05/30/2022	252,153
115,000	UPC Holding BV(f)	6.75%	03/15/2023	141,848
175,000	Ziggo Bond Finance BV(f)	4.63%	01/15/2025	195,150
				589,151
United States - 18.08%
110,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	111,650
55,000	Acadia Healthcare Co., Inc.	5.63%	02/15/2023	56,237
135,000	ACCO Brands Corp.	6.75%	04/30/2020	143,437
140,000	AECOM	5.75%	10/15/2022	145,950
110,000	Allegion US Holding Co., Inc.	5.75%	10/01/2021	115,775
95,000	Ally Financial, Inc.	4.13%	02/13/2022	93,694
115,000	Alphabet Holding Co., Inc.(h)	7.75%	11/01/2017	116,150
150,000	American Builders & Contractors Supply Co., Inc.(e)	5.63%	04/15/2021	155,250
65,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	6.75%	05/20/2020	66,950
95,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	7.00%	05/20/2022	97,850
130,000	Amsurg Corp.	5.63%	07/15/2022	134,387
125,000	Apex Tool Group LLC(e)	7.00%	02/01/2021	101,875
110,000	Ashtead Capital, Inc.(e)	6.50%	07/15/2022	117,425
15,000	Ashtead Capital, Inc.(e)	5.63%	10/01/2024	15,600
115,000	B&G Foods, Inc.	4.63%	06/01/2021	117,300
110,000	Berry Plastics Corp.	5.50%	05/15/2022	113,162
160,000	BlueLine Rental Finance Corp.(e)	7.00%	02/01/2019	148,200
65,000	California Resource Corp.	5.00%	01/15/2020	15,112
155,000	California Resource Corp.	5.50%	09/15/2021	34,875
40,000	California Resource Corp.(e)	8.00%	12/15/2022	15,500
45,000	Calpine Corp.	5.38%	01/15/2023	43,847
200,000	Carlson Travel Holdings, Inc.(e)(h)	7.50%	08/15/2019	189,000
35,000	Carrizo Oil & Gas, Inc.	6.25%	04/15/2023	31,019
75,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.13%	05/01/2023	76,500
45,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.88%	04/01/2024	47,250
70,000	Centene Escrow Corp.(e)	5.63%	02/15/2021	73,150
45,000	Centene Escrow Corp.(e)	6.13%	02/15/2024	47,475
105,000	CenturyLink, Inc.	5.63%	04/01/2025	93,844
80,000	Chesapeake Energy Corp.	5.38%	06/15/2021	28,800
180,000	CHS/Community Health Systems, Inc.	6.88%	02/01/2022	163,350
110,000	Churchill Downs, Inc.	5.38%	12/15/2021	113,850

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	65

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$15,000	Churchill Downs, Inc.(e)	5.38%	12/15/2021	$15,525
115,000	CITGO Petroleum Corp.(e)	6.25%	08/15/2022	111,550
100,000	Cliffs Natural Resources, Inc.(e)	8.25%	03/31/2020	85,000
130,000	CNH Industrial Capital LLC	4.38%	11/06/2020	128,050
145,000	CommScope Holding Co., Inc.(e)(h)	6.63%	06/01/2020	149,169
155,000	Covanta Holding Corp.	6.38%	10/01/2022	155,775
95,000	CSC Holdings LLC	6.75%	11/15/2021	97,802
10,000	CSC Holdings LLC	5.25%	06/01/2024	8,938
125,000	DaVita HealthCare Partners, Inc.	5.13%	07/15/2024	126,484
145,000	DBP Holding Corp.(e)	7.75%	10/15/2020	105,850
125,000	Denbury Resources, Inc.	5.50%	05/01/2022	56,875
110,000	DISH DBS Corp.	5.88%	07/15/2022	104,500
80,000	Dollar Tree, Inc.(e)	5.75%	03/01/2023	85,150
70,000	Dynegy, Inc.	6.75%	11/01/2019	70,000
180,000	Endo Finance LLC(e)	5.75%	01/15/2022	171,000
80,000	Energizer SpinCo, Inc.(e)	5.50%	06/15/2025	80,584
120,000	EnerSys(e)	5.00%	04/30/2023	116,400
150,000	Envision Healthcare Corp.(e)	5.13%	07/01/2022	153,000
85,000	ExamWorks Group, Inc.	5.63%	04/15/2023	87,019
320,000	First Data Corp.(e)	7.00%	12/01/2023	324,400
50,000	First Data Corp.(e)	5.00%	01/15/2024	50,250
170,000	First Quality Finance Co., Inc.(e)	4.63%	05/15/2021	164,900
50,000	Flexi-Van Leasing, Inc.(e)	7.88%	08/15/2018	49,750
90,000	Forum Energy Technologies, Inc.	6.25%	10/01/2021	77,850
180,000	Frontier Communications Corp.	6.88%	01/15/2025	152,662
80,000	Global Brass & Copper, Inc.	9.50%	06/01/2019	84,800
15,000	Graphic Packaging International, Inc.	4.88%	11/15/2022	15,262
90,000	Gulfport Energy Corp.	6.63%	05/01/2023	84,150
225,000	HCA Holdings, Inc.	6.25%	02/15/2021	243,000
55,000	HCA, Inc.	5.25%	06/15/2026	56,512
160,000	HCA, Inc.	5.88%	05/01/2023	168,800
80,000	HD Supply, Inc.(e)	5.75%	04/15/2024	82,400
5,000	HealthSouth Corp.	5.13%	03/15/2023	5,006
135,000	HealthSouth Corp.	5.75%	11/01/2024	137,430
105,000	HUB International Ltd.(e)	7.88%	10/01/2021	103,687
105,000	Huntington Ingalls Industries, Inc.(e)	5.00%	11/15/2025	110,250
220,000	IMS Health, Inc.(e)	4.13%	04/01/2023	247,194
150,000	Ingles Markets, Inc.	5.75%	06/15/2023	153,000
100,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.(e)	6.88%	02/15/2019	82,750
100,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC(e)	6.38%	08/01/2023	102,930
135,000	JBS USA LLC / JBS USA Finance, Inc.(e)	7.25%	06/01/2021	135,135

See Notes to Financial Statements.

66	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$75,000	Jones Energy Holdings LLC / Jones Energy Finance Corp.	6.75%	04/01/2022	$41,437
90,000	Lamar Media Corp.(e)	5.75%	02/01/2026	94,725
5,000	Laredo Petroleum, Inc.	5.63%	01/15/2022	4,200
100,000	Laredo Petroleum, Inc.	6.25%	03/15/2023	84,250
35,000	Level 3 Financing, Inc.	6.13%	01/15/2021	36,750
115,000	Level 3 Financing, Inc.	5.13%	05/01/2023	116,725
20,000	Level 3 Financing, Inc.(e)	5.38%	01/15/2024	20,300
150,000	LifePoint Health, Inc.	5.50%	12/01/2021	157,125
93,000	Linn Energy LLC / Linn Energy Finance Corp.(c)(e)	12.00%	12/15/2020	13,252
35,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(e)	4.88%	04/15/2020	32,970
115,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(e)	5.75%	08/01/2022	106,519
95,000	Mediacom Broadband LLC / Mediacom Broadband Corp.	5.50%	04/15/2021	96,069
65,000	Michaels Stores, Inc.(e)	5.88%	12/15/2020	68,250
110,000	Milacron LLC / Mcron Finance Corp.(e)	7.75%	02/15/2021	101,750
80,000	MPT Operating Partnership LP / MPT Finance Corp.	6.38%	03/01/2024	84,600
160,000	Natural Resource Partners LP / NRP Finance Corp.	9.13%	10/01/2018	104,400
10,000	NCR Corp.	5.88%	12/15/2021	10,262
65,000	Neiman Marcus Group Ltd. LLC(e)(h)	8.75%	10/15/2021	50,415
150,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.(e)	5.88%	03/15/2022	156,187
135,000	Nielsen Finance LLC / Nielsen Finance Co.(e)	5.00%	04/15/2022	139,050
110,000	NRG Energy, Inc.	6.63%	03/15/2023	103,159
85,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	63,325
35,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	25,987
140,000	Paragon Offshore PLC(c)(e)	6.75%	07/15/2022	37,450
90,000	Party City Holdings, Inc.(e)	6.13%	08/15/2023	93,150
80,000	PHI, Inc.	5.25%	03/15/2019	71,200
70,000	Pilgrim’s Pride Corp.(e)	5.75%	03/15/2025	70,613
115,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.	4.88%	05/01/2021	116,725
55,000	Plantronics, Inc.(e)	5.50%	05/31/2023	54,175
140,000	Plastipak Holdings, Inc.(e)	6.50%	10/01/2021	138,250
80,000	Post Holdings, Inc.(e)	6.00%	12/15/2022	82,700
25,000	Post Holdings, Inc.(e)	7.75%	03/15/2024	27,563
135,000	Prestige Brands, Inc.(e)	5.38%	12/15/2021	137,363
100,000	PSPC Escrow Corp.(e)	6.00%	02/01/2023	95,722
65,000	Range Resources Corp.(e)	4.88%	05/15/2025	57,200

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	67

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal	Amount/Description	Rate	Maturity	Value
$95,000	Rent-A-Center, Inc.	4.75%	05/01/2021	$71,963
230,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	236,613
90,000	RHP Hotel Properties LP / RHP Finance Corp.	5.00%	04/15/2023	92,475
60,000	Rite Aid Corp.(e)	6.13%	04/01/2023	63,825
170,000	Sabine Pass Liquefaction LLC	5.63%	04/15/2023	162,775
75,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	78,938
115,000	SBA Communications Corp.	4.88%	07/15/2022	116,869
40,000	Scientific Games International, Inc.	6.25%	09/01/2020	24,200
155,000	Scientific Games International, Inc.(e)	7.00%	01/01/2022	158,875
75,000	Sequa Corp.(e)	7.00%	12/15/2017	10,688
130,000	Sinclair Television Group, Inc.	5.38%	04/01/2021	134,713
130,000	Six Flags Entertainment Corp.(e)	5.25%	01/15/2021	134,225
135,000	Smithfield Foods, Inc.	6.63%	08/15/2022	144,113
95,000	Spectrum Brands, Inc.	6.63%	11/15/2022	103,193
50,000	Sprint Communications, Inc.	8.38%	08/15/2017	49,563
520,000	Sprint Corp.	7.25%	09/15/2021	399,750
35,000	Standard Industries, Inc.(e)	5.13%	02/15/2021	36,006
60,000	Standard Industries, Inc.(e)	5.50%	02/15/2023	61,500
150,000	Standard Industries, Inc.(e)	6.00%	10/15/2025	159,375
85,000	Steel Dynamics, Inc.	5.13%	10/01/2021	86,275
20,000	Steel Dynamics, Inc.	5.50%	10/01/2024	20,300
70,000	Stone Energy Corp.	7.50%	11/15/2022	19,250
195,000	Summit Materials LLC / Summit Materials Finance Corp.	6.13%	07/15/2023	186,225
15,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(e)	7.38%	02/01/2020	10,500
150,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(e)	7.38%	02/01/2020	105,000
180,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(e)	6.75%	03/15/2024	177,750
120,000	Tempur Sealy International, Inc.	6.88%	12/15/2020	127,200
5,000	Tempur Sealy International, Inc.(e)	5.63%	10/15/2023	5,169
130,000	Tenet Healthcare Corp.	4.50%	04/01/2021	131,300
75,000	Tenet Healthcare Corp.	6.75%	06/15/2023	72,188
50,000	Tenneco, Inc.	5.38%	12/15/2024	51,625
105,000	TerraForm Power Operating LLC(e)	5.88%	02/01/2023	85,575
215,000	The Chemours Co.(e)	6.13%	05/15/2023	194,508
105,000	The GEO Group, Inc.	5.13%	04/01/2023	102,637
110,000	The Goodyear Tire & Rubber Co.	5.13%	11/15/2023	113,025
130,000	T-Mobile USA, Inc.	6.00%	03/01/2023	133,900
165,000	T-Mobile USA, Inc.	6.00%	04/15/2024	167,475
185,000	TMS International Corp.(e)	7.63%	10/15/2021	113,313

See Notes to Financial Statements.

68	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

Principal	Amount/Description	Rate	Maturity	Value
$95,000	TreeHouse Foods, Inc.(e)	6.00%	02/15/2024	$101,175
10,000	Tronox Finance LLC	6.38%	08/15/2020	7,750
110,000	Tronox Finance LLC(e)	7.50%	03/15/2022	82,775
90,000	Ultra Petroleum Corp.(c)(e)	6.13%	10/01/2024	7,200
80,000	United Rentals North America, Inc.	5.50%	07/15/2025	79,300
5,000	Univision Communications, Inc.(e)	6.75%	09/15/2022	5,325
120,000	Univision Communications, Inc.(e)	5.13%	05/15/2023	120,000
90,000	Vereit Operating Partnership LP	4.60%	02/06/2024	90,000
225,000	VWR Funding, Inc.(e)	4.63%	04/15/2022	255,024
70,000	Walter Investment Management Corp.	7.88%	12/15/2021	45,850
100,000	Watco Cos. LLC / Watco Finance Corp.(e)	6.38%	04/01/2023	98,000
95,000	ZF North America Capital, Inc.(e)	4.50%	04/29/2022	97,256
				15,191,600
TOTAL HIGH YIELD DEBT (Cost $25,324,708)				23,542,610

Shares/Description	Value
SHORT‐TERM INVESTMENTS ‐ 6.98%
5,864,214 State Street Institutional Trust (7 Day Yield 0.19%)	5,864,214

TOTAL SHORT‐TERM INVESTMENTS (Cost $5,864,214)	5,864,214

TOTAL INVESTMENTS ‐ 99.29% (Cost $90,499,840)	83,425,854
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS AND TOTAL RETURN SWAP CONTRACTS - 0.95%	798,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.24)%	(201,459)
NET ASSETS ‐ 100.00%	$84,022,395

(a)	Non-income producing security.
(b)	Private Placement: these securities may only be resold in transactions exempt from registration under the Securities Act of 1933.
(c)	Security is currently in default.
(d)	All or a portion of this position has not settled as of March 31, 2016. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	69

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $11,974,360, which represents approximately 14.25% of net assets as of March 31, 2016.
(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of March 31, 2016, the aggregate fair value of those securities was $2,703,784, representing 3.22% of net assets.
(g)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2016.
(h)	Pay-in-kind securities.

Common Abbreviations:
AB - Aktiebolag is the Swedish equivalent of the term coporation.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS - Anonim Sirket is the Turkish term for Incorporation.
BV - Besloten Vennootschap a Dutch private limited liability company.
GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
KG - Kommanditgesellschaft is the German term for a private limited company.
LLC - Limited Liability Corp.
LP - Limited Partnership.
Ltd. - Limited.
PLC - Public Limited Co.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
S.A.R.L. - Société Anonyme à Responsabilité Limitée (French: Limited Liability Company)
SAS - Societe per actions simplifiee is the French term for a joint stock company.
SCA- Societe en commandite pe actiuni is the Romanian term for limited liability partnership.
S.L.U. - Sociedad Limitada Unipersonal  is a Spanish company with one shareholder.
S.r.l. - Società a Responsabilità Limitata (Italian: limited company)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount*	Contract Type	Settlement Date	Current Value	Unrealized Appreciation
State Street Boston	EUR	13,008,691	Purchase	04/04/2016	$14,804,531	$38,551
State Street Boston	GBP	9,220	Purchase	04/04/2016	13,242	217
State Street Boston	GBP	1,960,624	Sale	05/06/2016	2,816,244	3,899
						$42,667

See Notes to Financial Statements.

70	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2016 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS (Continued)

Counterparty	Foreign Currency	Contracted Amount*	Contract Type	Settlement Date	Current Value	Unrealized Depreciation
State Street Boston	GBP	1,946,349	Purchase	04/04/2016	$2,795,497	$(3,937)
State Street Boston	EUR	13,018,691	Sale	04/04/2016	14,815,912	(597,199)
State Street Boston	EUR	12,364,851	Sale	05/06/2016	14,085,897	(15,748)
State Street Boston	GBP	1,951,569	Sale	04/04/2016	2,802,993	(53,630)
						$(670,514)

*	The contracted amount is stated in the currency in which the security is denominated.

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Asset	Termination Date	Rate paid by the Fund	Notional Amount	Unrealized Appreciation
ReFlow Fund, LLC(a)	Net Asset Value	12/29/2016	1.94%	$3,000,000	$117,318
					$117,318

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Asset. The Fund makes payments on any negative monthly return of such Reference Asset.

*	See Note 4 in the Notes to Financial Statements.

Currency Abbreviations:
EUR  -  Euro
GBP  -  British Pound Sterling

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	71

RiverNorth Core Opportunity Fund

Statement of Assets and Liabilities	March 31, 2016 (Unaudited)

ASSETS:
Investment in securities:
At cost	$737,802,010
At value	$713,180,176
Investment in affiliates:
At cost	45,086,032
At value	39,499,668
Total return swap contracts premium paid	7,992,521
Receivable for fund investments sold	3,262,214
Net receivable on purchase and settlement agreement	1,726,969
Dividends receivable	791,405
Cash segregated at custodian for total return swap contracts	400,000
Unrealized appreciation on total return swap contracts	340,269
Receivable for fund shares sold	324,111
Prepaid fees for Trustees and Officers	21,325
Interest receivable	12,463
Prepaid expenses and other assets	21,069
Total Assets	767,572,190

LIABILITIES:
Facility loan fee payable	9,069
Payable for fund investments purchased	1,614,413
Payable for fund shares redeemed	1,024,148
Unrealized depreciation on total return swap contracts	630,932
Interest payable on total return swap contracts	34,712
Payable to Adviser	642,277
Payable for Fund Accounting and Administration fees	48,113
Accrued 12b-1 fees - Class R Shares	126,486
Payable for Custodian fees	8,714
Payable for Audit fees	10,579
Payable to Transfer agency	9,218
Other accrued expenses	37,067
Total Liabilities	4,195,728
Net Assets	$763,376,462

NET ASSETS CONSIST OF:
Paid-in capital	$798,414,578
Accumulated net investment loss	(9,069,588)
Accumulated net realized gain on investments and total return swap contracts	2,714,801
Net unrealized depreciation on investments and total return swap contracts	(28,683,329)
Net Assets	$763,376,462

See Notes to Financial Statements.

72	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statement of Assets and Liabilities	March 31, 2016 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$158,685,234
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	15,038,892
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.55
Minimum Redemption Price Per Share(a)	$10.34
Class R Shares
Net Assets	$604,691,228
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	57,320,892
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.55
Minimum Redemption Price Per Share(a)	$10.34

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	73

RiverNorth/DoubleLine Strategic Income Fund

Statement of Assets and Liabilities	March 31, 2016 (Unaudited)

ASSETS:
Investment in securities:
At cost	$1,995,409,752
At value	$1,901,047,195
Investment in affiliates:
At cost	26,564,665
At value	24,324,633
Receivable for fund investments sold	14,298,827
Total return swap contracts premium paid	12,593,545
Interest receivable	6,220,682
Net receivable on purchase and settlement agreement	2,810,925
Dividends receivable	2,193,564
Receivable for fund shares sold	1,662,678
Unrealized appreciation on total return swap contracts	530,959
Cash segregated at custodian for total return swap contracts	400,000
Prepaid fees for Trustees and Officers	50,146
Prepaid expenses and other assets	59,878
Total Assets	1,966,193,032

LIABILITIES:
Facility loan fee payable	23,321
Payable for fund investments purchased	7,204,784
Payable for fund shares redeemed	2,710,493
Unrealized depreciation on total return swap contracts	677,420
Interest payable on total return swap contracts	46,173
Payable to Adviser	1,214,197
Payable for Fund Accounting and Administration fees	240,672
Accrued 12b‐1 fees ‐ Class R Shares	47,011
Payable for Custodian fees	28,491
Payable for Audit fees	15,306
Payable to Transfer agency	40,696
Other accrued expenses	94,136
Total Liabilities	12,342,700
Net Assets	$1,953,850,332

NET ASSETS CONSIST OF:
Paid‐in capital	$2,059,065,463
Accumulated net investment loss	(3,851,341)
Accumulated net realized loss on investments and total return swap contracts	(7,569,815)
Net unrealized depreciation on investments and total return swap contracts	(93,793,975)
Net Assets	$1,953,850,332

See Notes to Financial Statements.

74	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statement of Assets and Liabilities	March 31, 2016 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$1,732,368,669
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	168,391,649
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.29
Minimum Redemption Price Per Share(a)	$10.08
Class R Shares
Net Assets	$221,481,663
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	21,501,073
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.30
Minimum Redemption Price Per Share(a)	$10.09

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	75

RiverNorth Equity Opportunity Fund

Statement of Assets and Liabilities	March 31, 2016 (Unaudited)

ASSETS:
Investment in securities:
At cost	$14,482,422
At value	$13,734,844
Dividends receivable	1,105
Prepaid fees for Trustees and Officers	390
Prepaid expenses and other assets	11,474
Total Assets	13,747,813

LIABILITIES:
Payable to custodian due to overdraft	90,771
Facility loan fee payable	122
Payable for fund shares redeemed	10,395
Payable to Adviser	7,026
Payable for Fund Accounting and Administration fees	1,683
Accrued 12b‐1 fees ‐ Class R Shares	889
Payable for Custodian fees	2,280
Payable for Audit fees	9,828
Payable to Transfer agency	4,740
Other accrued expenses	4,477
Total Liabilities	132,211
Net Assets	$13,615,602

NET ASSETS CONSIST OF:
Paid‐in capital	$14,434,583
Accumulated net investment income	10
Accumulated net realized loss on investments	(71,413)
Net unrealized depreciation on investments	(747,578)
Net Assets	$13,615,602

See Notes to Financial Statements.

76	(888) 848-7569 | www.rivernorth.com

RiverNorth Equity Opportunity Fund

Statement of Assets and Liabilities	March 31, 2016 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$9,405,746
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	1,051,962
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.94
Minimum Redemption Price Per Share(a)	$8.76
Class R Shares
Net Assets	$4,209,856
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	470,960
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.94
Minimum Redemption Price Per Share(a)	$8.76

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	77

RiverNorth/Oaktree High Income Fund

Statement of Assets and Liabilities	March 31, 2016 (Unaudited)

ASSETS:
Investment in securities:
At cost	$90,499,840
At value	$83,425,854
Foreign currency, at value (Cost $274,122)	280,004
Receivable for fund investments sold	1,304,878
Cash segregated at custodian for forward foreign currency contracts	598,000
Interest receivable	586,713
Cash segregated at custodian for total return swap contracts	200,000
Unrealized appreciation on total return swap contracts	117,318
Receivable for fund shares sold	88,733
Dividends receivable	63,479
Unrealized appreciation on forward foreign currency contracts	42,667
Prepaid fees for Trustees and Officers	1,527
Prepaid expenses and other assets	19,476
Total Assets	86,728,649

LIABILITIES:
Facility loan fee payable	1,283
Payable for fund investments purchased	1,719,195
Payable for fund shares redeemed	170,969
Unrealized depreciation on forward foreign currency contracts	670,514
Payable to Adviser	70,479
Payable for Fund Accounting and Administration fees	36,473
Accrued 12b‐1 fees ‐ Class R Shares	1,563
Payable for Custodian fees	6,460
Payable for Audit fees	14,328
Payable to Transfer agency	6,690
Other accrued expenses	8,300
Total Liabilities	2,706,254
Net Assets	$84,022,395

NET ASSETS CONSIST OF:
Paid‐in capital	$95,314,395
Accumulated net investment loss	(281,692)
Accumulated net realized loss on investments, total return swap contracts, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	(3,418,754)
Net unrealized depreciation on investments, total return swap contracts, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	(7,591,554)
Net Assets	$84,022,395

See Notes to Financial Statements.

78	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statement of Assets and Liabilities	March 31, 2016 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$76,602,706
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	8,531,565
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.98
Minimum Redemption Price Per Share(a)	$8.80
Class R Shares
Net Assets	$7,419,689
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	827,211
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.97
Minimum Redemption Price Per Share(a)	$8.79

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	79

RiverNorth Core Opportunity Fund

Statement of Operations	For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME:
Dividend income	$24,129,005
Dividend income from affiliated securities	2,363,053
Foreign taxes withheld	(1,106)
Total Investment Income	26,490,952

EXPENSES:
Investment Adviser fee	3,741,952
12b‐1 fees ‐ Class R Shares	725,789
Accounting and administration fee	142,551
Printing expenses	38,248
Registration expenses	34,714
Compliance expenses	26,435
Trustee expenses	24,410
Transfer agent expenses	23,997
Facility loan fee	19,502
Legal expenses	17,617
Custodian expenses	15,598
Audit expenses	10,150
Insurance expenses	8,423
24f‐2 expenses	3,481
Miscellaneous expenses	17,253
Total Expenses	4,850,120
Net Investment Income	21,640,832

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(3,250,012)
Total return swap contracts	826,730
Net realized loss	(2,423,282)
Net change in unrealized depreciation on:
Investments	14,210,392
Total return swap contracts	(278,617)
Net change in unrealized depreciation	13,931,775
Net Realized and Unrealized Gain on Investments and Total return swap contracts	11,508,493
Net Increase in Net Assets Resulting from Operations	$33,149,325

See Notes to Financial Statements.

80	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statement of Operations	For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME:
Dividend income	$30,203,206
Dividend income from affiliated securities	964,198
Interest income	33,352,750
Other income	10,154
Total Investment Income	64,530,308

EXPENSES:
Investment Adviser fee	7,153,990
Accounting and administration fee	481,397
12b‐1 fees ‐ Class R Shares	283,363
Transfer agent expenses	109,638
Compliance expenses	70,253
Trustee expenses	64,078
Printing expenses	63,919
Facility loan fee	52,397
Registration expenses	49,037
Legal expenses	42,700
Custodian expenses	42,222
24f‐2 expenses	22,963
Insurance expenses	21,762
Audit expenses	13,900
Miscellaneous expenses	43,421
Total Expenses	8,515,040
Net Investment Income	56,015,268

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(690,178)
Total return swap contracts	1,732,442
Net realized gain	1,042,264
Net change in unrealized depreciation on:
Investments	(272,519)
Total return swap contracts	37,623
Net change in unrealized depreciation	(234,896)
Net Realized and Unrealized Gain on Investments and Total return swap contracts	807,368
Net Increase in Net Assets Resulting from Operations	$56,822,636

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	81

RiverNorth Equity Opportunity Fund

Statement of Operations	For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME:
Dividend income	$540,850
Foreign taxes withheld	(119)
Total Investment Income	540,731

EXPENSES:
Investment Adviser fee	69,135
Registration expenses	16,782
Transfer agent expenses	14,098
Audit expenses	9,400
12b‐1 fees ‐ Class R Shares	5,767
Accounting and administration fee	3,441
Printing expenses	2,017
Custodian expenses	700
Trustee expenses	514
Compliance expenses	398
Facility loan fee	292
Legal expenses	290
Insurance expenses	101
24f‐2 expenses	94
Repayment of previously waived fees
Class R	27
Miscellaneous expenses	1,814
Total expenses before waiver/reimbursement	124,870
Less fees waived/reimbursed by Investment Adviser:
Class I Shares	(17,238)
Class R Shares	(8,533)
Net Expenses	99,099
Net Investment Income	441,632

REALIZED AND UNREALIZED LOSS:
Net realized loss on:
Investments	(12,898)
Net change in unrealized depreciation on:
Investments	(193,081)
Net Realized and Unrealized Loss on Investments	(205,979)
Net Increase in Net Assets Resulting from Operations	$235,653

See Notes to Financial Statements.

82	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statement of Operations	For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,296,087
Interest income	1,624,374
Other income	27,590
Foreign taxes withheld	(1,356)
Total Investment Income	2,946,695

EXPENSES:
Investment Adviser fee	433,805
Accounting and administration fee	56,628
Registration expenses	20,368
Transfer agent expenses	17,224
Audit expenses	13,899
Custodian expenses	11,651
12b‐1 fees ‐ Class R Shares	10,092
Printing expenses	4,613
Compliance expenses	3,451
Trustee expenses	3,137
Facility loan fee	2,576
Legal expenses	2,032
Insurance expenses	1,036
24f‐2 expenses	702
Repayment of previously waived fees
Class I	2,451
Class R	1,925
Miscellaneous expenses	3,631
Total expenses before waiver/reimbursement	589,221
Less fees waived/reimbursed by Investment Adviser:
Class R Shares	(827)
Net Expenses	588,394
Net Investment Income	2,358,301

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on:
Investments	(2,157,114)
Total return swap contracts	(54,898)
Translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	(346,470)
Net realized loss	(2,558,482)
Net change in unrealized depreciation on:
Investments	2,044,403
Total return swap contracts	117,318
Translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	(596,346)
Net change in unrealized appreciation	1,565,375

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	83

RiverNorth/Oaktree High Income Fund

Statement of Operations	For the Six Months Ended March 31, 2016 (Unaudited)

Net Realized and Unrealized Loss on Investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	(993,107)
Net Increase in Net Assets Resulting from Operations	$1,365,194

See Notes to Financial Statements.

84	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$21,640,832	$25,709,936
Net realized gain/(loss) on Investments and Total return swap contracts	(2,423,282)	15,668,964
Long‐term capital gain distributions from other investment companies	–	10,872,696
Net change in unrealized depreciation on Investments and Total return swap contracts	13,931,775	(111,328,445)
Net increase/(decrease) in net assets resulting from operations	33,149,325	(59,076,849)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(7,068,022)	(6,416,433)
Class R Shares	(25,141,778)	(29,402,363)
From net realized gains on investments:
Class I Shares	(4,074,884)	(6,161,292)
Class R Shares	(14,807,521)	(45,545,598)
Net decrease in net assets from distributions to shareholders	(51,092,205)	(87,525,686)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	52,672,166	202,766,378
Reinvestment of distributions	4,560,448	4,843,785
Cost of shares redeemed	(61,946,125)	(51,182,167)
Redemption fees(a)	19,089	10,143
Net increase/(decrease) in net assets from capital share transactions	(4,694,422)	156,438,139

Class R Shares
Proceeds from shares sold	152,862,331	162,337,603
Reinvestment of distributions	39,598,044	73,689,908
Cost of shares redeemed	(112,094,329)	(285,230,837)
Redemption fees(a)	53,075	40,755
Net increase/(decrease) in net assets from capital share transactions	80,419,121	(49,162,571)
Net Increase/(Decrease) in Net Assets	57,781,819	(39,326,967)
See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	85

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
NET ASSETS:
Beginning of period	705,594,643	744,921,610
End of period (including accumulated net investment income/(loss) of $(9,069,588) and $1,499,380)	$763,376,462	$705,594,643

OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	4,972,787	16,413,130
Shares issued in reinvestment of distributions	434,982	412,766
Shares redeemed	(5,904,412)	(4,325,289)
Net increase/(decrease) from share transactions	(496,643)	12,500,607

Class R Shares
Shares sold	14,022,290	13,252,507
Shares issued in reinvestment of distributions	3,780,188	6,195,243
Shares redeemed	(10,626,238)	(23,342,526)
Net increase/(decrease) from share transactions	7,176,240	(3,894,776)

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

86	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$56,015,268	$94,422,803
Net realized gain on Investments and Total return swap contracts	1,042,264	2,690,640
Long‐term capital gain distributions from other investment companies	–	746,878
Net change in unrealized depreciation on Investments and Total return swap contracts	(234,896)	(106,092,893)
Net increase/(decrease) in net assets resulting from operations	56,822,636	(8,232,572)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(63,630,185)	(76,233,640)
Class R Shares	(8,193,430)	(11,319,592)
Net decrease in net assets from distributions to shareholders	(71,823,615)	(87,553,232)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	422,649,324	1,037,758,724
Reinvestment of distributions	43,405,278	53,794,861
Cost of shares redeemed	(455,833,731)	(421,391,306)
Redemption fees(a)	121,030	113,913
Net increase in net assets from capital share transactions	10,341,901	670,276,192

Class R Shares
Proceeds from shares sold	30,811,427	107,924,068
Reinvestment of distributions	8,025,903	11,097,338
Cost of shares redeemed	(48,770,862)	(106,038,721)
Redemption fees(a)	16,144	18,215
Net increase/(decrease) in net assets from capital share transactions	(9,917,388)	13,000,900

Net Increase/(Decrease) in Net Assets	(14,576,466)	587,491,288

NET ASSETS:
Beginning of period	1,968,426,798	1,380,935,510
End of period (including accumulated net investment income/(loss) of $(3,851,341) and $11,957,006)	$1,953,850,332	$1,968,426,798

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	87

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	41,178,046	95,899,127
Shares issued in reinvestment of distributions	4,242,780	5,021,948
Shares redeemed	(44,303,585)	(39,272,763)
Net increase from share transactions	1,117,241	61,648,312

Class R Shares
Shares sold	3,002,010	9,938,360
Shares issued in reinvestment of distributions	783,287	1,033,082
Shares redeemed	(4,749,729)	(9,830,536)
Net increase/(decrease) from share transactions	(964,432)	1,140,906

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

88	(888) 848-7569 | www.rivernorth.com

RiverNorth Equity Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$441,632	$731
Net realized gain/(loss) on Investments	(12,898)	483,988
Long‐term capital gain distributions from other investment companies	–	346,786
Net change in unrealized depreciation on Investments	(193,081)	(1,275,718)
Net increase/(decrease) in net assets resulting from operations	235,653	(444,213)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(305,049)	(29,518)
Class R Shares	(136,573)	(24,018)
From net realized gains on investments:
Class I Shares	(306,623)	(320,383)
Class R Shares	(146,539)	(1,704,766)
Net decrease in net assets from distributions to shareholders	(894,784)	(2,078,685)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	8,494,274	1,148,288
Reinvestment of distributions	349,145	328,670
Cost of shares redeemed	(623,971)	(1,214,017)
Redemption fees(a)	1,055	252
Net increase in net assets from capital share transactions	8,220,503	263,193

Class R Shares
Proceeds from shares sold	566,076	1,915,408
Reinvestment of distributions	282,704	1,687,207
Cost of shares redeemed	(1,695,248)	(5,188,659)
Redemption fees(a)	536	1,032
Net decrease in net assets from capital share transactions	(845,932)	(1,585,012)

Net Increase/(Decrease) in Net Assets	6,715,440	(3,844,717)

NET ASSETS:
Beginning of period	6,900,162	10,744,879
End of period (including accumulated net investment income of $10 and $–)	$13,615,602	$6,900,162

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	89

RiverNorth Equity Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	900,012	106,790
Shares issued in reinvestment of distributions	38,326	30,817
Shares redeemed	(68,245)	(114,125)
Net increase from share transactions	870,093	23,482

Class R Shares
Shares sold	60,472	164,600
Shares issued in reinvestment of distributions	31,120	157,751
Shares redeemed	(184,532)	(484,450)
Net increase/(decrease) from share transactions	(92,940)	162,099

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

90	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,358,301	$3,920,855
Net realized gain/(loss) on Investments, Total return swap contracts, Translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	(2,558,482)	360,262
Long‐term capital gain distributions from other investment companies	–	38,611
Net change in unrealized depreciation on Investments, Total return swap contracts, Translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	1,565,375	(8,191,290)
Net increase/(decrease) in net assets resulting from operations	1,365,194	(3,871,562)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(3,136,563)	(3,939,482)
Class R Shares	(307,711)	(745,793)
From net realized gains on investments:
Class I Shares	–	(1,190,086)
Class R Shares	–	(304,183)
Net decrease in net assets from distributions to shareholders	(3,444,274)	(6,179,544)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	91

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	20,027,292	64,465,160
Reinvestment of distributions	2,681,494	4,674,696
Cost of shares redeemed	(32,546,163)	(41,658,196)
Redemption fees(a)	13,356	2,642
Net increase/(decrease) in net assets from capital share transactions	(9,824,021)	27,484,302

Class R Shares
Proceeds from shares sold	846,543	3,720,620
Reinvestment of distributions	305,510	1,045,115
Cost of shares redeemed	(3,955,900)	(9,107,176)
Redemption fees(a)	1,370	563
Net decrease in net assets from capital share transactions	(2,802,477)	(4,340,878)

Net Increase/(Decrease) in Net Assets	(14,705,578)	13,092,318

NET ASSETS:
Beginning of period	98,727,973	85,635,655
End of period (including accumulated net investment income/(loss) of $(281,692) and $804,281)	$84,022,395	$98,727,973

OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	2,238,755	6,602,226
Shares issued in reinvestment of distributions	300,172	480,890
Shares redeemed	(3,636,841)	(4,233,471)
Net increase/(decrease) from share transactions	(1,097,914)	2,849,645

Class R Shares
Shares sold	95,078	377,548
Shares issued in reinvestment of distributions	34,224	107,244
Shares redeemed	(432,972)	(932,206)
Net decrease from share transactions	(303,670)	(447,414)

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.

92	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Core Opportunity Fund	Class I

Financial Highlights

Net asset value ‐ beginning of period
Income/(Loss) from investment operations:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments(b)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
Total distributions
Paid‐in capital from redemption fees(b)
Net decrease in net asset value
Net asset value ‐ end of period

Total Return(e)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(g)
Ratio of expenses to average net assets including fee waivers and reimbursements(g)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(g)

Ratio of net investment income to average net assets including fee waivers and reimbursements(g) Portfolio turnover rate

(a)	Commenced operations on August 11, 2014.
(b)	Based on average shares outstanding during the period.
(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to realized and unrealized gains and losses on investments of the Fund.
(d)	Less than $0.005 per share.
(e)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f)	Not annualized.
(g)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(h)	Annualized.

See Notes to Financial Statements.

94	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015	For the Period ended September 30, 2014(a)
$10.74		$13.06	$13.16

0.32		0.44	0.08
0.21		(1.30)	(0.18	)(c)
0.53		(0.86)	(0.10)

(0.46)		(0.60)	–
(0.26)		(0.86)	–
(0.72)		(1.46)	–
0.00	(d)	0.00 (d)	–
(0.19)		(2.32)	(0.10)
$10.55		$10.74	$13.06

5.06	%(f)	(7.50%)	(0.76%	)(f)

$158,685		$166,905	$39,623
1.10	%(h)	1.11%	1.20	%(h)
1.10	%(h)	1.11%	1.20	%(h)
5.99	%(h)	3.62%	2.93	%(h)

5.99	%(h)	3.62%	2.93	%(h)

8	%(f)	23%	46	%(f)

Semi-Annual Report | March 31, 2016	95

RiverNorth Core Opportunity Fund	Class R

Financial Highlights

Net asset value ‐ beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments(a)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
Total distributions
Paid‐in capital from redemption fees(a)
Net increase/ (decrease) in net asset value
Net asset value ‐ end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e) Portfolio turnover rate

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

96	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011
$10.74		$13.05	$12.65	$12.37	$11.18	$11.63

0.30		0.39	0.32	0.20	0.20	0.32
0.22		(1.27)	1.00	0.96	2.01	(0.45)
0.52		(0.88)	1.32	1.16	2.21	(0.13)

(0.45)		(0.57)	(0.24)	(0.35)	(0.50)	(0.32)
(0.26)		(0.86)	(0.68)	(0.53)	(0.52)	–
(0.71)		(1.43)	(0.92)	(0.88)	(1.02)	(0.32)
0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
(0.19)		(2.31)	0.40	0.28	1.19	(0.45)
$10.55		$10.74	$13.05	$12.65	$12.37	$11.18

4.94	%(d)	(7.67%)	10.81%	10.08%	21.05%	(1.33%)

$604,691		$538,689	$705,299	$647,365	$569,324	$488,195
1.35	%(f)	1.35%	1.37%	1.35%	1.36%	1.45%
1.35	%(f)	1.35%	1.37%	1.35%	1.36%	1.45%

5.72	%(f)	3.16%	2.60%	1.66%	1.74%	2.57%

5.72	%(f)	3.16%	2.60%	1.66%	1.74%	2.57%
8	%(d)	23%	46%	46%	30%	38%

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	97

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights

Net asset value ‐ beginning of period
Income from investment operations:
Net investment income(a)
Net realized and unrealized gain/ (loss) on investments(a)
Total income from investment operations

Less distributions:
From net investment income
From net realized gain on investments
Total distributions
Paid‐in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value ‐ end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e) Portfolio turnover rate

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

98	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Period December 30, 2010 (Inception) to September 30, 2011
$10.37		$10.88	$10.62	$11.33	$10.59	$10.00

0.30		0.56	0.59	0.52	0.57	0.42
0.01		(0.55)	0.38	(0.51)	0.82	0.46
0.31		0.01	0.97	0.01	1.39	0.88

(0.39)		(0.52)	(0.66)	(0.63)	(0.63)	(0.30)
–		–	(0.05)	(0.09)	(0.02)	–
(0.39)		(0.52)	(0.71)	(0.72)	(0.65)	(0.30)
0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01
(0.08)		(0.51)	0.26	(0.71)	0.74	0.59
$10.29		$10.37	$10.88	$10.62	$11.33	$10.59

3.04	%(d)	0.04%	9.38%	(0.03%)	13.56%	8.97	%(d)

$1,732,369		$1,735,108	$1,148,744	$785,974	$878,631	$332,664
0.85	%(f)	0.86%	0.91%	0.89%	0.90%	1.08	%(f)
0.85	%(f)	0.86%	0.91%	0.89%	0.90%	0.95	%(f)

5.85	%(f)	5.24%	5.47%	4.68%	5.20%	5.18	%(f)

5.85	%(f)	5.24%	5.47%	4.68%	5.20%	5.31	%(f)
20	%(d)	29%	56%	80%	74%	64	%(d)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016	99

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights

Net asset value ‐ beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/ (loss) on investments(a)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
Total distributions
Paid‐in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value ‐ end of period

Total Return(c)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

100	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Period December 30, 2010 (Inception) to September 30, 2011
$10.39		$10.89	$10.63	$11.34	$10.60	$10.00

0.29		0.54	0.57	0.49	0.54	0.40
(0.01)		(0.55)	0.38	(0.51)	0.82	0.46
0.28		(0.01)	0.95	(0.02)	1.36	0.86

(0.37)		(0.49)	(0.64)	(0.60)	(0.61)	(0.28)
–		–	(0.05)	(0.09)	(0.02)	–
(0.37)		(0.49)	(0.69)	(0.69)	(0.63)	(0.28)
0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01	0.02
(0.09)		(0.50)	0.26	(0.71)	0.74	0.60
$10.30		$10.39	$10.89	$10.63	$11.34	$10.60
2.80	%(d)	(0.12%)	9.09%	(0.29%)	13.28%	8.88	%(d)

$221,482		$233,319	$232,191	$270,560	$453,520	$141,779
1.10	%(f)	1.11%	1.16%	1.14%	1.15%	1.33	%(f)
1.10	%(f)	1.11%	1.16%	1.14%	1.15%	1.20	%(f)
5.59	%(f)	4.97%	5.26%	4.40%	4.96%	4.99	%(f)

5.59	%(f)	4.97%	5.26%	4.40%	4.96%	5.11	%(f)

20	%(d)	29%	56%	80%	74%	64	%(d)

Semi-Annual Report | March 31, 2016	101

RiverNorth Equity Opportunity Fund	Class I

Financial Highlights

Net asset value ‐ beginning of period
Income/(loss) from investment operations:
Net investment income/(loss)(b)
Net realized and unrealized gain/(loss) on investments(b)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
Total distributions
Paid‐in capital from redemption fees(b)
Net increase/(decrease) in net asset value
Net asset value ‐ end of period

Total Return(d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)

Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)

Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income/(loss) to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income/(loss) to average net assets including fee waivers and reimbursements(f)
Portfolio turnover rate

(a)	Prior to January 1, 2014, the RiverNorth Equity Opportunity Fund was known as the RiverNorth/Manning & Napier Dividend Income Fund.
(b)	Based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.

See Notes to Financial Statements.

102	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015	For the Year Ended September 30, 2014(a)	For the Year Ended September 30, 2013	For the Period July 18, 2012 (Inception) to September 30, 2012
$9.25		$12.15	$11.68	$10.42	$10.00

0.29		(0.01)	0.17	0.22	0.02
(0.01)		(0.59)	1.48	1.50	0.42
0.28		(0.60)	1.65	1.72	0.44

(0.29)		(0.41)	(0.55)	(0.39)	(0.02)
(0.30)		(1.89)	(0.63)	(0.08)	–
(0.59)		(2.30)	(1.18)	(0.47)	(0.02)
0.00	(c)	0.00 (c)	0.00 (c)	0.01	–
(0.31)		(2.90)	0.47	1.26	0.42
$8.94		$9.25	$12.15	$11.68	$10.42

2.99	%(e)	(6.99%)	14.52%	16.99%	4.44	%(e)

$9,406		$1,683	$1,925	$3,067	$1,069

1.72	%(g)	2.00%	2.03%	1.98%	6.16	%(g)

1.35	%(g)	1.35%	1.35%	1.35%	1.35	%(g)

6.19	%(g)	(0.71%)	0.76%	1.33%	(3.92%	)(g)

6.56	%(g)	(0.05%)	1.44%	1.96%	0.89	%(g)
36	%(e)	51%	107%	100%	13	%(e)

Semi-Annual Report | March 31, 2016	103

RiverNorth Equity Opportunity Fund	Class R

Financial Highlights

Net asset value ‐ beginning of period
Income/(loss) from investment operations:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments(b)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
Total distributions
Paid‐in capital from redemption fees(b)
Net increase/(decrease) in net asset value
Net asset value ‐ end of period

Total Return(d)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)

Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)

Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income/(loss) to average net assets excluding fee waivers and reimbursements(f)

Ratio of net investment income to average net assets including fee waivers and reimbursements(f)

(a)	Prior to January 1, 2014, the RiverNorth Equity Opportunity Fund was known as the RiverNorth/Manning & Napier Dividend Income Fund.
(b)	Based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.

See Notes to Financial Statements.

104	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015	For the Year Ended September 30, 2014(a)	For the Year Ended September 30, 2013	For the Period July 18, 2012 (Inception) to September 30, 2012
$9.25		$12.15	$11.68	$10.42	$10.00

0.27		0.00 (c)	0.13	0.19	0.01
0.00	(c)	(0.62)	1.48	1.51	0.44
0.27		(0.62)	1.61	1.70	0.45

(0.28)		(0.39)	(0.52)	(0.37)	(0.03)
(0.30)		(1.89)	(0.62)	(0.08)	–
(0.58)		(2.28)	(1.14)	(0.45)	(0.03)
0.00	(c)	0.00 (c)	0.00 (c)	0.01	0.00	(c)
(0.31)		(2.90)	0.47	1.26	0.42
$8.94		$9.25	$12.15	$11.68	$10.42

2.87	%(e)	(7.20%)	14.22%	16.75%	4.46	%(e)

$4,210		$5,217	$8,820	$10,923	$6,282

1.97	%(g)	2.22%	2.28%	2.21%	6.21	%(g)

1.60	%(g)	1.60%	1.60%	1.60%	1.60	%(g)

5.67	%(g)	(0.60%)	0.41%	1.09%	(4.12%	)(g)

6.04	%(g)	0.02%	1.09%	1.71%	0.49	%(g)
36	%(e)	51%	107%	100%	13	%(e)

Semi-Annual Report | March 31, 2016	105

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Period December 28, 2012 (Inception) to September 30, 2013
Net asset value ‐ beginning of period	$9.18		$10.25	$9.95	$10.00
Income/(loss) from investment operations:
Net investment income(a)	0.25		0.43	0.47	0.22
Net realized and unrealized gain/(loss)on investments(a)	(0.08)		(0.77)	0.33	(0.07)
Total income/(loss) from investment operations	0.17		(0.34)	0.80	0.15

Less distributions:
From net investment income	(0.37)		(0.53)	(0.50)	(0.20)
From net realized gain on investments	–		(0.20)	–	–
Total distributions	(0.37)		(0.73)	(0.50)	(0.20)
Paid‐in capital from redemption fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)
Net increase/(decrease) in net asset value	(0.20)		(1.07)	0.30	(0.05)
Net asset value ‐ end of period	$8.98		$9.18	$10.25	$9.95

Total Return(c)	1.89	%(d)	(3.50%)	8.16%	1.52	%(d)

See Notes to Financial Statements.

106	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period December 28, 2012 (Inception) to September 30, 2013
Supplemental Data:
Net assets, end of period (in thousands)	$76,603		$88,360		$69,473	$25,472
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.33	%(f)(g)	1.36	%(g)	1.39%	1.58	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.33	%(f)(g)	1.36	%(g)	1.35%	1.35	%(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	5.46	%(f)(g)	4.40	%(g)	4.45%	2.65	%(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	5.46	%(f)(g)	4.40	%(g)	4.49%	2.88	%(f)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.33	%(f)(g)	1.35	%(g)	1.39%	1.58	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.33	%(f)(g)	1.35	%(g)	1.35%	1.35	%(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	5.46	%(f)(g)	4.41	%(g)	4.45%	2.65	%(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	5.46	%(f)(g)	4.41	%(g)	4.49%	2.88	%(f)
Portfolio turnover rate	14	%(d)	70%		91%	117	%(d)

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.

Semi-Annual Report | March 31, 2016	107

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.
(g)	The portion of the ratios attributable to recoupments for the year ended September 30, 2015 is 0.06% and 0.01% for the six months ended March 31, 2016.

See Notes to Financial Statements.

108	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Period December 28, 2012 (Inception) to September 30, 2013
Net asset value ‐ beginning of period	$9.17		$10.24	$9.95	$10.00
Income/(loss) from investment operations:
Net investment income(a)	0.23		0.41	0.46	0.21
Net realized and unrealized gain/(loss)on investments(a)	(0.08)		(0.77)	0.31	(0.07)
Total income/(loss) from investment operations	0.15		(0.36)	0.77	0.14

Less distributions:
From net investment income	(0.35)		(0.51)	(0.48)	(0.19)

From net realized gain on investments	–		(0.20)	–	–
Total distributions	(0.35)		(0.71)	(0.48)	(0.19)

Paid‐in capital from redemption fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)
Net increase/(decrease) in net asset value	(0.20)		(1.07)	0.29	(0.05)
Net asset value ‐ end of period	$8.97		$9.17	$10.24	$9.95

Total Return(c)	1.76	%(d)	(3.76%)	7.78%	1.38	%(d)

Semi-Annual Report | March 31, 2016	109

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended March 31, 2016 (Unaudited)		For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period December 28, 2012 (Inception) to September 30, 2013
Supplemental Data:

Net assets, end of period (in thousands)	$7,420		$10,368		$16,163	$22,115
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.62%	%(f)(g)	1.61	%(g)	1.63%	1.80	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.60%	%(f)(g)	1.61	%(g)	1.60%	1.60	%(f)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	5.17%	%(f)(g)	4.14	%(g)	4.40%	2.60	%(f)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	5.19%	%(f)(g)	4.14	%(g)	4.43%	2.80	%(f)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.62%	%(f)(g)	1.60	%(g)	1.63%	1.80	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.60%	%(f)(g)	1.60	%(g)	1.60%	1.60	%(f)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)	5.17%	%(f)(g)	4.15	%(g)	4.40%	2.60	%(f)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)	5.19%	%(f)(g)	4.15	%(g)	4.43%	2.80	%(f)
Portfolio turnover rate	14	%(d)	70%		91%	117	%(d)

See Notes to Financial Statements.

110	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.
(g)	The portion of the ratios attributable to recoupments for the year ended September 30, 2015 is 0.05% and 0.05% for the six months ended March 31, 2016.

Semi-Annual Report | March 31, 2016	111

RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board’ or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services- Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth Equity Opportunity Fund (the “Equity Opportunity Fund”) is a diversified series of the Trust and commenced investment operations on July 18, 2012. The Equity Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Equity Opportunity Fund is RiverNorth Capital Management, LLC. The investment objective of the Equity Opportunity Fund is overall total return consisting of long-term capital appreciation and income. Prior to January 1, 2014 the name of the Equity Opportunity Fund was the RiverNorth/Manning & Napier Dividend Income Fund and the sub-adviser was Manning & Napier Advisors, LLC.  On January 28, 2014 the strategy of the RiverNorth Equity Opportunity Fund changed to permit the RiverNorth Equity Opportunity Fund to gain exposure to the equity markets through exchange‐traded funds rather than individual dividend‐paying stocks.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”).  The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

112	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2016.

Security Valuation:  The Funds’ assets and other financial instruments are generally valued at their market value using market quotations.  If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Semi-Annual Report | March 31, 2016	113

RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s or class’ assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. For the six months ended March 31, 2016, the Core Opportunity Fund, Strategic Income Fund, Equity Opportunity Fund and High Income Fund received redemption fees of $72,164, $137,174, $1,591 and $14,726, respectively.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund series classes in the Trust based on average net assets.

Federal Income Taxes:  The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, preferred stocks, business development companies, and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Semi-Annual Report | March 31, 2016	115

RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, contingent convertible securities, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London‐Interbank Offered Rate (“USD‐LIBOR”) and an annual fee or various agreed upon inputs. Foreign Currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

116	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

The following is a summary of the inputs used at March 31, 2016 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Companies	$25,943,531	$–	$–	$25,943,531
Closed-End Funds	502,347,236	–	–	502,347,236
Common Stocks	909,336	–	–	909,336
Exchange-Traded Funds	127,352,793	–	–	127,352,793
Preferred Stocks	1,692,248	–	–	1,692,248
Short-Term Investments	94,434,700	–	–	94,434,700
Total	$752,679,844	$–	$–	$752,679,844

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$340,269	$–	$340,269
Net receivable on purchase and settlement agreement***	1,726,969	–	–	1,726,969
Liabilities
Total Return Swap Contracts	–	(630,932)	–	(630,932)
Total	$1,726,969	$(290,663)	$–	$1,436,306

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Companies	$32,597,945	$–	$–	$32,597,945
Business Development Company Senior Notes	28,830,546	–	–	28,830,546
Closed-End Funds	587,991,966	–	–	587,991,966
Collateralized Loan Obligations	–	14,926,697	–	14,926,697
Common Stocks	1,752,123	–	–	1,752,123
Contingent Convertible Securities	–	1,108,098	–	1,108,098
Exchange-Traded Funds	14,068,001	–	–	14,068,001
Foreign Corporate Bonds	–	47,742,617	–	47,742,617
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	2,032,000	–	2,032,000
Municipal Bonds	–	20,810,033	–	20,810,033

Semi-Annual Report | March 31, 2016	117

RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

Strategic Income Fund (continued)
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Non-Agency Collateralized Mortgage Obligations	$–	$417,302,250	$–	$417,302,250
Open-End Funds	24,324,633	–	–	24,324,633
Preferred Stocks	12,862,415	–	–	12,862,415
Short-Term Investments	330,803,320	–	–	330,803,320
U.S. Corporate Bonds	–	62,906,004	–	62,906,004
U.S. Government / Agency Mortgage Backed Securities	–	228,447,063	–	228,447,063
U.S. Government Bonds and Notes	–	96,866,117	–	96,866,117
Total	$1,033,230,949	$892,140,879	$–	$1,925,371,828

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$530,959	$–	$530,959
Net receivable on purchase and settlement agreement***	2,810,925	–	–	2,810,925
Liabilities
Total Return Swap Contracts	–	(677,420)	–	(677,420)
Total	$2,810,925	$(146,461)	$–	$2,664,464

Equity Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$11,199,577	$–	$–	$11,199,577
Exchange-Traded Funds	2,535,267	–	–	2,535,267
Total	$13,734,844	$–	$–	$13,734,844

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Companies	$1,361,646	$–	$–	$1,361,646

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RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

High Income Fund (continued)
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$23,528,385	$–	$–	$23,528,385
Common Stocks	56,087	–	–	56,087
Preferred Stocks	401,838	–	–	401,838
Bank Loans
Italy	–	–	314,431	314,431
United States	–	19,167,122	320,198	19,487,320
Other	–	8,869,323	–	8,869,323
High Yield Debt	–	23,542,610	–	23,542,610
Short-Term Investments	5,864,214	–	–	5,864,214
Total	$31,212,170	$51,579,055	$634,629	$83,425,854

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$42,667	$–	$42,667
Total Return Swap Contracts	–	117,318	–	117,318
Liabilities
Forward Foreign Currency Contracts	–	(670,514)	–	(670,514)
Total	$–	$(510,529)	$–	$(510,529)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments.
***	See Note 4.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Balance as of September 30, 2015	Accrued discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of March 31, 2016	Net change in unrealized appreciation/ (depreciation) included in the Statement of Operations attributable to Level 3 investments held at March 31, 2016
High Income Fund
Bank Loans	$499,357	$746	$–	$(1,915)	$8,745	$–	$(9,554)	$137,250	$–	$634,629	$(2,750)
Total	$499,357	$746	$–	$(1,915)	$8,745	$–	$(9,554)	$137,250	$–	$634,629	$(2,750)

Semi-Annual Report | March 31, 2016	119

RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2016:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Bank Loans	$634,629	Third-Party Vendor Pricing Service	Vendor Quote

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Vendor Quote	Increase	Decrease

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Transfer of securities from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities.

There were no transfers into and out of Levels 1 and 2 during the current period presented.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments.  The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.  Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the six months ended March 31, 2016, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked‐to‐market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

If required by the forward foreign currency contracts, the High income Fund, has segregated sufficient assets as collateral to satisfy the current obligations with respect to forward foreign currency contracts, and this is reflected as Cash segregated at custodian for forward foreign currency contracts on the High Income Fund’s Statement of Assets and Liabilities.

Total Return Swaps

Certain Funds may enter into total return swaps. During the six months ended March 31, 2016, the Core Opportunity Fund, the Strategic Income Fund, and the High Income Fund invested in total return swaps.  Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. Generally, the basis of the total return swap is the unamortized premium received or paid. The periodic swap payments received or made by the Fund are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown on each Fund’s respective Statement of Assets and Liabilities. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. In addition, if the reference asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Fund may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

Semi-Annual Report | March 31, 2016	121

RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

Separate from the total return swap agreement with Goldman Sachs, the Core Opportunity Fund and the Strategic Income Fund entered into a Purchase and Settlement Agreement (“PSA”) on February 18, 2016 with Fifth Street Finance Corp (“FSC”) and affiliated parties. Under the terms of the PSA, which was entered into to resolve a then-pending shareholder activism campaign, upon the close of the total return swap entered into with Goldman Sachs, FSC or its affiliated parties will pay the Funds the difference per share between the final closing price of the FSC common share and $6.25.  If, upon the close of the swap, the price of the FSC common share is above $6.25, the Funds will pay FSC or its affiliated parties the difference.   In addition, the Funds and FSC have agreed to split all monthly dividends paid on the FSC common shares through the closing of the total return swap.   As of March 31, 2016 the price of the FSC common shares was $5.02, resulting in a net receivable (inclusive of the dividend payable noted above) of $1,726,969 in the Core Opportunity Fund and $2,810,925 in the Strategic Income Fund as reflected on each Fund’s Statement of Asset and Liabilities. The Funds also agreed not to amend, modify, waive, extend or voluntarily terminate or settle any of the total return swaps entered into with Goldman Sachs unless FSC directs them in writing.  If early settlement of the total return swap occurs, the Funds may receive a daily finance charge from FSC or its affiliated parties  if payment is not received from FSC or its affiliated parties concurrent with the total return swap settlement.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

If required by the swap agreement, the Funds, have segregated sufficient assets as collateral to satisfy the current obligations with respect to total return swaps, and this is reflected as Cash segregated at custodian for total return swap contracts on each Fund's respective Statement of Assets and Liabilities.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Assets and Liabilities as of March 31, 2016:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Core Opportunity Fund	Equity Contracts (Total return swap contracts)	Unrealized appreciation on total return swap contracts	$340,269
Strategic Income Fund	Equity Contracts (Total return swap contracts)	Unrealized appreciation on total return swap contracts	$530,959
High Income Fund	Equity Contracts (Total return swap contracts)	Unrealized appreciation on total return swap contracts	$117,318
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized appreciation on forward foreign currency contracts	$42,667

		Liabilities Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Core Opportunity Fund	Equity Contracts (Total return swap contracts)	Unrealized depreciation on total return swap contracts	$(630,932)
Strategic Income Fund	Equity Contracts (Total return swap contracts)	Unrealized depreciation on total return swap contracts	$(677,420)
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized depreciation on forward foreign currency contracts	$(670,514)

Semi-Annual Report | March 31, 2016	123

RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Operations for the six months ended March 31, 2016:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Core Opportunity Fund	Equity Contracts (Total return swap contracts)	Net realized gain/(loss) on Total return swap contracts/ Net change in unrealized appreciation/(depreciation) on Total return swap contracts	$826,730	$(278,617)
Strategic Income Fund	Equity Contracts (Total return swap contracts)	Net realized gain/(loss) on Total return swap contracts/ Net change in unrealized appreciation/(depreciation) on Total return swap contracts	$1,732,442	$37,623
High Income Fund	Equity Contracts (Total return swap contracts)	Net realized gain/(loss) on Total return swap contracts/ Net change in unrealized appreciation/(depreciation) on Total return swap contracts	$(54,898)	$117,318
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain/(loss) on Translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts/ Net change in unrealized appreciation/ (depreciation) on Translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	$502,068	$(592,055)

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RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

The forward currency contracts and total return swap contracts average notional amount during the six months ended March 31, 2016 is noted below.

Fund	Average Notional Amount of Total Return Swap Contracts*
Core Opportunity Fund	$74,593,757
Strategic Income Fund	$47,730,584
High Income Fund*	$3,000,000

*	For the period in which the total return swap was held.

Fund	Average Notional Amount of Forward Foreign Currency Contracts
High Income Fund	$15,881,802

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set‐off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Semi-Annual Report | March 31, 2016	125

RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2016.

Offsetting of Derivatives Asset

March 31, 2016
				Gross Amounts Not Offset in the Statement of Financial Position
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset (a)	Cash Collateral Received(a)	Net Amount
Core Opportunity Fund
Total Return Swap Contracts	$340,269	$–	$340,269	$–	$–	$340,269
Total	$340,269	$–	$340,269	$–	$–	$340,269
Strategic Income Fund
Total Return Swap Contracts	$530,959	$–	$530,959	$–	$–	$530,959
Total	$530,959	$–	$530,959	$–	$–	$530,959
High Income Fund
Forward Foreign Currency Contracts	$42,667	$–	$42,667	$(42,667)	$–	$–
Total Return Swap Contracts	$117,318	$–	$117,318	$–	$–	$117,318
Total	$159,985	$–	$159,985	$(42,667)	$–	$117,318

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RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

Offsetting of Derivatives Liability

March 31, 2016
				Gross Amounts Not Offset in the Statement of Financial Position
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset (a)	Cash Collateral Pledged(a)	Net Amount
Core Opportunity Fund
Total Return Swap Contracts	$630,932	$–	$630,932	$–	$–	$630,932
Total	$630,932	$–	$630,932	$–	$–	$630,932
Strategic Income Fund
Total Return Swap Contracts	$677,420	$–	$677,420	$–	$–	$677,420
Total	$677,420	$–	$677,420	$–	$–	$677,420
High Income Fund
Forward Foreign Currency Contracts	$670,514	$–	$670,514	$(42,667)	$(598,000)	$29,847
Total	$670,514	$–	$670,514	$(42,667)	$(598,000)	$29,847

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

5.  LOAN PARTICIPATIONS AND ASSIGNMENTS

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate debt issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. At March 31, 2016, the High Income Fund had $938,215 in unsettled domestic and foreign loan commitments.

Semi-Annual Report | March 31, 2016	127

RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

6. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of the average daily net assets of the Funds.

The Chief Compliance Officer of the Funds is an affiliate of the Funds.

The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
Core Opportunity Fund	1.00%
Strategic Income Fund	0.75%
Equity Opportunity Fund	1.00%
High Income Fund	1.00%

The Adviser has contractually agreed to defer the collection of the Funds’ management fees and/or reimburse expenses, but only to the extent necessary to limit net annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Funds’ invest; and extraordinary expenses), as a percentage of the average daily net assets of the Funds. Each deferral of fees or reimbursements of expenses by the Adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses were incurred, provided that the Fund is able to make the repayment without exceeding the below expense limitations and the repayment is approved by the Board.

Fund	Class I	Class R	Expiration of Expense Limitation Agreement
Core Opportunity Fund	1.35%	1.60%	January 31, 2017
Strategic Income Fund	0.95%	1.20%	January 31, 2017
Equity Opportunity Fund	1.35%	1.60%	January 31, 2017
High Income Fund	1.35%	1.60%	January 31, 2017

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RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

As of the year ended September 30, 2015, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring September 30,
	2016	2017	2018
Fund/Class Core Opportunity Fund
Class I	N/A	N/A	N/A
Class R	N/A	N/A	N/A
Strategic Income Fund
Class I	N/A	N/A	N/A
Class R	N/A	N/A	N/A
Equity Opportunity Fund
Class I	$19,714	$17,095	$12,743
Class R	65,892	65,618	49,847
Total	$85,606	$82,713	$62,590
High Income Fund
Class I	N/A	$2,451	N/A
Class R	$12,668	7,302	N/A
Total	$12,668	$9,753	N/A

For the year ended September 30, 2015, the High Income Fund repaid previously waived fees of $43,973 in Class I and $7,343 in Class R.

Additionally, for the six months ended March 31, 2016 the Adviser opted to forgo $69,185 in management fees in the Strategic Income Fund related to the Fund's investment in an affiliate fund, the High Income Fund.

DoubleLine is the investment sub‐adviser to the Strategic Income Fund. Oaktree Capital is the investment sub‐adviser to the High Income Fund. Under the terms of the sub‐advisory agreements, the Sub‐Advisers, subject to the supervision of the Adviser and the Board of the Trust, provide or arrange to be provided to the Strategic Income Fund and the High Income Fund such investment advice as deemed advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund's investment objective and policies. As compensation for its sub‐advisory services, the Adviser is obligated to pay each Sub‐Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund and the High Income Fund.

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”).

State Street Bank & Trust, Co. serves as the Funds’ custodian.

The Funds have adopted a plan pursuant to Rule 12b‐1 under the Investment Company Act of 1940, as amended (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Class R shares of the Core Opportunity Fund, the Class R Shares of the Strategic Income Fund, the Class R Shares of the Equity Opportunity Fund, and the Class R Shares of the High Income Fund is 0.25% of the average daily net assets. Under the Plan the Trust may engage in any activities related to the distribution of Fund shares. The expenses of the Funds’ Plan are reflected as 12b‐1 fees in the Statement of Operations.

Semi-Annual Report | March 31, 2016	129

RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc (“the Distributor”) to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser received no salary or fees from the Trust. Each Trustee who is not an “interested person” received a fee of $36,000 per year plus $1,500 per meeting attended. The audit committee chairman received an additional $1,000 per year. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

Certain Trustees and Officers of the Trust are also officers of the Adviser, the Distributor or the Administrator.

7.  TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2016.

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2015, was as follows:

	Ordinary Income	Tax-Exempt Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Core Opportunity Fund*	$37,547,641	$2,424,932	$47,553,113	$–	$87,525,686
Strategic Income Fund*	87,553,232	–	–	–	87,553,232
Equity Opportunity Fund*	363,478	–	1,715,207	–	2,078,685
High Income Fund*	6,000,750	–	178,794	–	6,179,544

*	Classification of Distributions: Net investment income and net realized gain may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended September 30, 2015, certain differences were reclassified. These differences were primarily due to book/tax distribution differences and to the different tax treatment of certain other investments; the amounts reclassified did not affect net assets. The reclassifications were as follows:

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RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

	Paid-in Capital	Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Core Opportunity Fund	$–	$(724,458)	$724,458
Strategic Income Fund	(1)	4,828,392	(4,828,391)
Equity Opportunity Fund	–	52,805	(52,805)
High Income Fund	–	1,244,609	(1,244,609)

At September 30, 2015, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Core Opportunity Fund	$5,232,817	$21,708,250	$(44,024,257)	$(12,046)	$(17,095,236)
Strategic Income Fund	11,808,409	(7,865,431)	(94,305,727)	148,597	(90,214,152)
Equity Opportunity Fund	–	398,124	(557,974)	–	(159,850)
High Income Fund	768,488	(803,818)	(9,213,383)	35,793	(9,212,920)

Capital Losses: As of September 30, 2015 the following Funds had capital loss carryforwards which may reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely.

Capital losses carried forwards were as follows:

Fund	Short-Term	Long-Term
Strategic Income Fund	$7,865,431	$–
High Income Fund	30,135	–

The High Income Fund has elected to defer to the year ending September 30, 2016, capital losses recognized during the period November 1, 2014 to September 30, 2015, in the amount of $773,683.

Semi-Annual Report | March 31, 2016	131

RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2016, were as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$51,901,177	$(83,815,339)	$(31,914,162)	$784,594,006
Strategic Income Fund*	50,478,053	(147,884,973)	(97,406,920)	2,022,778,748
Equity Opportunity Fund*	281,898	(1,029,476)	(747,578)	14,482,422
High Income Fund*	677,370	(7,844,867)	(7,167,497)	90,593,351

*	The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to PFIC’s, wash sales and tax treatment of certain other investments.

8. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2016, excluding U.S. Government Obligations and short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$53,810,113	$84,203,847
Strategic Income Fund	198,079,975	249,683,714
Equity Opportunity Fund	11,917,282	4,657,426
High Income Fund	11,624,805	25,924,034

Investment Transactions in U.S. Government Obligations for the six months ended March 31, 2016 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Strategic Income Fund	$115,641,676	$84,043,097

9.  AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the six months ended March 31, 2016 were as follows:

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RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

Strategic Income Fund
Security Name	Share Balance at October 1, 2015	Purchases	Sales	Share Balance at March 31, 2016	Dividends	Realized Gains/ (Losses)	Market Value March 31, 2016
RiverNorth/Oaktree High Income Fund, Class I	2,600,690	108,066	–	2,708,757	$964,198	$–	$24,324,633
					$964,198	$–	$24,324,633

Core Opportunity Fund
Security Name	Share Balance at October 1, 2015	Purchases	Sales	Share Balance at March 31, 2016	Dividends	Realized Gains/ (Losses)	Market Value March 31, 2016
Clough Global Equity Fund	553,130	405,331	–	958,461	$596,925	$–	$10,428,056
Clough Global Opportunities Fund	2,863,442	171,173	–	3,034,615	1,766,128	–	29,071,612
					$2,363,053	$–	$39,499,668

The Strategic Income Fund and the High Income Fund engaged in cross trades with each other during the six months ended March 31, 2016, pursuant to Rule 17a-7 under the 1940 Act. Generally, cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of Trustees previously adopted procedures that apply to transactions between the Funds and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board of Trustees reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Funds’ procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Fund. The Strategic Income Fund purchased securities from the High Income Fund in the amount of $3,803,116, resulting in a realized loss of $440,149 in the High Income Fund.

10. REVOLVING LINE OF CREDIT

On April 8, 2014, the Funds entered into a $100,000,000 unsecured Revolving Credit Agreement with State Street Bank & Trust, Co. The Revolving Credit Agreement was amended on April 17, 2015. Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the One-Month LIBOR Rate in effect on the day the loan is made plus 1.25%, whichever is greater. From April 17, 2015 through March 31, 2016, the Funds paid a facility fee on unloaned balances equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.15%. The Revolving Credit Agreement expires on April 5, 2016. For the six months ended March 31, 2016, the Funds did not borrow money under the Agreement.

Semi-Annual Report | March 31, 2016	133

RiverNorth Funds	Notes to Financial Statements

March 31, 2016 (Unaudited)

11. BENEFICIAL OWNERSHIP

On March 31, 2016, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of March 31, 2016, are listed below:

Fund	Shareholder Name	Percentage Interest
Core Opportunity Fund- Class I	BMO Harris Bank	43.76%
Core Opportunity Fund- Class I	Charles Schwab & Company, Inc.	31.68%
Core Opportunity Fund- Class R	National Financial Services Corp.	81.06%
Strategic Income Fund- Class I	Charles Schwab & Company, Inc.	26.01%
Strategic Income Fund- Class R	Charles Schwab & Company, Inc.	38.38%
Equity Opportunity Fund- Class I	BMO Harris Bank	84.30%
Equity Opportunity Fund- Class R	Charles Schwab & Company, Inc.	37.97%
Equity Opportunity Fund- Class R	National Financial Services Corp.	28.76%
High Income Fund- Class I	RiverNorth/DoubleLine Strategic Income Fund	31.79%
High Income Fund- Class I	Charles Schwab & Company, Inc.	25.16%
High Income Fund- Class R	Charles Schwab & Company, Inc.	54.66%

12. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13. SUBSEQUENT EVENTS

On April 5, 2016 the Revolving Credit Agreement was renewed for an additional 364-day period, to expire on April 4, 2017. Effective with this amendment, the facility fee for unloaned balances was increased from 0.10% to 0.25%.

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RiverNorth Funds	Additional Information

March 31, 2016 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Funds’ first Form N-Q was filed with the SEC on February 26, 2007. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Funds at 1-888-848-7569.

Semi-Annual Report | March 31, 2016	135

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2016 (Unaudited)

RENEWAL OF MANAGEMENT AGREEMENT

At an in-person meeting of the Board, held on November, 17 2015 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act (the “Independent Trustees”)), considered the renewal of the Management Agreement between the Adviser and the Trust. The Board received materials compiled by the Adviser and the Funds’ administrator including a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, certifications regarding the Adviser’s compliance programs and information regarding the performance of Funds’ benchmark indices and peer funds. Prior to the in-person Board meeting held on November 17, 2015, the Independent Trustees held a special meeting on November 4, 2015 via teleconference to discuss the materials. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Funds and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Funds, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with each Fund, (v) the extent to which economies of scale will be realized by each Fund as it grows, and (vi) whether each Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

Core Opportunity Fund
Regarding the Core Opportunity Fund, the Board reviewed the performance of the Fund for the year-to-date, one-year, three-year and five-year periods ended September 30, 2015. These returns were compared to the returns of mutual funds in the Morningstar Moderate Allocation Fund and Multi-alternative Fund categories. The Trustees also reviewed the Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by the Adviser. The Board concluded that the performance compared favorably to the Morningstar Multi-alternative Fund category peer group averages and underperformed the Morningstar Moderate Allocation Fund category for the year-to-date and one-year periods. The Board noted in its review of performance that the taxable closed-end funds market was down -14.5% during the year, while the broader funds market was down -8.94%. The Board further noted that the performance of the Core Opportunity Fund was mixed compared to the returns of the relative benchmark indices.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer groups. The Board noted that the Core Opportunity Fund annual net expense ratio of 1.37% was higher than the median of 1.06% and higher than the average of 0.86% for the other funds in the Morningstar Moderate Allocation Fund category. The Board also noted that the annual gross expense ratio of 1.37% was higher than the median of 1.06% and higher than the average of 0.87% for the peer funds in the Morningstar Moderate Allocation Fund category. The Board noted, however, that the higher gross fees were attributable to the fees charged by the closed-end funds in which the Fund invests and were not direct operating expenses of the Fund.

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RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2016 (Unaudited)

The Board also noted that the annual management fee of 1.00% for the Fund was above the 0.65% median and the 0.53% average paid by the other peer funds in the Morningstar Moderate Allocation Fund category. The Board noted that the minimum fee for the same peer group was 0.10%. The Board noted, however, that the funds in the minimum management fee range, which reduced the average, were likely funds of funds where the adviser was likely paid on the underlying fund assets. The Board, including the Independent Trustees, determined that although fees were high relative to the Fund’s peers, the fees were reasonable given the unique investment characteristics of the Fund and the nature of the services to be provided by the Adviser.

The Board also noted that the Adviser had presented a comparison of fees to fund peer groups the Adviser determined to be more comparable to the Fund with regard to structure and investment product type and that the Fund’s fees were on the low end of such peer groups.

Strategic Income Fund
Regarding the Strategic Income Fund, the Board reviewed the performance of the Fund for the year-to-date, one-year period and three-year period ended September 30, 2015. The Board noted that the Strategic Income Fund outperformed peer mutual funds in Morningstar’s Multi-Sector Bond and Alternative Fund categories for each period. The Board also reviewed the Fund’s performance relative to appropriate peer groups, to relevant securities indices, and to other funds managed by the Adviser.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer groups determined by Morningstar. The Board noted that the annual net expense ratio of 0.91% for the Institutional class was lower than the median of 1.00% and lower than the average of 1.03% for the other funds in the Morningstar Multi-Sector Bond Fund category, and less than the highest, which was 1.84%. The Board also noted that the annual gross expense ratio of 0.91% for the Institutional class was lower than the median of 1.04% and the average of 1.10% for the peer funds in the Morningstar Multi-Sector Bond Fund category.

The Board also noted that the annual management fee of 0.75% for the Strategic Income Fund was above the 0.56% median and the 0.62% average paid by the peer funds in the Morningstar Multi-Sector Bond Fund category. The Board noted that the Fund’s 0.75% management fee was lower; however, than the 1.25% highest fee charged by peers in the Morningstar Multi-Sector Bond Fund category and that the minimum fee for the same peer group was 0.05%. The Board noted that the funds with the lowest management fees in the peer groups were likely funds of funds where the adviser was likely paid on the underlying fund assets, which likely reduced the average and median management fees paid by the peer funds. The Board, including the Independent Trustees, determined that the Strategic Income Fund’s fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services to be provided to the Fund.

Equity Opportunity Fund
Regarding the Equity Opportunity Fund, the Board reviewed the performance of the Fund for the year-to-date, one-year and three-year periods ended September 30, 2015. The Board noted that the Fund underperformed the peer funds in the Morningstar Large Blend Equity Fund and Multi-Alternative Fund categories for each of the periods. The Board also reviewed the Fund’s performance relative to an appropriate peer group, to relevant securities indices, and to other funds managed by the Adviser. The Board noted in its review of performance that the taxable closed-end funds market was down -14.5% during the year, while the broader funds market was down -8.94%. The Board concluded that the performance of the Fund was in line with the returns of the relative benchmark index.

Semi-Annual Report | March 31, 2016	137

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2016 (Unaudited)

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Equity Opportunity Fund and compared those to the management and other fees paid by funds in the relative peer groups. The Board noted that the annual net expense ratio of 1.35% for the Institutional class was higher than the median of 1.26%, but lower than the average of 1.37% for the other funds in the Morningstar Large Blend Equity Fund category, and also less than the highest, which was 2.64%. The Board also noted that the annual gross expense ratio of 2.03% for the Institutional class was higher than the median of 1.92% and lower than the average of 2.74% for the peer funds in the Morningstar Large Blend Equity Fund category.

The Board noted that the annual net expense ratio of 1.60% for the Retail class was higher than the median of 1.26% and the average of 1.37% for the peer funds in the Morningstar Large Blend Equity Fund category, but less than the highest, which was 2.64%. The Board also noted that the annual gross expense ratio of 2.28% for the Retail class was higher than the median of 1.92%, but lower than the average of 2.74% for the peer funds in the Morningstar Large Blend Equity Fund Category.

The Board also noted that the annual management fee of 1.00% for the Fund was above the 0.81% median and the 0.78% average paid by the peer funds in the Morningstar Large Blend Equity Fund category. The Board noted that the Fund’s 1.00% management fee was lower, however, than the 1.40% highest fee charged by the peers in the Morningstar Large Blend Equity Fund category and that the minimum fee for the same peer group is 0.04%. The Board noted that the funds within the lowest management fee range were likely funds of funds where the adviser was likely paid on the underlying fund assets, which likely reduced the average and median management fees paid by the peer funds. The Board, including the Independent Trustees, determined that although the fees were high relative to the Equity Opportunity Fund’s peers, the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser, and the nature of the services to be provided to the Fund.

The Board also noted that the Adviser had presented a comparison of fees to fund peer groups the Adviser determined to be more comparable to the Fund with regard to structure and investment product type and that the Fund’s fees were on the low end of such peer groups.

High Income Fund
Regarding the High Income Fund, the Board reviewed the performance of the Fund for the year-to-date and one-year period ended September 30, 2015. The Board noted that the Fund underperformed the peer funds in the Morningstar Multi-Sector Bond Fund and Morningstar Multi-Alternative Fund categories for each period. The Board also reviewed the Fund’s performance relative to an appropriate peer group provided by the Adviser, to relevant securities indices, and to other funds managed by the Adviser. The Board noted in its review of performance that the taxable closed-end funds market was down -14.5% during the year, while the broader funds market was down -8.94%. The Board concluded that the performance compared in line with the peer group averages and the returns of the relative benchmark index.

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RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2016 (Unaudited)

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer groups. The Board noted that the annual net expense ratio of 1.35% for the Institutional class was higher than the median of 0.86% and the average of 0.84% for the other funds in the Morningstar Multi-Sector Bond Fund category. The Board also noted that the annual gross expense ratio of 1.39% for the Institutional class was higher than the median of 1.35%, but lower than the average of 1.48% for the peer funds in the Morningstar Multi-Sector Bond Fund category.

The Board noted that the annual net expense ratio of 1.60% for the High Income Fund’s Retail class was higher than the median of 0.86% and higher than the average of 0.84% for the other funds in the Morningstar Multi-Sector Bond Fund category. The Board also noted that the annual gross expense ratio of 1.63% for the Retail class was higher than the median of 1.35% and the average of 1.48% for the peer funds in the Morningstar Multi-Sector Bond Fund category.

The Board also noted that the annual management fee of 1.00% for the High Income Fund was above the 0.60% median and the 0.55% average paid by the peer funds in the Morningstar Multi-Sector Bond Fund category. The Board noted that the Fund’s 1.00% management fee was lower, however, than the 1.19% maximum fee charged by the peers in the Morningstar Multi-Sector Bond Fund category and that the minimum fee for the same peer group was 0.05%. The Board noted that the funds within the lowest management fee range were likely funds of funds where the adviser was likely paid on the underlying fund assets, which likely reduced the average and median management fees paid by the peer funds. The Board, including the Independent Trustees, determined that although the fees were high relative to the Fund’s peers, the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser, and the nature of the services to be provided to the Fund.

As to the nature, extent and quality of the services to be provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser would be subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and which provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees, concluded that the Adviser had provided quality services and would continue to do so for the Funds.

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board noted the Adviser’s financial condition is stable as additional accounts and income from its mutual funds have contributed to higher revenues for the Adviser. The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Core Opportunity Fund and the Strategic Income Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

Semi-Annual Report | March 31, 2016	139

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2016 (Unaudited)

The Board noted that the Adviser has no affiliations with the Funds’ transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each of the Funds to continue the Management Agreement with the Adviser for an additional one-year period.

Consideration and Renewal of Investment Sub-Advisory Agreements with DoubleLine Capital, LP and Oaktree Capital Management, L.P. – Strategic Income Fund and High Income Fund
At an in-person meeting of the Board, held on November 17, 2015 and called expressly for that purpose, the Board, including the Independent Trustees, considered the renewal of the sub-advisory agreement (the “DoubleLine Agreement”) between the Adviser and DoubleLine Capital, LP (“DoubleLine”) related to the Strategic Income Fund and the materials provided in support of the proposed renewal of the sub-advisory agreement (the “Oaktree Agreement” and together with the DoubLine Agreement, the “Sub-Advisory Agreements”) between the Adviser and Oaktree Capital Management, L.P. (“Oaktree” and together with DoubeLine, the “Sub-Advisers”) related to the High Income Fund (together with the Strategic Income Fund, the “Funds”). Prior to the in-person Board meeting held on November 17, 2015, the Independent Trustees held a special meeting on November 4, 2015 via teleconference to discuss the materials. The Board then considered the renewal of the Sub-Advisory Agreements. The Board received materials compiled by each Sub-Adviser and the Funds’ administrator including a copy of the Sub-Advisory Agreements, each Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of each Sub-Adviser’s Form ADV, certifications regarding the Sub-Advisers’ compliance programs and information regarding the performance of the Funds’ benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreements: (i) the investment performance of each Fund and the investment performance of the Sub-Advisers, (ii) the nature, extent and quality of the services provided by Sub-Advisers to the Funds, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by each Sub-Adviser and any of its affiliates from the relationship with the Funds, (iv) the extent to which economies of scale will be realized by the Funds as they grow, and (v) whether the fee levels of each Fund reflected the economies of scale to the benefit of each Fund’s shareholders.

The Board reviewed the performance of the Strategic Income Fund for the year-to-date, one-year and three-year period ended September 30, 2015. The Board noted that the Strategic Income Fund’s returns outperformed the funds in the Morningstar Multi-Sector Bond and Alternative Fund categories. The Board also reviewed the performance of the portion of the Strategic Income Fund managed by DoubleLine relative to relevant securities indices, and to other accounts managed by DoubleLine. The Board, including the Independent Trustees, concluded that the performance was in line with the peer group averages and to the returns of the relative benchmark index.

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RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2016 (Unaudited)

The Board reviewed the performance of the High Income Fund for the year-to-date and one-year period ended September 30, 2015. The Board noted that the High Income Fund underperformed the peer funds in the Morningstar Multi-Sector Bond Fund category for each period. The Board also reviewed the performance of the portion of the High Income Fund managed by Oaktree to relevant securities indices. The Board, including the Independent Trustees, concluded that the performance was in line with the peer group averages and to the returns of the relative benchmark index.

As to the comparative fees and expenses, the Board considered the management fee paid by the each Fund to the Adviser, and noted that the Adviser pays each Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board noted that the sub-advisory fee paid by the Adviser to each Sub-Adviser was reasonable as well, given the fees each Sub-Adviser charges other clients to manage similar strategies.

As to the nature, extent and quality of the services to be provided by the Sub-Advisers, the Board considered that under the terms of the Sub-Advisory Agreements, the Sub-Advisers would, subject to the supervision of the Board, provide to the Funds such investment advice as each Sub-Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. The Board reviewed each Sub-Adviser’s Form ADV, which provided details regarding the experience of each Sub-Adviser’s investment personnel. The Sub-Advisers also provided additional information regarding their experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees, concluded that each Sub-Adviser had provided quality services and would continue to do so for the Funds.

As to the cost of the services to be provided and to the profits to be realized by the Sub-Advisers, the Board reviewed each Sub-Adviser’s financial condition. The Board noted that the financial condition of each Sub-Adviser was stable, as additional accounts and income from its mutual funds had contributed to higher revenues. The Board, including the Independent Trustees determined that the Sub-Advisory Agreements were not overly profitable to the Sub-Advisers and the financial condition of each Sub-Adviser was adequate. The Board noted that neither Sub-Adviser has affiliations with the Funds’ transfer agent, fund accountant, custodian, or distributor and therefore do not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each the Strategic Income Fund and High Income Fund to continue the Sub-Advisory Agreements between the Adviser and each Sub-Adviser with respect to the Funds for an additional one-year period.

Semi-Annual Report | March 31, 2016	141

RiverNorth Funds	Notes

142	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes

Semi-Annual Report | March 31, 2016	143

RiverNorth Funds	Notes

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RiverNorth Funds
RiverNorth Core Opportunity Fund
RiverNorth/DoubleLine Strategic Income Fund
RiverNorth Equity Opportunity Fund
RiverNorth/Oaktree High Income Fund

Board of Trustees
Patrick W. Galley, CFA, Chairman
James G. Kelley
John S. Oakes
Fred G. Steingraber
John K. Carter

Investment Adviser
RiverNorth Capital Management, LLC

Sub Advisers
DoubleLine Capital LP
Oaktree Capital Management, L.P.

Transfer Agent, Administrator and
Dividend Disbursing Agent
ALPS Fund Services, Inc.

Distributor
ALPS Distributors, Inc.

Custodian
State Street Global Services

Independent Registered
Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2.	Code of Ethics.

NOT APPLICABLE – disclosed with annual report.

Item 3.	Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report.

Item 4.	Principal Accountant Fees and Services.

NOT APPLICABLE - disclosed with annual report.

Item 5.	Audit Committee of Listed Companies.

NOT APPLICABLE – applies to listed companies only.

Item 6.	Schedule of Investments.

NOT APPLICABLE – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

NOT APPLICABLE – applies to closed-end funds only.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only.

Item 10.	Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not Applicable – filed with annual report.

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1during the period.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	June 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:	June 8, 2016

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:	June 8, 2016